As filed with the Securities and Exchange Commission on December 21, 2007
                      1933 Act Registration No. 002-85229
                      1940 Act Registration No. 811-03802

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
      Pre-Effective Amendment No.          [ ]
                                     ---
      Post-Effective Amendment No.    62   [X]
                                     ---

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
      Amendment No.                   63   [X]
                                     ---

                        (Check appropriate box or boxes)

                                -----------------

                          LEHMAN BROTHERS INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                          Lehman Brothers Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600

                             -----------------------


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
___  on _________________ pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
_X_   on  February 28, 2008   pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on _________________ pursuant to paragraph (a)(2)


If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Shares of Lehman Brothers Core Bond Fund, Lehman Brothers High Income Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust, Lehman Brothers New York Municipal Money Fund, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Strategic Income Fund and Neuberger Berman Cash Reserves.

                          LEHMAN BROTHERS INCOME FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 62 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 62 on Form N-1A

Part A - Prospectuses

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits







This filing is intended to affect the Registration Statement only with respect to the series designated: Lehman Brothers Core Bond Fund, Lehman Brothers High Income Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust, Lehman Brothers New York Municipal Money Fund, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Strategic Income Fund and Neuberger Berman Cash Reserves.

LEHMAN BROTHERS



INVESTOR CLASS SHARES

Lehman Brothers Core Bond Fund

Lehman Brothers High Income Bond Fund

Lehman Brothers Municipal Money Fund

Lehman Brothers Municipal Securities Trust

Lehman Brothers Short Duration Bond Fund

Neuberger Berman Cash Reserves



Prospectus [ ], 2008







LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange
Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

================================================================================

CONTENTS

LEHMAN BROTHERS


INVESTOR CLASS SHARES

Lehman Brothers Core Bond Fund.................................................2

Lehman Brothers High Income Bond Fund.........................................11

Lehman Brothers Municipal Money Fund..........................................20

Lehman Brothers Municipal Securities Trust....................................26

Lehman Brothers Short Duration Bond Fund......................................32

Neuberger Berman Cash Reserves................................................38


YOUR INVESTMENT

Share Prices..................................................................44

Privileges and Services.......................................................45

Distributions and Taxes.......................................................46

Maintaining Your Account......................................................48

Buying Shares.................................................................52

Selling Shares................................................................53

Market Timing Policy..........................................................54

Portfolio Holdings Policy.....................................................55

Fund Structure................................................................55



THESE FUNDS:

o   are designed for investors with a range of different goals in mind:
    o the money market funds are designed for investors seeking capital preservation, liquidity and income
    o the bond funds are designed for investors seeking higher income than money market funds typically provide in exchange for some risk to principal
    o the municipal funds are designed for investors seeking income exempt from federal income tax
o offer you the opportunity to participate in financial markets through professionally managed bond and money market portfolios
o also offer the opportunity to diversify your portfolio with funds that seek to provide different levels of taxable or tax-exempt income
o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency.


================================================================================
"Neuberger Berman Management Inc." and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2008 Neuberger Berman Management Inc. All rights reserved.
(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

================================================================================

--------------------------------------------------------------------------------
LEHMAN BROTHERS CORE BOND FUND                              Ticker Symbol: LBCNX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE FUND SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH CAPITAL PRESERVATION.

The Fund seeks to achieve its investment objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments include those issued by domestic and foreign governments, corporate entities and trust structures. The Fund invests only in investment grade debt securities and unrated debt securities deemed by the Investment Adviser to be of comparable quality at the time of purchase. The Fund may invest in a broad array of securities including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, corporate bonds, commercial paper, mortgage backed securities and other asset-backed securities. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance such as zero coupon bonds. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also invest without limit in derivative instruments as a means of hedging risk and for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund normally will not invest more than 15% of its total assets in non-US dollar denominated securities and will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets through hedging strategies.

The Fund may also invest in municipal securities, including tender option bonds, convertible securities, and preferred securities.

Under normal conditions, the Fund seeks to maintain its target duration within one year of the average duration of the bonds in the Lehman Brothers U.S. Aggregate Bond Index and generally within a maximum of two years on either side.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets in bonds and other debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' advance notice.

INVESTMENT PHILOSOPHY AND PROCESS

The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

      o Portfolio Strategy: the Global Investment Strategy Team, which consists of the Portfolio Management Team and other senior investment professionals, establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools;

      o Strategy Implementation: once the investment profile for the Fund is established, the research teams and Portfolio Management Team determine industry/sub-sector weightings, and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities and non-U.S. dollar denominated securities. When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices, and c) contrast the two. The goal is to identify and evaluate investment opportunities that others may have missed.

--> DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

--> BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The value of your investment may fall, and you could lose money.

INTEREST RATE RISK. The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

CALL RISK. Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

CREDIT RISK. The Fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. The Fund's share price will fluctuate in response to:

   o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments;
   o  social, economic or political factors;
   o factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and
   o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the Fund may include mortgage-backed securities.

Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. When-issued and delayed-delivery transactions (such as TBAs) in which the Fund may engage involve a commitment by the Fund to purchase securities that will be issued at a later date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund's share value. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in share price. To mitigate leveraging risk, the Fund will segregate appropriate liquid securities having a market value at least equal to the amount of its purchase commitments. When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

When-issued and delayed-delivery transactions also are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

If deemed advisable as a matter of investment strategy, the Fund may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the Fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid.

Over a given period of time, foreign securities may underperform U.S. securities
- sometimes for years. The Fund could also underperform if the Portfolio Management Team invests in countries or regions whose economic performance falls short. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the Fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the Fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated.

Investing in foreign securities may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

DERIVATIVES. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund's use of derivatives - such as futures, forward contracts and swaps - may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund's investment adviser. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FUTURES. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes, the Fund may be required to make an additional margin deposit. A futures contract is a type of derivative and subject to the risks described above.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when the Portfolio Management Team anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Management Team's expectations may produce significant losses to the Fund. A forward contract is a type of derivative and subject to the risks described above.

SWAPS.   The Fund may enter into swap transactions . Swap agreements are two-
party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps. A swap is a type of derivative and subject to the risks described above.

ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

GENERAL. Over time, the Fund may produce lower returns than stock investments and less conservative bond investments.

PORTFOLIO TURNOVER. The Fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate is expected to exceed 100%. A portfolio rate of 100% is equivalent to the Fund's buying and selling all of the securities in its portfolio one time in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006     2007
--------------------------------------------------------------------------------
7.23   -0.97    9.75    7.02    9.16    3.83    4.13    2.16    4.64

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*



--------------------------------------------------------------------------------
                                1 YEAR          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Core Bond Fund

--------------------------------------------------------------------------------
Return Before Taxes

--------------------------------------------------------------------------------
Return After Taxes
on Distributions
--------------------------------------------------------------------------------
Return After Taxes
on Distributions and
Sale of Fund Shares
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------


* The Fund is the successor to the Ariel Premier Bond Fund. The year-by-year and average annual total return data prior to June 10, 2005 are those of the Ariel Premier Bond Fund's Investor Class, the predecessor of the Fund's Investor Class.


INDEX DESCRIPTION

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE U.S. DOMESTIC INVESTMENT GRADE BOND MARKET. IT IS COMPRISED OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX AND ASSET-BACKED SECURITIES INDEX, INCLUDING SECURITIES THAT ARE OF INVESTMENT-GRADE QUALITY OR BETTER, HAVE AT LEAST ONE YEAR TO MATURITY, AND HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION.


BECAUSE THE FUND HAD A DIFFERENT GOAL AND STRATEGY, WHICH DID NOT INCLUDE INVESTMENTS IN DERIVATIVES AND NON-U.S. DOLLAR DENOMINATED SECURITIES, PRIOR TO FEBRUARY 28, 2008, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

================================================================================

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.


FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES                                                None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly

Management fees**
Distribution (12b-1) fees                                       0.25
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense Reimbursement
--------------------------------------------------------------------------------
Net Expenses***                                                 [0.85]
--------------------------------------------------------------------------------

*   The figures in the table are based on last year's expenses.

**  "Management fees" includes investment management and administration fees.



*** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through [10/31/2018], so that the total annual operating expenses of that class are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Investor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

    NBMI has also voluntarily agreed to waive its investment management fee in the amount of 0.25% of the Fund's average net assets. This voluntary waiver is applied before calculating the amount to be foregone pursuant to the contractual agreement referred to above. The amount voluntarily waived is not subject to repayment by the Investor Class of the Fund.



EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Expenses           $               $               $                $
--------------------------------------------------------------------------------


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Fund's Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Investor Class were [ ]% of its average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS

RICHARD W. KNEE, is a Managing Director and Board member of Lehman Brothers Asset Management LLC. He joined the predecessor to Lehman Brothers Asset Management LLC (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment grade fixed income and co-Portfolio Manager with primary responsibility for full discretion portfolios, including the Lehman Brothers Core Bond Fund, and custom strategies. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Interest Rate Strategy team. He is also a member of the Firm's Steering Committee. Prior to 1983, he was a fixed income portfolio manager in the trust departments of both the Harris Bank and the First National Bank of Chicago. Mr. Knee graduated from the University of Notre Dame and has an MBA from the University of California at Berkeley.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             PERIOD
                                                                                            10/1/2005        YEAR          YEAR
                                                                                               TO            ENDED         ENDED
YEAR ENDED SEPTEMBER 30                                      2003       2004       2005     10/31/2005     10/31/2006    10/31/2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                     10.72      10.80      10.51      10.21         10.09

Income from investment operations
           Net investment income                              0.28       0.23       0.31       0.03          0.41
           Net gains/losses -- realized and unrealized        0.24       0.11      (0.04)     (0.12)         0.09
           Subtotal: income from investment
           operations                                         0.52       0.34       0.27      (0.09)         0.50
Distributions to shareholders
           Income dividends                                   0.28       0.23       0.31       0.03          0.43
           Capital gain distributions                         0.16       0.40       0.26        --           0.31
           Subtotal: distributions to shareholders            0.44       0.63       0.57       0.03          0.74
EQUALS:    Share price (NAV) at end of period                10.80      10.51      10.21      10.09          9.85


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursements and/or waiver and/or offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                        0.85       0.85       0.85       0.85(3)       0.85

GROSS EXPENSES(1)                                              --         --        1.05       1.58(3)       1.46

EXPENSES(2)                                                   0.85       0.85       0.86       0.85(3)       0.86

NET INVESTMENT INCOME -- ACTUAL                               2.63       2.21       3.03       3.51(3)       4.22


OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)                                              5.01       3.29      2.64(4)   (0.87)(4(5)     5.21(4)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)          26.1       26.0      31.2       31.7           33.9

PORTFOLIO TURNOVER RATE (%)                                    343        390       462         34(5)         399
------------------------------------------------------------------------------------------------------------------------------------


Data prior to June 10, 2005 are from the Investor Class of the Fund's predecessor fund, Ariel Premier Bond Fund. The figures for the fiscal year ended 2005 and the fiscal period October 1, 2005 to October 31, 2005 have been audited by Tait Weller & Baker, LLP, the
Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover). Prior years were obtained from financial statements audited by another accounting firm.
Their report, along with full financial statements, appears in the predecessor fund's shareholder report prior to 2005.

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the Fund's investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Annualized.

(4) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5) Not annualized.

================================================================================


--------------------------------------------------------------------------------
LEHMAN BROTHERS HIGH INCOME BOND FUND                      Ticker Symbol:  LBHBX

(formerly, Neuberger Berman High Income Bond Fund)
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE FUND SEEKS HIGH TOTAL RETURNS CONSISTENT WITH CAPITAL PRESERVATION.

To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate-term, U.S. dollar-denominated, high-yield corporate bonds (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

The Fund normally expects to have a weighted averaged maturity between five and ten years. The Fund endeavors to manage credit risk and minimize interest rate risk through credit analysis, credit diversity and emphasis on intermediate-term maturities. The Fund intends to opportunistically rotate quality and sector exposures throughout the credit cycle, maintaining a higher quality bias during economic downturns and investing a portion of the Fund in lower rated issues during economic expansion. The Fund invests its assets in a broad range of issuers and industries.

Most of the bonds the Fund invests in are below investment grade and, under rating agency guidelines, involve a greater risk than investment grade bonds that the issuer will default in the timely payment of interest and principal or fail to comply with the other terms of the offering over a period of time. The Fund is suitable for investors who seek a total return in excess of the return typically offered by U.S. Treasury securities and who are comfortable with the risks associated with investing in a portfolio made up primarily of intermediate-term, U.S. dollar-denominated, high-yield corporate bonds of the credit quality in which the Fund invests.


HIGH-YIELD BONDS

"HIGH-YIELD BONDS" ARE FIXED INCOME SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY (BBB/ BAA) OR LOWER OR UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY. THESE SECURITIES TYPICALLY OFFER INVESTORS HIGHER YIELDS THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE JUSTIFIED BY THE WEAKER CREDIT PROFILES OF HIGH-YIELD ISSUERS AS COMPARED TO INVESTMENT GRADE ISSUERS. HIGH-YIELD BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES, AND PREFERRED STOCKS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A HIGH-YIELD BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.

THE FUND NORMALLY INVESTS AT LEAST 80% OF ITS NET ASSETS IN BONDS AND OTHER DEBT SECURITIES. THE FUND WILL NOT ALTER THIS POLICY WITHOUT PROVIDING SHAREHOLDERS AT LEAST 60 DAYS' ADVANCE NOTICE.

================================================================================

DEBT SECURITIES

DEBT SECURITIES DIFFER IN THEIR INTEREST RATES AND MATURITIES, AMONG OTHER FACTORS. THE PORTFOLIO MANAGERS' EXPECTATIONS AS TO FUTURE CHANGES IN INTEREST RATES WILL INFLUENCE THE MATURITY OF THE DEBT SECURITIES COMPRISING THE FUND'S PORTFOLIO. FOR EXAMPLE, IF THE PORTFOLIO MANAGERS EXPECT INTEREST RATES TO RISE, THEY MAY INVEST MORE HEAVILY IN BONDS WITH SHORTER MATURITIES, WITH THE INTENTION OF BENEFITING THE FUND FROM PURCHASES OF LONGER-TERM BONDS AFTER RATES HAVE RISEN. CONVERSELY, IF THE PORTFOLIO MANAGERS EXPECT INTEREST RATES TO FALL, THEY MAY INVEST MORE HEAVILY IN BONDS WITH LONGER MATURITIES, WITH THE INTENTION OF TAKING ADVANTAGE OF THE HIGH RATES THEN AVAILABLE. UNDER NORMAL MARKET CONDITIONS, THE PORTFOLIO MANAGERS ANTICIPATE THAT THE FUND'S PORTFOLIO WILL HAVE A WEIGHTED AVERAGED MATURITY BETWEEN FIVE AND TEN YEARS.

================================================================================

MAIN RISKS

Much of the Fund's performance depends on what happens in the high-yield bond market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on lower-rated bonds, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price and yield than investment-grade bonds

o fall in price during times when the economy is weak or is expected to become weak

o   be difficult to sell at the time and price the Fund desires

o   require a greater degree of judgment to establish a price

The value of the Fund's shares will fluctuate in response to:

o changes in interest rates; although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds, generally when interest rates decline, the value of the Fund's investments will rise; conversely, when interest rates rise, the value of the Fund's investments will decline; as a general matter, the longer the maturity of the portfolio, the greater is the effect of interest rate change

o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments

o   social, economic or political factors

o factors affecting the industry in which a particular issuer operates, such as competition or technological advances

o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead

The Fund will invest in bonds rated below investment grade. High-yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default in the timely payment of principal and interest. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. In addition, the Fund may engage in active and frequent trading in the effort to achieve its investment objective, which may result in increased transaction costs and adverse tax consequences.

Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the Fund's performance.

Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

================================================================================

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED. SECURITIES LENDING AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS AND LOSSES COULD BE AMPLIFIED, INCREASE SHARE PRICE MOVEMENTS.

FOREIGN SECURITIES COULD ADD TO THE UPS AND DOWNS IN THE FUND'S SHARE PRICE, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH QUALITY SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with two measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


 1998    1999    2000    2001    2002    2003    2004    2005    2006     2007
------------------------------------------------------------------------------
 3.61    4.20    4.81    9.15    6.50    11.82   7.76    1.62    8.00

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*

--------------------------------------------------------------------------------

                                1 YEAR          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
High Income Bond Fund

--------------------------------------------------------------------------------
Return Before Taxes

--------------------------------------------------------------------------------
Return After Taxes on
Distributions
--------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Ba High
Yield Index
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Corporate High Yield 2%
Issuer Cap Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------



* The Fund is the successor to the Lipper High Income Bond Fund ("Lipper Fund"). The total return and year-by-year return data reflects performance of the Lipper Fund's Premier Class for the period January 1, 1998 through September 6, 2002. Returns would have been lower if the manager of the Lipper Fund had not waived certain of its fees during the periods shown. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.


INDEX DESCRIPTION

THE LEHMAN BROTHERS INTERMEDIATE BA HIGH YIELD INDEX IS AN UNMANAGED INDEX COMPOSED OF BA RATED BONDS WITH MATURITIES OF LESS THAN 10 YEARS.

THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD 2% ISSUER CAP INDEX IS AN UNMANAGED SUB-INDEX OF THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX (WHICH INCLUDES ALL U.S. DOLLAR-DENOMINATED, TAXABLE, FIXED RATE, NON-INVESTMENT GRADE DEBT), CAPPED SUCH THAT NO SINGLE ISSUER ACCOUNTS FOR MORE THAN 2% OF THE INDEX WEIGHT.

================================================================================

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

BECAUSE THE FUND'S POLICIES LIMITED ITS ABILITY TO INVEST IN BONDS RATED BELOW "B" PRIOR TO JULY 2006, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

--------------------------------------------------------------------------------

SHAREHOLDER FEES                                                None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly

Management fees**
Distribution (12b-1) fees                                       None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through [10/31/2011], so that the total annual operating expenses of that class are limited to 1.00% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Investor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.


**  "Management fees" includes investment management and administration fees.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Expenses           $               $               $                $

--------------------------------------------------------------------------------

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research and related services. Prior to February 28, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Investor Class were [ ]% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS

ANN H. BENJAMIN AND THOMAS P. O'REILLY, are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. They have co-managed the Fund's assets since October 2005. Ms. Benjamin and Mr. O'Reilly also manage high yield portfolios for Lehman Brothers Asset Management LLC and its predecessor, an affiliate of Neuberger Berman. They have managed money for Lehman Brothers Asset Management LLC since 1997.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                          2003        2004       2005         2006     2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                        8.81        9.25       9.54         9.10

 PLUS:                    Income from investment operations
                          Net investment income                                 0.60        0.58       0.55         0.59
                          Net gains/losses -- realized and unrealized           0.44        0.29      (0.44)       (0.02)
                          Subtotal: income from investment operations           1.04        0.87       0.11         0.57
 MINUS:                   Distributions to shareholders
                          Income dividends                                      0.60        0.58       0.55         0.59
                          Distributions (in excess of net investment income)     --          --         --           --
                          Capital gain distributions                             --          --         --           --
                          Subtotal: distributions to shareholders               0.60        0.58       0.55         0.59
 EQUALS:                  Share price (NAV) at end of period                    9.25        9.54       9.10         9.08


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                          0.90        0.90       0.91         0.89

GROSS EXPENSES(1)                                                               0.90        0.90       0.91         0.90

EXPENSES(2)                                                                     0.90        0.90       0.91         0.90

NET INVESTMENT INCOME -- ACTUAL                                                 6.54        6.16       5.88         6.52


OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)                                                               12.14(3)     9.68       1.17         6.53(3)

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)                             519.7       813.2      779.7        588.3

PORTFOLIO TURNOVER RATE(%)                                                       148          79         63          136
------------------------------------------------------------------------------------------------------------------------------------

The figures above through December 31, 2001, are from the Fund's predecessor, the Lipper High Income Bond Fund Premier Class and
have been audited by the predecessor Fund's independent public accountants. All other figures have been audited by Ernst & Young
LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the
Fund's most recent shareholder report (see back cover).

(1) Shows what the ratio would have been if there had been no expense reimbursement/recoupment.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower/higher if Neuberger Berman Management Inc. had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.


                                                                 19

================================================================================

--------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL MONEY FUND                       Ticker Symbol:  NBTXX
(formerly, Neuberger Berman Municipal Money Fund)
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities from municipal issuers around the country. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The Portfolio Managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

================================================================================

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Fund's holdings. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts ("IRAs"), and may not be beneficial for investors in low tax brackets.


OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006     2007
-----------------------------------------------------------------------------
2.86    2.67    3.52    2.26    0.87    0.44    0.61    1.84    2.91

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07



--------------------------------------------------------------------------------
                                1 YEAR          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Municipal Money Fund               $               $                $
--------------------------------------------------------------------------------


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 1-800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly

Management fees**
Distribution (12b-1) fees                                       None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense Reimbursement
--------------------------------------------------------------------------------
Net Expenses***                                                [0.59]
--------------------------------------------------------------------------------


*   The figures in the table are based on last year's expenses.

**  "Management fees" includes investment management and administration fees.

*** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through [10/31/2011], so that the total annual operating expenses of that class are limited to 0.59% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Investor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.59% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.



EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Expenses           $               $               $                $
--------------------------------------------------------------------------------



INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research and related services. Prior to February 28, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Investor class were [ ]% of its average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Furrer managed Funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                      2003        2004        2005          2006        2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of year                                     0.9998      0.9998      0.9998        0.9998

PLUS:                    Income from investment operations
                         Net investment income                             0.0050      0.0051      0.0158        0.0276
                         Net gains/losses -- realized                         --          --          --         0.0000
                         Subtotal: income from investment operations       0.0050      0.0051      0.0158        0.0276
MINUS:                   Distributions to shareholders
                         Income dividends                                  0.0050      0.0051      0.0158        0.0276
                         Capital gain distributions                           --          --          --            --
                         Subtotal: distributions to shareholders           0.0050      0.0051      0.0158        0.0276
EQUALS:                  Share price (NAV) at end of year                  0.9998      0.9998      0.9998        0.9998


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                       0.61        0.61        0.60          0.59

GROSS EXPENSES(1)                                                             --          --          --           0.61

EXPENSES(2)                                                                  0.61        0.61        0.60          0.59

NET INVESTMENT INCOME -- ACTUAL                                              0.50        0.51        1.62          2.81


OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.

TOTAL RETURN (%)                                                             0.50        0.51        1.59          2.80(3)

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)                          410.9       426.1       587.1         773.2

------------------------------------------------------------------------------------------------------------------------------------


All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no reimbursement of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbused a portion of investment management fees.

                                                                 25

================================================================================


--------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST                 Ticker Symbol:  LBMUX
(formerly, Neuberger Berman Municipal Securities Trust)
--------------------------------------------------------------------------------


GOAL & STRATEGY

THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH LOW RISK TO PRINCIPAL AND LIQUIDITY; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the Fund normally invests at least 80% of its total assets in securities of municipal issuers around the country. All securities in which the Fund invests must be investment grade (rated within the four highest categories by at least one rating agency or, if unrated, deemed by the investment manager to be of comparable quality). The Fund's dividends are generally exempt from federal income tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The Fund seeks to minimize its exposure to credit risk by diversifying among many municipal issuers around the country and among the different types of municipal securities available. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of ten years or less.

The Portfolio Managers monitor national trends in the municipal securities market, as well as a range of economic, financial and political factors. The Portfolio Managers analyze individual issues and look for securities that appear under-priced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. To help maintain the portfolio's credit quality, the Portfolio Managers seek to avoid securities from states or regions with weaker economies or unusual revenue problems. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

The Fund may change its goals without shareholder approval, although it does not currently intend to do so. The Fund will not change its fundamental policy of normally investing at least 80% of its total assets in securities of municipal issuers without shareholder approval.


DURATION

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

================================================================================

MAIN RISKS

Most of the Fund's performance depends on what happens in the municipal bond market. The value of your investment will rise and fall, and you could lose money.

The Fund's yield and total return will change with interest rate movements.When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this risk will increase with any increase in the Fund's duration.

Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.

Because the Fund emphasizes higher credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This could mean that its yield may be lower than that available from certain other municipal bond Funds.

Over time, the Fund may produce lower returns than stock investments.

The Fund is not an appropriate investment for tax-advantaged accounts, such as IRAs, and may not be beneficial for investors in low tax brackets.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

TO THE EXTENT THAT THE FUND INVESTS IN SO-CALLED "PRIVATE ACTIVITY BONDS," ITS DIVIDENDS MAY BE A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX. CONSULT YOUR TAX ADVISER FOR MORE INFORMATION.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOALS AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY MAY MEAN LOST OPPORTUNITIES AND, ALONG WITH ANY OTHER INVESTMENTS IN TAXABLE SECURITIES OR DERIVATIVES, COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006     2007
--------------------------------------------------------------------------------
5.94   -1.25    9.02    4.75    9.65    3.93    2.01    0.86    3.64

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07



--------------------------------------------------------------------------------
                                1 YEAR          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Municipal Securities Trust

--------------------------------------------------------------------------------
Return Before Taxes

--------------------------------------------------------------------------------
Return After Taxes on
Distributions
--------------------------------------------------------------------------------
Return After Taxes on
Distributions
and Sales of Fund Shares
--------------------------------------------------------------------------------
Lehman Brothers 7-Year
G.O. Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------



INDEX DESCRIPTION

THE LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATION INDEX IS AN UNMANAGED INDEX OF INVESTMENT GRADE, TAX- EXEMPT GENERAL OBLIGATIONS (STATE AND LOCAL).


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly

Management fees**
Distribution (12b-1) fees                                       None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense Reimbursement
--------------------------------------------------------------------------------
Net Expenses***                                                [0.65]
--------------------------------------------------------------------------------


*   The figures in the table are based on last year's expenses.

**  "Management fees" includes investment management and administration fees.


*** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through [10/31/2011], so that the total annual operating expenses of that class are limited to 0.65% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Investor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.65% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

--------------------------------------------------------------------------------
                1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Expenses           $               $               $                $
--------------------------------------------------------------------------------



INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research and related services. Prior to February 28, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Investor Class were [ ]% of its average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGER

WILLIAM FURRER AND JAMES L. ISELIN are Vice Presidents of Neuberger Berman Management Inc. and Senior Vice Presidents of Lehman Brothers Asset Management LLC. Mr. Furrer joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990. Mr. Iselin joined Lehman Brothers Asset Management LLC in 2006. Previously, Mr. Iselin was a portfolio manager for another investment adviser working in the Municipal Fixed Income group since 1993.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                      2003       2004       2005       2006       2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of year                                      11.80      11.86      11.81      11.33

PLUS:                    Income from investment operations
                         Net investment income                               0.40       0.40       0.40       0.40
                         Net gains/losses -- realized and unrealized         0.12      (0.00)     (0.41)      0.08
                         Subtotal: income from investment operations         0.52       0.40      (0.01)      0.48
MINUS:                   Distributions to shareholders
                         Income dividends                                    0.40       0.40       0.40       0.40
                         Capital gain distributions                          0.06       0.05       0.07       0.05
                         Subtotal: distributions to shareholders             0.46       0.45       0.47       0.45
EQUALS:                  Share price (NAV) at end of year                   11.86      11.81      11.33      11.36


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                       0.65       0.65       0.66       0.65

GROSS EXPENSES(1)                                                            0.98       1.06       1.10       1.19

EXPENSES(2)                                                                  0.65       0.65       0.66       0.66

NET INVESTMENT INCOME -- ACTUAL                                              3.37       3.40       3.44       3.56


OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)(3)                                                         4.50       3.43      (0.09)      4.38

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)                          42.3       37.1       33.7       32.1

PORTFOLIO TURNOVER RATE (%)                                                   12          8         16         28
------------------------------------------------------------------------------------------------------------------------------------


All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.


                                                                 31

================================================================================


--------------------------------------------------------------------------------
LEHMAN BROTHERS SHORT DURATION BOND FUND                   Ticker Symbol:  LBSDX
(formerly, Neuberger Berman Limited Maturity Bond Fund)
--------------------------------------------------------------------------------


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.


The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of two years or less.


The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under-priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.


The Fund may change its goals without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets in bonds and other debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' advance notice.


DURATION

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.


BOND RATINGS

MOST LARGE ISSUERS OBTAIN RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED. THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE. BONDS RATED NO HIGHER THAN THE FIFTH OR SIXTH CATEGORY (BB/BA OR B) ARE CONSIDERED NON-INVESTMENT GRADE. MANY OF THESE "JUNK BONDS" ARE ACTUALLY ISSUED BY REPUTABLE COMPANIES AND OFFER ATTRACTIVE YIELDS.

================================================================================

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then-current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Foreign securities could add to the ups and downs in the Fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the Fund may produce lower returns than stock investments and less conservative bond investments. Although the Fund's average return has out paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on Fund distributions.

Due to the Fund's limited duration and the need to sometimes change allocation among sectors, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED. SECURITIES LENDING AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

NOT ALL SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY. SOME ARE BACKED BY THE RIGHT OF THE ISSUING ENTITY TO BORROW FROM THE TREASURY, WHILE OTHERS ARE SUPPORTED BY THE TREASURY'S DISCRETIONARY AUTHORITY TO LEND TO THE ISSUER, AND STILL OTHERS ARE BACKED ONLY BY THE ISSUING ENTITY. THE U.S. GOVERNMENT SECURITIES PURCHASED BY THE FUND MAY INCLUDE MORTGAGE-BACKED SECURITIES.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOALS AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006     2007
--------------------------------------------------------------------------------
4.65    1.64    6.70    8.41    5.10    2.53    0.92    1.56    4.16

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07



--------------------------------------------------------------------------------
                           1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Short Duration Bond Fund

--------------------------------------------------------------------------------
Return Before Taxes

--------------------------------------------------------------------------------
Return After Taxes on
Distributions
--------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale
of Fund Shares
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year
Treasury Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



INDEX DESCRIPTION

THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS AN UNMANAGED INDEX OF U.S. TREASURIES WITH MATURITIES BETWEEN 1 AND 3 YEARS.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                        None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly

Management fees**
Distribution (12b-1) fees                                               None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense Reimbursement
--------------------------------------------------------------------------------
Net Expenses***                                                        [0.70]
--------------------------------------------------------------------------------


*   The figures in the table are based on last year's expenses.

**  "Management fees" includes investment management and administration fees.

*** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through [10/31/2011], so that the total annual operating expenses of that class are limited to 0.70% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Investor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.70% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Expenses           $               $               $                $
--------------------------------------------------------------------------------



INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research and related services. Prior to February 28, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Investor Class were [ ]% of its average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS


JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004 and has managed portfolios for Neuberger Berman, LLC since 1998. Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006 and has managed portfolios for Lehman Brothers Asset Management LLC since 2004. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                     2003      2004      2005      2006    2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of year                                     9.65      9.61      9.41      9.13

PLUS:                    Income from investment operations
                         Net investment income                             0.28      0.24      0.25      0.35
                         Net gains/losses -- realized and unrealized       0.03     (0.11)    (0.18)     0.03
                         Subtotal: income from investment operations       0.31      0.13      0.07      0.38
MINUS:                   Distributions to shareholders
                         Income dividends                                  0.35      0.33      0.35      0.40
                         Tax return of capital                              --        --        --        --
                         Subtotal: distributions to shareholders           0.35      0.33      0.35      0.40
EQUALS:                  Share price (NAV) at end of year                  9.61      9.41      9.13      9.11


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                     0.70      0.70      0.70      0.70

GROSS EXPENSES(1)                                                          0.74      0.77      0.80      0.80

EXPENSES(2)                                                                0.70      0.70      0.71      0.71

NET INVESTMENT INCOME -- ACTUAL                                            2.88      2.49      2.75      3.80


OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)(3)                                                         3.23      1.43      0.77      4.28

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)                         199.4     162.6     151.8     108.1

PORTFOLIO TURNOVER RATE (%)                                                  129        94       166        74
------------------------------------------------------------------------------------------------------------------------------------


All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.


(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.


                                                                 37

================================================================================

--------------------------------------------------------------------------------
NEUBERGER BERMAN CASH RESERVES                             Ticker Symbol:  NBCXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. Asset-backed securities may constitute a significant percentage of the Fund's investments as a result of this policy.

The Fund also may invest in corporate bonds and commercial paper, securities issued by or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, variable and floating rate instruments, repurchase agreements on non-financial services obligations or other securities, and the securities of other investment companies.

The Portfolio Managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY. THIS FUND TYPICALLY EXCEEDS THIS REQUIREMENT BY INVESTING IN ONLY FIRST-TIER SECURITIES.

================================================================================

MAIN RISKS

Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well. The Fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

The Fund's emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market funds. Over time, the Fund may produce a lower return than bond or stock investments.

Because the Fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Fund's performance. These may include economic trends, governmental action and changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Fund to some risk.

The Fund's performance also could be affected if unexpected interest rate trends cause the Fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Fund's holdings has its credit rating reduced or goes into default.


OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
--------------------------------------------------------------------------------
5.08    4.68    5.94    3.75    1.41    0.57    0.72    2.84    4.71

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07


--------------------------------------------------------------------------------
                        1 YEAR          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Cash Reserves              $               $                $
--------------------------------------------------------------------------------


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly

Management fees**
Distribution (12b-1) fees                                       None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses***
--------------------------------------------------------------------------------


*   The figures in the table are based on last year's expenses.

**  "Management fees" includes investment management and administration fees.

*** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through [10/31/2011], so that the total annual operating expenses of that class are limited to 0.65% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Investor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.65% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

    NBMI has also voluntarily agreed to waive its investment management fee in the amount of 0.02% of the Fund's average net assets.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Expenses           $               $               $                $
--------------------------------------------------------------------------------


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research and related services. Prior to February 28, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Investor Class were [ ]% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management LLC. Prior to joining Lehman Brothers Asset Management LLC in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman, LLC.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                     2003        2004         2005          2006        2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of year                                    1.0000      1.0000      1.0000         1.0000

PLUS:                    Income from investment operations
                         Net investment income                            0.0066      0.0056      0.0239         0.0441
                         Net gains/losses -- realized                     0.0000      0.0000     (0.0000)       (0.0000)
                         Subtotal: income from investment operations      0.0066      0.0056      0.0239         0.0441
MINUS:                   Distributions to shareholders
                         Income dividends                                 0.0066      0.0056      0.0239         0.0441
                         Capital gain distributions                          --       0.0000        --             --
                         Subtotal: distributions to shareholders          0.0066      0.0056      0.0239         0.0441
EQUALS:                  Share price (NAV) at end of year                 1.0000      1.0000      1.0000         1.0000


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain offset arrangements and/or waiver had not been in effect.

NET EXPENSES -- ACTUAL                                                      0.59        0.63        0.49           0.45

GROSS EXPENSES(1)                                                             --         --         0.51           0.47

EXPENSES(2)                                                                 0.59        0.63        0.49           0.45

NET INVESTMENT INCOME -- ACTUAL                                             0.68        0.55        2.40           4.45


OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.

TOTAL RETURN (%)                                                            0.66        0.57        2.42 (3)        4.50 (3)

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)                         617.7       481.2       480.0           605.9
------------------------------------------------------------------------------------------------------------------------------------

The figures above have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

                                                                 43

================================================================================

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

SHARE PRICES

Because Investor Class shares of these Funds do not have sales charges, the price you pay for each share of a Fund is its net asset value per share. Similarly, because there are no fees for selling shares, each Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.


The Funds are open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. In addition, the Funds will not be open for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.



Neuberger Berman Cash Reserves and Lehman Brothers Municipal Money Fund are also closed for business on days the Federal Reserve Wire System ("Federal Reserve") is closed. The Federal Reserve is closed on all national holidays, Columbus Day, and Veterans Day. Fund shares will not be priced on those days or any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by 1:00 p.m., Eastern time, in order to be processed that day, except that for Neuberger Berman Cash Reserves and Lehman Brothers Municipal Money Fund, orders received after the markets' earlier closing times will be processed the following business day.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders).We cannot accept your purchase order until payment has been received. On each business day, Neuberger Berman Cash Reserves calculates its share price at 12:00 noon, Eastern time and Lehman Brothers Municipal Money Fund calculates its share price at 3:00 p.m., Eastern time. Each bond fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m., Eastern time. Orders to purchase or sell shares of a Fund must be received in good order by the time at which the Fund prices its shares in order to be processed that day. If you use an investment provider, you should check with it to find out by what time your order must be received by your investment provider so that it can be processed the same day. Depending on when it accepts orders, it's possible that a Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


SHARE PRICE CALCULATIONS

THE PRICE OF AN INVESTOR CLASS SHARE OF A FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS ATTRIBUTABLE TO INVESTOR CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INVESTOR CLASS SHARES OUTSTANDING. THE SHARE PRICES OF THE BOND FUNDS TYPICALLY CHANGE EVERY BUSINESS DAY. THE MONEY MARKET FUNDS DO NOT ANTICIPATE THAT THEIR SHARE PRICES WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, THE MONEY MARKET FUNDS USE A CONSTANT AMORTIZATION METHOD AND THE BOND FUNDS USE BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE FOR A BOND FUND. WHEN A BOND FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND WILL SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE

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ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. A FUND WILL ALSO
USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED BY A BOND FUND IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.


PRIVILEGES AND SERVICES

If you purchase Investor Class shares directly from Neuberger Berman Management Inc., you have acccess to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.


SYSTEMATIC INVESTMENTS. This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more in any bond Fund in this prospectus. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS. This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses (except in money market funds).


ELECTRONIC BANK TRANSFERS. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS. At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone(R). Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange Fund shares.


DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

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DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, each Fund declares income dividends daily and pays them monthly. The bond Funds make any capital gain distributions once a year (in December). The money market funds do not anticipate making any capital gain distributions. Gains from foreign currency transactions, if any, are normally distributed in December.

Unless you designate otherwise, your income dividends and capital gain distributions, if any, from a Fund will be reinvested in additional shares of the distributing class of that Fund. However, if you prefer you will receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the same class of another Neuberger Berman Fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in additional Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively "exempt investors") and except as noted in the next sentence, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares. The part of a municipal Fund's income distributions that it designates as "exempt-interest dividends" (essentially, the part of its distributions equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for those purposes. Accordingly, shares of those Funds are not appropriate investments for exempt investors.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income. It is not expected that any of the Funds' distributions will be attributable to "qualified dividend income" (generally, dividends a Fund receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

In general, income dividends from the municipal funds generally are free from federal income tax. However, if you are a high-income individual who would owe comparatively little in federal income tax, some of your municipal fund income dividends may be a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). In addition, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the municipal funds' income dividends may be a Tax Preference Item for all shareholders. A municipal fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

HOW SHARE TRANSACTIONS ARE TAXED. When you sell (redeem) or exchange Fund shares (other than shares of the money market funds), you generally realize a taxable gain or loss. An exception, once again, applies to exempt investors . Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

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TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PRECEDING YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS TAXABLE DISTRIBUTIONS AND REDEMPTION PROCEEDS (OTHER THAN FROM A MONEY MARKET FUND) IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM EACH FUND'S TAXABLE DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF A FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT OR ARE OTHERWISE AN EXEMPT INVESTOR, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

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MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES. Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In the case of Neuberger Berman Cash Reserves and Lehman Brothers Municipal Money Fund, Neuberger Berman Management Inc. will process purchase orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). For all other Funds, in the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. Money market fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will earn a dividend the same day. Normally, for the bond Funds, dividends are first earned the business day after your purchase order is accepted.

WHEN YOU SELL SHARES. If you bought your shares from Neuberger Berman Management Inc. , instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the Fund's transfer agent receives your order to sell. Investors in Neuberger Berman Cash Reserves and Lehman Brothers Municipal Money Fund who place an order to sell shares before noon or 3 p.m., respectively, will not receive dividends on the day of the sale; bond Fund investors will receive the dividends earned and accrued by the Fund on the day they sell their shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees"). These cases include:

o   when selling more than $50,000 worth of shares

o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of a Fund's shareholders as a whole.

UNCASHED CHECKS. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).


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WHEN YOU EXCHANGE SHARES. You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery. You may also use FUNDfone(R) or visit our website at www.nb.com.

PROCEEDS FROM THE SALE OF SHARES. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

OTHER POLICIES. Under certain circumstances, the Funds reserve the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o   suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for very large orders

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

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o   for money market funds, postpone payments for redemption requests received after 3:00 p.m., Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.



DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE LEHMAN BROTHERS CORE BOND FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, THE FUND'S INVESTOR CLASS PAYS THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., 0.25% OF ITS AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.


MEDALLION SIGNATURE GUARANTEES

A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC. YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES OF A FUND.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS. MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE INVESTOR CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF ANY OF THE FUNDS DESCRIBED IN THIS PROSPECTUS.


MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION. IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

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ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.



INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

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BUYING SHARES

METHOD                     THINGS TO KNOW                                    INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK         Your first investment must be at least            Fill out the application and enclose your
                           $2,000                                            check

                           Additional investments can be as little as        If regular first-class mail, send to:
                           $100                                              Neuberger Berman Funds
                                                                             Boston Service Center
                           We cannot accept cash, money orders,              P.O. Box 8403
                           starter checks, cashier's checks, travelers       Boston, MA 02266-8403
                           checks, or other cash equivalents
                                                                             If express delivery, registered mail, or certified
                           You will be responsible for any losses or         mail, send to:
                           fees resulting from a bad check; if               Neuberger Berman Funds
                           necessary, we may sell other shares               c/o State Street Bank and Trust Company
                           belonging to you in order to cover these          30 Dan Road
                           losses                                            Canton, MA 02021

                           All checks must be made out to
                           "Neuberger Berman Funds"; we cannot
                           accept checks made out to you or other
                           parties and signed over to us
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY               A wire for a first investment must be for at      Before wiring any money, call 800-877-9700
                           least $2,000                                      for an order confirmation

                           Wires for additional investments must be          Have your financial institution send your wire
                           for at least $1,000                               to State Street Bank and Trust Company and
                                                                             include your name, the Fund name, your
                                                                             account number and other information as
                                                                             requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER    An exchange for a first investment must be        Call 800-877-9700 to place your order
FUND                       for at least $2,000; additional investments
                           must be for at least $1,000                       To place an order using FUNDfone(R), call
                                                                             800-335-9366 or through www.nb.com
                           Both accounts involved must be registered
                           in the same name, address and tax ID
                           number

                           An exchange order cannot be cancelled or
                           changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE               We do not accept phone orders for a first         Call 800-877-9700 to notify us of your
                           investment                                        purchase

                           Additional investments must be for at least       Immediately follow up with a wire or
                           $1,000                                            electronic transfer

                           Additional shares will be purchased when          To add shares to an existing account using
                           your order is accepted                            FUNDfone(R), call 800-335-9366 or you can
                                                                             use www.nb.com
                           Not available on retirement accounts
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC      All investments must be at least $100             Call 800-877-9700 for instructions
INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

SELLING SHARES


METHOD                   THINGS TO KNOW                                   INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER      Unless you instruct us otherwise, we will        Send us a letter requesting us to sell shares
                         mail your proceeds by check to the address       signed by all registered owners; include your
                         of record, payable to the registered             name, account number, the Fund name, the
                         owner(s)                                         dollar amount or number of shares you want
                                                                          to sell, and any other instructions
                         If you have designated a bank account on
                         your application, you can request that we        If regular first-class mail, send to:
                         wire the proceeds to this account; if the        Neuberger Berman Funds
                         total balance of all of your Neuberger           Boston Service Center
                         Berman Fund accounts is less than                P.O. Box 8403
                         $200,000, you will be charged an $8.00           Boston, MA 02266-8403
                         wire fee
                                                                          If express delivery, registered mail, or certified
                         You can also request that we send the            mail, send to:
                         proceeds to your designated bank account         Neuberger Berman Funds
                         by electronic transfer (ACH) without a fee       c/o State Street Bank and Trust Company
                                                                          30 Dan Road
                         You may need a Medallion signature               Canton, MA 02021
                         guarantee

                         Please also supply us with your e-mail
                         address and daytime telephone number
                         when you write to us in the event we need
                         to reach you
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX         For amounts of up to $50,000                     Write a request to sell shares as described
                                                                          above
                         Not available if you have changed the
                         address on the account in the past 15 days       Call 800-877-9700 to obtain the appropriate
                                                                          fax number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER    All phone orders to sell shares must be for      Call 800-877-9700 to place your order
                         at least $1,000 unless you are closing out
                         an account                                       Give your name, account number, the Fund
                                                                          name, the dollar amount or number of
                         Not available if you have declined the           shares you want to sell, and any other
                         phone option or are selling shares in certain    instructions
                         retirement accounts (The only exception is
                         for those retirement shareholders who are        To place an order using FUNDfone(R), call
                         at least 59 1/2 or older and have their          800-335-9366 or visit www.nb.com
                         birthdates on file)

                         Not available if you have changed the
                         address on the account in the past 15 days
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000        Call 800-877-9700 to place your order
FUND
                         Both accounts must be registered in the          To place an order using FUNDfone(R), call
                         same name, address and tax ID number             800-335-9366 or visit www.nb.com

                         An exchange order cannot be cancelled or
                         changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC    For accounts with at least $5,000 worth of       Call 800-877-9700 for instructions
WITHDRAWALS              shares in them

                         Withdrawals must be at least $100
------------------------------------------------------------------------------------------------------------------------------------
BY CHECK                 Available for money market funds only

                         Withdrawals must be for at least $250

                         Cannot include dividends accrued but not
                         yet posted to your account
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

GENERALLY, RETIREMENT PLANS SHOULD NOT INVEST IN MUNICIPAL FUNDS.


INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.


AS A FUND SHAREHOLDER WHO BOUGHT SHARES DIRECTLY FROM NEUBERGER BERMAN MANAGEMENT INC., YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE (R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.



MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Funds' trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

================================================================================

In light of the nature and high quality of Neuberger Berman Cash Reserves and Lehman Brothers Municipal Money Fund's investments and their investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Board of Trustees that are applicable to other funds in the fund family are generally not applicable with respect to market-timing activities of these Funds' shares.It is expected that these Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, Neuberger Berman Cash Reserves and Lehman Brothers Municipal Money Fund reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


PORTFOLIO HOLDINGS POLICY


A description of policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information. The complete portfolio holdings for each Fund (except Neuberger Berman Cash Reserves and Lehman Brothers Municipal Money Fund) are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end. The complete portfolio holdings for Lehman Brothers Municipal Money Fund are available at https://www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html.
Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Fund's complete portfolio holdings will remain available at www.nb.com or www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.




FUND STRUCTURE


Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of each Funds.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

LEHMAN BROTHERS INCOME FUNDS


INVESTOR CLASS SHARES
o   No front-end sales charges


If you would like further details on these Funds, you can request a free copy of the following documents:


SHAREHOLDER REPORTS. The shareholder reports offer information about each Fund's recent performance, including:
o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
o   Fund performance data and financial statements
o   portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Funds, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies


o   information about each Funds' management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


OBTAINING INFORMATION
YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Website: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-3802
A0107 02/08 48043

Lehman Brothers Municipal Money Fund

Lehman Brothers New York Municipal Money Fund









INVESTOR CLASS SHARES








PROSPECTUS [           ], 2008









LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

        INVESTOR CLASS SHARES

        Lehman Brothers Municipal Money Fund....................1
        Lehman Brothers New York Municipal Money Fund...........7

        YOUR INVESTMENT

        Eligible Accounts......................................13
        Maintaining Your Account...............................13
        Market Timing Policy...................................17
        Portfolio Holdings Policy..............................17
        Buying Shares..........................................18
        Selling Shares.........................................19
        Share Prices...........................................20
        Privileges and Services................................20
        Distributions and Taxes................................20
        Fund Structure.........................................21

THESE FUNDS:

o are designed for investors seeking capital preservation, liquidity and income

o are designed for investors seeking income exempt from federal income tax and, for investors in the Lehman Brothers New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible accounts

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)





Please note that shares of Lehman Brothers New York Municipal Money Fund are not available in all states. Shares of Lehman Brothers New York Municipal Money Fund are only available in states in which they are authorized for purchase.

(C)2008 Lehman Brothers Asset Management LLC. All rights reserved. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c) 2008 Neuberger Berman Management Inc. All rights reserved.

LEHMAN BROTHERS
MUNICIPAL MONEY FUND                                        Ticker Symbol: NBTXX
(FORMERLY, NEUBERGER BERMAN MUNICIPAL MONEY FUND)

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The Portfolio Managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Fund's holdings. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
------------------------------------
      Year               %
------------------------------------
      1998              2.86
------------------------------------
      1999              2.67
------------------------------------
      2000              3.52
------------------------------------
      2001              2.26
------------------------------------
      2002              0.87
------------------------------------
      2003              0.44
------------------------------------
      2004              0.61
------------------------------------
      2005              1.84
------------------------------------
      2006              2.91
------------------------------------
      2007
------------------------------------
Best quarter: [              ]      Worst quarter: [                ]


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/07
--------------------------------------------------------------------------------
                                    1 Year          5 Years          10 Years
--------------------------------------------------------------------------------
MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                 None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly


Management fees**
Distribution (12b-1) fees                                        None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus:  Expense Reimbursement
--------------------------------------------------------------------------------
Net Expenses***                                                  [0.59]
--------------------------------------------------------------------------------
* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.
** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE INVESTOR CLASS OF THE FUND THROUGH [10/31/2011], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS ARE LIMITED TO 0.59% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INVESTOR CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 0.59% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year          3 Years          5 Years         10 Years

     Expenses

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research and related services. Prior to February 28, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund were [ ]% of average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report dated October 31, 2007.

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

     FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                               2003       2004       2005      2006      2007
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                      0.9998     0.9998     0.9998     0.9998

PLUS:     Income from investment operations
          Net investment income                                       0.0050     0.0051     0.0158     0.0276
          Net gains/losses - realized                                    -          -          -       0.0000
          Subtotal: income from investment operations                 0.0050     0.0051     0.0158     0.0276

MINUS:    Distributions to shareholders
          Income dividends                                            0.0050     0.0051     0.0158     0.0276
          Capital gain distributions                                     -          -          -          -
          Subtotal: distributions to shareholders                     0.0050     0.0051     0.0158     0.0276

EQUALS:   Share price (NAV) at end of period                          0.9998     0.9998     0.9998     0.9998
---------------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses -- actual                                                0.61       0.61       0.60       0.59

Gross expenses(1)                                                      -          -          -         0.61

Expenses(2)                                                           0.61       0.61       0.60       0.59

Net investment income --actual                                        0.50       0.51       1.62       2.81
---------------------------------------------------------------------------------------------------------------------
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.

Total return (%)                                                      0.50       0.51       1.59       2.80(3)

Net assets at end of period (in millions of dollars)                  410.9     426.1      587.1        773.2
---------------------------------------------------------------------------------------------------------------------
ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE
BACK COVER).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO REIMBURSEMENT OF A PORTION OF INVESTMENT MANAGEMENT
FEES.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED A PORTION OF INVESTMENT MANAGEMENT
FEES.

LEHMAN BROTHERS
NEW YORK MUNICIPAL MONEY FUND                               Ticker Symbol: LBNXX

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The Portfolio Managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets primarily in a mix of municipal securities of New York that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to federal income tax and New York State and/or New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Fund intends to primarily invest in municipal securities of New York, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AND/OR NOT NEW YORK STATE AND/OR NEW YORK CITY EXEMPT, AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
------------------------------------
      Year               %
------------------------------------
      2006              2.94
------------------------------------
      2007
------------------------------------
Best quarter:  [         ]        Worst quarter: [          ]


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/07
--------------------------------------------------------------------------------
                                                  1 Year       Since Inception
                                                                (12/19/2005)
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly


Management fees**
Distribution (12b-1) fees                                       None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus:  Expense Reimbursement
--------------------------------------------------------------------------------
Net Expenses***                                                 [0.59]
--------------------------------------------------------------------------------
* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.
** "MANAGEMENT FEES" INCLUDE INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE INVESTOR CLASS OF THE FUND THROUGH [10/31/2011], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS ARE LIMITED TO 0.59% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INVESTOR CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 0.59% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                          1 Year        3 Years         5 Years        10 Years
     Expenses

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund were [ ]% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report dated October 31, 2007.

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                       2006(1)      2007
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of period             1.0000

PLUS:   Income from investment operations
        Net investment income                                0.0249
        Net gains/losses - realized                          0.0000
        Subtotal: income from investment operations          0.0249

MINUS:  Distributions to shareholders
        Income dividends                                     0.0249
        Capital gain distributions                              -
        Subtotal: distributions to shareholders              0.0249

EQUALS: Share price (NAV) at end of period                   1.0000
--------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses -- actual                                       0.54(4)

Gross expenses(2)                                            0.69(4)

Expenses(3)                                                  0.55(4)

Net investment income --actual                               2.94(4)
--------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)                                             2.51(5)(6)

Net assets at end of period (in millions of dollars)          173.2
--------------------------------------------------------------------------------
ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY TAIT WELLER & BAKER, LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 12/19/2005 (BEGINNING OF OPERATIONS) TO 10/31/2006.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF THE FUND'S INVESTMENT MANAGEMENT FEES.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(4) ANNUALIZED.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(6) NOT ANNUALIZED.

LEHMAN BROTHERS
YOUR INVESTMENT

ELIGIBLE ACCOUNTS

The Funds offers its Investor Class shares for purchase by investors directly and through investment providers. Investor Class shares are also available as cash sweep vehicles for certain institutional investors. The Investor Class has a minimum initial investment of $2,000.

The Investor Class shares are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by each of the Funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, you may receive information you will need for managing your investment from Lehman Brothers or from your investment provider. This includes information on how to buy and sell Investor Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Funds offer their Investor Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The Funds are designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances of $2000 or more in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES -- Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In addition, if you have established a systematic investment program ("SIP") with the Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m. will accrue a dividend the same day. Normally, for the Fund, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES -- If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Funds' transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees"). These cases include:

     o    when selling more than $50,000 worth of shares
     o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
     o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

     o    both accounts must have the same registration
     o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

PROCEEDS FROM THE SALE OF SHARES --The proceeds from the shares you sell are generally sent out the same business day your sell order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

     o in unusual circumstances where the law allows additional time if needed
     o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Funds reserve the right to:

     o    suspend the offering of shares
     o    reject any exchange or purchase order
     o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
     o    change, suspend, or revoke the exchange privilege
     o    suspend the telephone order privilege
     o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
     o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC
     o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
     o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve Wire System (Federal Reserve) or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
     o postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order
     o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
     o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS

THE INVESTOR CLASS SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EITHER FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO THE SAME CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF A FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF A FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

MARKET TIMING POLICY

In light of the nature and high quality of the Funds' investments and their investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the fund family are generally not applicable with respect to frequent purchases, exchanges and redemptions of the Funds' shares ("market-timing activities"). It is expected that the Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Fund are available at https://www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html.
Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Fund's complete portfolio holdings will remain available at www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for all Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES
--------------------------------------------------------------------------------------------------------------------------------
METHOD               THINGS TO KNOW                                                     INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK   Your first investment must be at least $2,000              Fill out the application and enclose your check

                     Additional investments can be as little as $100            If regular first-class mail, send to:

                     We cannot accept cash, money orders, starter                  Lehman Brothers Funds
                     checks, cashier's checks, travelers checks, or                Boston Service Center
                     other cash equivalents                                        P.O. Box 8403
                                                                                   Boston, MA 02266-8403
                     You will be responsible for any losses or fees
                     resulting from a bad check; if necessary, we may           If express delivery, registered mail, or
                     sell other shares belonging to you in order to             certified mail, send to:
                     cover these losses
                                                                                   Lehman Brothers Funds
                     All checks must be made out to "Lehman Brothers               c/o State Street Bank and Trust Company
                     Funds"; we cannot accept checks made out to you or            30 Dan Road
                     other parties and signed over to us                           Canton, MA 02021
--------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY         A wire for a first investment must be for at least         Before wiring any money, call 888-556-9030 for
                     $2,000                                                     an order confirmation

                     Wires for additional investments must be for at            Have your financial institution send your wire
                     least $1,000                                               to  State Street Bank and Trust Company

                                                                                Include your name, the fund name, your account
                                                                                number and other information as requested
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM      An exchange for a first investment must be for at          Call 888-556-9030 to place your order
ANOTHER FUND         least $2,000; additional investments must be for at
                     least $1,000

                     Both accounts involved must be registered in the same name, address and tax ID number

                     An exchange order cannot be cancelled or changed
                     once it has been placed
--------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE         We do not accept phone orders for a first investment       Call 888-556-9030 to notify us of your purchase

                     Additional investments must be for at least $1,000         Immediately follow up with a wire or electronic
                                                                                transfer
                     Additional shares will be purchased when your order
                     is accepted
--------------------------------------------------------------------------------------------------------------------------------
SETTING UP           All investments must be at least $100                      Call 888-556-9030 for instructions
SYSTEMATIC
INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

SELLING SHARES
----------------------------------------------------------------------------------------------------------------------------------
METHOD               THINGS TO KNOW                                                     INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------------
SENDING US           Unless you instruct us otherwise, we will mail             Send us a letter requesting us to sell shares
A LETTER             your proceeds by check to the address of record,           signed by all registered owners; include your
                     payable to the registered owner(s)                         name, account number, the fund name, the dollar
                                                                                amount or number of shares you want to sell, and
                     If you have designated a bank account on your              any other instructions
                     application, you can request that we wire the
                     proceeds to this account; if the total balance in          If regular first-class mail, send to:
                     all of your Lehman Brothers fund accounts is less than
                     $200,000, you will be charged an $8.00 wire fee                Lehman Brothers Funds
                                                                                    Boston Service Center
                     You can also request that we send the proceeds to              P.O. Box 8403
                     your designated bank account by electronic transfer            Boston, MA 02266-8403
                     (ACH) without fee
                                                                                If express delivery, registered mail, or certified
                     You may need a Medallion signature guarantee               mail, send to:

                     Please also supply us with your e-mail address and             Lehman Brothers Funds
                     daytime telephone number when you write to us in               c/o State Street Bank and Trust Company
                      the event we need to reach you                                30 Dan Road
                                                                                    Canton, MA 02021
----------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX     For amounts of up to $50,000                               Write a request to sell shares as described above

                     Not available if you have changed the address on           Call 888-556-9030 to obtain the appropriate fax
                     the account in the past 15 days                            number
----------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR      All phone orders to sell shares must be for at             Call 888-556-9030 to place your order
ORDER                least $1,000 unless you are closing out an account
                                                                                Give your name, account number, the fund name,
                     Not available if you have declined the phone option        the dollar amount or number of shares you want
                     or are selling shares in certain retirement                to sell, and any other instructions
                     accounts (The only exception is for those retirement
                     shareholders who are at least 59 1/2 or older and have
                     their birthdates on file)

                     Not available if you have changed the address on
                     the account in the past 15 days
----------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO      All exchanges must be for at least $1,000                  Call 888-556-9030 to place your order
ANOTHER FUND
                     Both accounts must be registered in the same name,
                     address and tax ID number

                     An exchange order cannot be cancelled or changed
                     once it has been placed
----------------------------------------------------------------------------------------------------------------------------------
SETTING UP           For accounts with at least $5,000 worth of shares          Call 888-556-9030 for instructions
SYSTEMATIC           in them
WITHDRAWALS
                     Withdrawals must be at least $100
----------------------------------------------------------------------------------------------------------------------------------
BY CHECK             Withdrawals must be for at least $250

                     Cannot include dividends accrued but not yet posted
                     to your account
----------------------------------------------------------------------------------------------------------------------------------

SHARE PRICES

Because Investor Class shares of these Funds do not have sales charges, the price you pay for each share of a Fund is the net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.

The Funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each Fund calculates its share price as of 3:00 p.m. on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

SHARE PRICE CALCULATIONS

THE PRICE OF INVESTOR CLASS SHARES OF A FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE INVESTOR CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INVESTOR CLASS SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.

PRIVILEGES AND SERVICES

Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions on any services.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, each Fund declares income dividends (which may include the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), if any) daily and pays them monthly. The Funds do not anticipate making any distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Unless you designate otherwise, your income dividends from a Fund will be reinvested in additional Investor Class shares of that Fund. However, if you prefer you may receive all distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Investor Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in a Fund or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- The part of a Fund's income distributions that is designated as "exempt-interest dividends" (essentially, the part of its distributions equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for those purposes. Accordingly, shares of the Funds are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Distributions of net income (other than exempt-interest dividends) and short-term gain are generally taxed as ordinary income. It is not expected that any of the Funds' distributions will be attributable to "qualified dividend income" (generally, dividends a Fund receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions other than exempt-interest dividends generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

Any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of a Fund's income dividends may be a tax preference item for purposes of the federal alternative minimum tax. A Fund may invest in securities or use techniques that produce taxable income.

For investors in the Lehman Brothers New York Municipal Money Fund, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income tax. Distributions that are federally taxable as ordinary income are generally subject to New York State and New York City personal income taxes.

HOW SHARE TRANSACTIONS ARE TAXED -- Shareholders that sell shares of a Fund will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON TAXABLE FUND DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of the Funds.

LEHMAN BROTHERS INCOME FUNDS
INVESTOR CLASS SHARES

No load, sales charges or 12b-1 fees

If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about each Fund's recent performance, including:

     o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Fund's performance
     o    Fund performance data and financial statements
     o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on each Fund, including:

     o    various types of securities and practices, and their risks
     o    investment limitations and additional policies
     o    information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180


Institutional Support Services: 888-556-9030
Web site: www.lehmanam.com


YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

SEC file number 811-3802
[       ] 02/08 48035

LEHMAN BROTHERS
SHORT DURATION BOND FUND



TRUST CLASS SHARES



Prospectus [ ], 2008








LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange
Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

================================================================================

CONTENTS

LEHMAN BROTHERS SHORT DURATION BOND FUND


TRUST CLASS SHARES

Lehman Brothers Short Duration Bond Fund.......................................2



YOUR INVESTMENT

Maintaining Your Account.......................................................8

Share Prices..................................................................10

Distributions and Taxes.......................................................11

Market Timing Policy..........................................................12

Portfolio Holdings Policy.....................................................13

Fund Structure................................................................13




THIS FUND:

o   is designed for investors seeking current income

o offers you the opportunity to participate in financial markets through a professionally managed bond portfolio

o carries certain risks, including the risk that you could lose money if Fund shares are worth less, when you sell them, than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.


================================================================================
"Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2008 Neuberger Berman Management Inc. All rights reserved.
(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

================================================================================

--------------------------------------------------------------------------------
Lehman Brothers Short Duration Bond Fund                    Ticker Symbol: LBDBX

(formerly, Neuberger Berman Limited Maturity Bond Fund)
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.


The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of two years or less.


The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under-priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.


The Fund may change its goals without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets in bonds and other debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' advance notice.



DURATION

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.


BOND RATINGS

MOST LARGE ISSUERS OBTAIN RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED. THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE. BONDS RATED NO HIGHER THAN THE FIFTH OR SIXTH CATEGORY (BB/BA OR B) ARE CONSIDERED NON-INVESTMENT GRADE. MANY OF THESE "JUNK BONDS" ARE ACTUALLY ISSUED BY REPUTABLE COMPANIES AND OFFER ATTRACTIVE YIELDS.

================================================================================

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then-current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Foreign securities could add to the ups and downs in the Fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the Fund may produce lower returns than stock investments and less conservative bond investments. Although the Fund's average return has out paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on Fund distributions.

Due to the Fund's limited duration and the need to sometimes change allocation among sectors, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED. SECURITIES LENDING AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

NOT ALL SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY. SOME ARE BACKED BY THE RIGHT OF THE ISSUING ENTITY TO BORROW FROM THE TREASURY, WHILE OTHERS ARE SUPPORTED BY THE TREASURY'S DISCRETIONARY AUTHORITY TO LEND TO THE ISSUER, AND STILL OTHERS ARE BACKED ONLY BY THE ISSUING ENTITY. THE U.S. GOVERNMENT SECURITIES PURCHASED BY THE FUND MAY INCLUDE MORTGAGE-BACKED SECURITIES.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOALS AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006     2007
--------------------------------------------------------------------------------
4.51    1.50    6.71    8.31    5.02    2.38    0.80    1.47    4.15

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*



--------------------------------------------------------------------------------
                                     1 YEAR         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Short Duration Bond Fund

--------------------------------------------------------------------------------
Return Before Taxes

--------------------------------------------------------------------------------
Return After Taxes on
Distributions
--------------------------------------------------------------------------------
Return After Taxes on
Distributions and
Sale of Fund Shares
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year
Treasury Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------


* Through 2/9/2001 Short Duration Bond Fund was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the year 1998 to 2/10/2001 is that of the predecessor feeder fund, which had an identical investment program. Because the predecessor feeder fund had moderately lower expenses, its performance typically should be slightly better than Trust Class would have had. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.



INDEX DESCRIPTION

THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS AN UNMANAGED INDEX OF U.S. TREASURIES WITH MATURITIES BETWEEN 1 AND 3 YEARS.



PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-366-6264 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                    None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly.

Management fees
Distribution (12b-1) fees                                           None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense reimbursement
--------------------------------------------------------------------------------
Net expenses**


*   The figures in the table are basede on last year's expenses.


** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of the Fund through [10/31/2011], so that the total annual operating expenses of that class are limited to 0.80% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Trust Class will repay NBMI for fees and expenses forgone or reimbursed to that Trust Class provided that repayment does not cause its annual operating expenses to exceed 0.80% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Expenses                        $           $            $            $
--------------------------------------------------------------------------------



INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research and related services. Prior to February 28, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007 the management/administration fees paid to the Manager by the Fund's Trust Class were [ ]% of its average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004 and has managed portfolios for Neuberger Berman, LLC since 1998. Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006 and has managed portfolios for Lehman Brothers Asset Management LLC since 2004. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                     2003     2004      2005       2006       2007
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share Price (NAV) at beginning of year                                      9.20    9.15      8.97        8.70

PLUS:                     Income from investment operations
                          Net investment income                             0.26    0.22      0.23        0.32
                          Net gains/losses -- realized and unrealized       0.01   (0.09)    (0.17)       0.03
                          Subtotal: income from investment operations       0.27    0.13      0.06        0.35
MINUS:                    Distributions to shareholders
                          Income dividends                                  0.32    0.31      0.33        0.37
                          Tax return of capital                              --      --        --          --
                          Subtotal: distributions to shareholders           0.32    0.31      0.33        0.37
EQUALS:                   Share price (NAV) at end of year                  9.15    8.97      8.70        8.68


RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                      0.80    0.80      0.81        0.80

GROSS EXPENSES(1)                                                           0.93    0.95      1.02        1.06

EXPENSES(2)                                                                 0.80    0.80      0.81        0.81

NET INVESTMENT INCOME -- ACTUAL                                             2.80    2.38      2.64        3.69


OTHER DATA
---------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)(3)                                                         3.00    1.44      0.64        4.16

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)                          36.5    27.0      20.1        16.6

PORTFOLIO TURNOVER RATE (%)                                                  129      94       166          74
------------------------------------------------------------------------------------------------------------------------------------


For dates prior to 2/10/2001, the figures above are from the Fund's predecessor feeder fund. All figures have been audited by Ernst
& Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1)  Shows what this ratio would have been if there had been no expense reimbursement.

(2)  Shows what this ratio would have been if there had been no expense offset arrangements.

(3)  Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.



                                                                  7

================================================================================

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

MAINTAINING YOUR ACCOUNT

To buy or sell Trust Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The Fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from the Fund to a comparable class of another fund in the fund family through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

Every buy or sell order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent, has received payment for the shares. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell Fund shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed accepted on the date you pre-selected on your SIP application for the systematic investments to occur. These policies apply to the investment provider who invest in the Fund. If you are buying shares through an investment provider, contact the investment provider for its policies.

Under certain circumstances, the Fund reserves the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors


o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.


Dividends are first earned or accrued the day after your purchase order is accepted.

PROCEEDS FROM THE SALE OF SHARES The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed

================================================================================

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

UNCASHED CHECKS When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.


INVESTMENT PROVIDERS

THE TRUST CLASS SHARES DESCRIBED IN THIS PROSPECTUS ARE ONLY AVAILABLE THROUGH INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM YOUR INVESTMENT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES TRUST CLASS SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.


ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.



INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

================================================================================

SHARE PRICES

Because Trust Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Similarly, because the Fund does not charge fees for selling shares, the Fund pays you the full share price (net asset value) when you sell shares. Remember that your investment provider may charge fees for its services.


The Fund is open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. In addition, the Fund will not be open for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.


The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time.

In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). Check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it's possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


SHARE PRICE CALCULATIONS

THE PRICE OF A TRUST CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS ATTRIBUTABLE TO TRUST CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF TRUST CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED QUOTATION FOR A SECURITY DOES NOT REFLECT THE AMOUNT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE QUOTATION A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC. OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

================================================================================

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, it declares income dividends daily and pays them monthly. The Fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Consult your investment provider about whether your income dividends and capital gain distributions from the Fund will be reinvested in additional shares of the Fund or paid to you in cash. Although Fund distributions are actually made to the investment provider that holds Trust class shares on your behalf, the following discussion describes distributions made to you and their tax consequences to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively "exempt investors"), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares. Accordingly, shares of the Fund are not appropriate investments for tax-exempt investors.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED. When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PRECEDING YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

================================================================================

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS TAXABLE DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S TAXABLE DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF THE FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT OR ARE OTHERWISE AN EXEMPT INVESTOR, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.


MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in

================================================================================

which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.


PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.


The complete portfolio holdings for the Fund are available at https://www.nb.com/nb/ mutual_funds_prospectuses 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



FUND STRUCTURE

The Fund uses a "multiple class" structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

LEHMAN BROTHERS INCOME FUNDS


TRUST CLASS SHARES
o   No load, sales charges or 12b-1 fees


If you would like further details on this Fund, you can request a free copy of the following documents:



SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:
o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
o   Fund performance data and financial statements
o   portfolio holdings



STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about the Fund's management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Website: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-3802
A0108 02/08

LEHMAN BROTHERS
CORE BOND FUND



INSTITUTIONAL CLASS SHARES



Prospectus [ ], 2008








LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange
Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

================================================================================

CONTENTS

LEHMAN BROTHERS CORE BOND FUND


INSTITUTIONAL CLASS SHARES

Lehman Brothers Core Bond Fund.................................................2



YOUR INVESTMENT

Eligible Accounts.............................................................10

Maintaining Your Account......................................................10

Buying Shares.................................................................14

Selling Shares................................................................15

Share Prices..................................................................16

Distributions and Taxes.......................................................17

Market Timing Policy..........................................................19

Portfolio Holdings Policy.....................................................19

Fund Structure................................................................19


THIS FUND:

o   is designed for investors seeking current income and capital appreciation

o offers you the opportunity to participate in financial markets through a professionally managed bond portfolio

o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.

================================================================================
"Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2008 Neuberger Berman Management Inc. All rights reserved.
(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

================================================================================

--------------------------------------------------------------------------------
LEHMAN BROTHERS CORE BOND FUND                              Ticker Symbol: LBCLX
--------------------------------------------------------------------------------


GOAL & STRATEGY

THE FUND SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH CAPITAL PRESERVATION.

The Fund seeks to achieve its investment objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments include those issued by domestic and foreign governments, corporate entities and trust structures. The Fund invests only in investment grade debt securities and unrated debt securities deemed by the Investment Adviser to be of comparable quality at the time of purchase. The Fund may invest in a broad array of securities including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, corporate bonds, commercial paper, mortgage backed securities and other asset-backed securities. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance such as zero coupon bonds. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also invest without limit in derivative instruments as a means of hedging risk and for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund normally will not invest more than 15% of its total assets in non-US dollar denominated securities and will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets through hedging strategies.

The Fund may also invest in municipal securities, including tender option bonds, convertible securities, and preferred securities.

Under normal conditions, the Fund seeks to maintain its target duration within one year of the average duration of the bonds in the Lehman Brothers U.S. Aggregate Bond Index and generally within a maximum of two years on either side.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets in bonds and other debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' advance notice.

INVESTMENT PHILOSOPHY AND PROCESS

The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

      o Portfolio Strategy: the Global Investment Strategy Team, which consists of the Portfolio Management Team and other senior investment professionals, establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools;

      o Strategy Implementation: once the investment profile for the Fund is established, the research teams and Portfolio Management Team determine industry/sub-sector weightings, and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities and non-U.S. dollar denominated securities. When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices, and c) contrast the two. The goal is to identify and evaluate investment opportunities that others may have missed.

--> DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

--> BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The value of your investment may fall, and you could lose money.

INTEREST RATE RISK. The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

CALL RISK. Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

CREDIT RISK. The Fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. The Fund's share price will fluctuate in response to:

   o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments;
   o  social, economic or political factors;
   o factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and
   o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the Fund may include mortgage-backed securities.

Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. When-issued and delayed-delivery transactions (such as TBAs) in which the Fund may engage involve a commitment by the Fund to purchase securities that will be issued at a later date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund's share value. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in share price. To mitigate leveraging risk, the Fund will segregate appropriate liquid securities having a market value at least equal to the amount of its purchase commitments. When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

When-issued and delayed-delivery transactions also are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

If deemed advisable as a matter of investment strategy, the Fund may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the Fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid.

Over a given period of time, foreign securities may underperform U.S. securities
- sometimes for years. The Fund could also underperform if the Portfolio Management Team invests in countries or regions whose economic performance falls short. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the Fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the Fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated.

Investing in foreign securities may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

DERIVATIVES. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund's use of derivatives - such as futures, forward contracts and swaps - may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund's investment adviser. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FUTURES. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes, the Fund may be required to make an additional margin deposit. A futures contract is a type of derivative and subject to the risks described above.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when the Portfolio Management Team anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Management Team's expectations may produce significant losses to the Fund. A forward contract is a type of derivative and subject to the risks described above.

SWAPS.   The Fund may enter into swap transactions . Swap agreements are two-
party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps. A swap is a type of derivative and subject to the risks described above.

ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

GENERAL. Over time, the Fund may produce lower returns than stock investments and less conservative bond investments.

PORTFOLIO TURNOVER. The Fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate is expected to exceed 100%. A portfolio rate of 100% is equivalent to the Fund's buying and selling all of the securities in its portfolio one time in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006   2007
--------------------------------------------------------------------------------
7.65   -0.57   10.07    7.54    9.59    4.14    4.64    2.57    5.06




BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*


                                1 YEAR          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Core Bond Fund

--------------------------------------------------------------------------------
Return Before Taxes
--------------------------------------------------------------------------------
Return After Taxes
on Distributions
--------------------------------------------------------------------------------
Return After Taxes
on Sale of Fund Shares
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


* The Fund is the successor to the Ariel Premier Bond Fund. The year-by-year and average annual total return data prior to June 10, 2005 are those of the Ariel Premier Bond Fund Institutional Class, the predecessor of the Fund's Institutional Class.

INDEX DESCRIPTION

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE U.S. DOMESTIC INVESTMENT GRADE BOND MARKET. IT IS COMPRISED OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX AND ASSET-BACKED SECURITIES INDEX, INCLUDING SECURITIES THAT ARE OF INVESTMENT-GRADE QUALITY OR BETTER, HAVE AT LEAST ONE YEAR TO MATURITY, AND HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-366-6264 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.


BECAUSE THE FUND HAD A DIFFERENT GOAL AND STRATEGY, WHICH DID NOT INCLUDE INVESTMENTS IN DERIVATIVES AND NON-U.S. DOLLAR DENOMINATED SECURITIES, PRIOR TO FEBRUARY 28, 2008, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------


SHAREHOLDER FEES                                                None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly

Management fees**
Distribution (12b-1) fees                                       None
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense Reimbursement
--------------------------------------------------------------------------------
Net Expenses***                                                [0.45]
--------------------------------------------------------------------------------

*   The figures in the table are based on last year's expenses.

**  "Management fees" includes investment management and administration fees.


*** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through [10/31/2018], so that the total annual operating expenses of that class are limited to 0.45% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Institutional Class will repay NBMI for fees and expenses forgone or reimbursed to that class provided that repayment does not cause its annual operating expenses to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

    NBMI has also voluntarily agreed to waive its investment management fee in the amount of 0.25% of the Fund's average net assets. This voluntary waiver is applied before calculating the amount to be foregone pursuant to the contractual agreement referred to above. The amount voluntarily waived is not subject to repayment by the Institutional Class of the Fund.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

--------------------------------------------------------------------------------
                1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Expenses           $               $               $                $
--------------------------------------------------------------------------------


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Investor Class were [ ]% of its average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS

RICHARD W. KNEE, is a Managing Director and Board member of Lehman Brothers Asset Management LLC. He joined the predecessor to Lehman Brothers Asset Management LLC (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment grade fixed income and co-Portfolio Manager with primary responsibility for full discretion portfolios, including the Lehman Brothers Core Bond Fund, and custom strategies. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Interest Rate Strategy team. He is also a member of the Firm's Steering Committee. Prior to 1983, he was a fixed income portfolio manager in the trust departments of both the Harris Bank and the First National Bank of Chicago. Mr. Knee graduated from the University of Notre Dame and has an MBA from the University of California at Berkeley.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities.

====================================================================================================================================

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             PERIOD
                                                                                            10/1/2005       YEAR
                                                                                               TO           ENDED
YEAR ENDED SEPTEMBER 30,                                     2003       2004       2005     10/31/2005    10/31/2006     2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                     10.73      10.81      10.52      10.22        10.11

Income from investment operations
           Net investment income                              0.33       0.28       0.33       0.03         0.45
           Net gains/losses -- realized and unrealized        0.24       0.11      (0.02)     (0.11)        0.08
           Subtotal: income from investment
           operations                                         0.57       0.39       0.31      (0.08)        0.53
Distributions to shareholders
           Income dividends                                   0.33       0.28       0.35       0.03         0.47
           Capital gain distributions                         0.16       0.40       0.26        --          0.31
           Subtotal: distributions to shareholders            0.49       0.68       0.61       0.03         0.78
EQUALS:    Share price (NAV) at end of period                10.81      10.52      10.22      10.11         9.86

RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursements and/or waiver and/or offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                        0.45       0.45       0.45       0.45(3)      0.45

GROSS EXPENSES(1)                                              --         --        0.55       1.05(3)      0.91

EXPENSES(2)                                                   0.45       0.45       0.45       0.45(3)      0.46

NET INVESTMENT INCOME -- ACTUAL                               3.04       2.61       3.17       3.91(3)      4.60


OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)                                              5.43       3.72       3.05(4)  (0.73)(4)(5)   5.52(4)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)         215.5      233.6       48.5       47.5         44.5

PORTFOLIO TURNOVER RATE (%)                                    343        390        462         34(5)       399
------------------------------------------------------------------------------------------------------------------------------------


Data prior to June 10, 2005 are from the Institutional Class of the Fund's predecessor Fund, Ariel Premier Bond Fund. The figures for the fiscal year ended 2005 and the fiscal period October 1, 2005 to October 31, 2005 have been audited by Tait Weller & Baker,
LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the
Fund's most recent shareholder report (see back cover). Prior years were obtained from financial statements audited by another accounting firm. Their report, along with full financial statements, appears in the predecessor Fund's shareholder report prior to
2005.

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the Fund's investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Annualized.

(4) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5) Not annualized.


                                                                  9

================================================================================

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Fund offers its shares for purchase by investors directly and through investment providers. The Institutional Class has a minimum initial investment of $1 million.

The shares of the Fund described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell shares of the Fund, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES. Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or an investment provider. Whenever you make an initial investment in the Fund or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received your wire or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. Normally, for the Fund, dividends are first earned or accrued the day after your purchase order is accepted.

WHEN YOU SELL SHARES. If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent receives your order to sell. Fund investors will receive the dividends earned and accrued by the Fund on the day they sell their shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the Fund has the right to request that you bring the balance back up to the minimum. If you have not done so within 60 days, we may close your account and redeem the proceeds. Fund shareholders as of the opening of regular trading on the New York Stock Exchange ("Exchange") on June 10, 2005, may continue to hold and buy Fund shares.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole. Investors are urged to call 800-366-6264 before effecting any large redemption.

================================================================================

STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES. You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

PROCEEDS FROM THE SALE OF SHARES.

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within seven business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

The Fund does not issue certificates for shares.

OTHER POLICIES.  Under certain circumstances, the Fund reserves the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o   suspend the telephone order privilege

o suspend or postpone your right to sell Fund shares, or postpone payments or redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

================================================================================

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve Wire System ("Federal Reserve") or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)


o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.


MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE INSTITUTIONAL CLASS SHARES OF THE FUND AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU'LL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. (SEE "WHEN YOU EXCHANGE SHARES").

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

================================================================================

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

====================================================================================================================================

BUYING SHARES

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

METHOD                          THINGS TO KNOW                                        INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY                    The minimum initial purchase amount for               Before wiring any money, call
                                this Fund is $1 million; .                            800-366-6264 for an order confirmation

                                                                                      Have your financial institution send your wire
                                                                                      to State Street Bank and Trust Company

                                                                                      Include your name, the Fund name, your
                                                                                      account number and other information as
                                                                                      requested
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                    We do not accept phone orders for an                  Call 800-366-6264 to notify us of your
                                initial investment                                    purchase

                                Additional shares will be purchased when              Immediately follow up with a wire
                                your order is accepted

                                Not available on retirement accounts
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER         All exchanges must be for at least $1,000             Call 800-366-6264 to place your order
FUND
                                Both accounts involved must be registered
                                in the same name, address and tax ID
                                number

                                An exchange order cannot be cancelled or
                                changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

SELLING SHARES

METHOD                          THINGS TO KNOW                                        INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER             We will wire the proceeds to the bank                 Send us a letter requesting us to sell shares
                                account designated on your application or             signed by all registered owners; include your
                                you may designate that you would like to              name, account number, the Fund name, the
                                receive a check by mail                               dollar amount or number of shares you want
                                                                                      to sell, and any other instructions
                                Please also supply us with your e-mail
                                address and daytime telephone number                  If regular first-class mail, send to:
                                when you write to us in the event we need             Lehman Brothers Funds
                                to reach you                                          Boston Service Center
                                                                                      P.O. Box 8403
                                                                                      Boston, MA 02266-8403

                                                                                      If express delivery, registered mail, or
                                                                                      certified mail, send to:
                                                                                      Lehman Brothers Funds
                                                                                      c/o State Street Bank and Trust Company
                                                                                      30 Dan Road
                                                                                      Canton, MA 02021
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX                For amounts of up to $250,000                         Write a request to sell shares as described
                                                                                      above
                                Not available if you have changed the
                                address on the account in the past 15 days            Call 800-366-6264 to obtain the appropriate
                                                                                      fax number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER           All phone orders to sell shares must be for           Call 800-366-6264 to place your order
                                at least $1,000 unless you are closing out
                                an account                                            Give your name, account number, the Fund
                                                                                      name, the dollar amount or number of
                                Not available if you have declined the                shares you want to sell, and any other
                                phone option or are selling shares in certain         instructions
                                retirement accounts (The only exception is
                                for those retirement shareholders who are
                                at least 591/2 or older and have their
                                birthdates on file)

                                Not available if you have changed the
                                address on the account in the past 15 days
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER         All exchanges must be for at least $1,000             Call 800-366-6264 to place your order
FUND
                                Both accounts involved must be registered
                                in the same name, address and tax ID
                                number

                                An exchange order cannot be cancelled or
                                changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

SHARE PRICES

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Similarly, because the Fund does not charge fees for selling shares, the Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.


The Fund is open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or any other day the Exchange is closed. In addition, the Fund will not be open for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by 1:00 p.m. Eastern time in order to be processed that day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.


In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it's possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Neuberger Berman Management Inc. will process purchase orders when received on the basis of an arrangement that you will make payment on the same day by the close of the Exchange. The Fund and Neuberger Berman Management Inc. reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

In addition, for the Fund to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


SHARE PRICE CALCULATIONS

THE PRICE OF AN INSTITUTIONAL CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO INSTITUTIONAL CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE.

WHEN THE FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND WILL SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS BOARD OF TRUSTEES. THE FUND WILL ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

================================================================================

FAIR VALUE PRICING GENERALLY WILL BE USED BY THE FUND IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund declares income dividends daily and pays them monthly. The Fund makes any capital gain distributions once a year (in December).

Consult your investment adviser about whether distributions from the Fund to your account will be reinvested in additional shares of the Fund or paid to your account in cash. Although Fund distributions are actually made to the investment provider that holds the Fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively "exempt investors"), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net income and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

In general, a portion of the income dividends from the Fund may be free from state and local income taxes.

HOW SHARE TRANSACTIONS ARE TAXED. When you sell (redeem) Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to exempt investors. Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

================================================================================

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PRECEDING YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE IRS TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-366-6264.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF LEHMAN BROTHERS INSTITUTIONAL CLASS OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF THE FUND JUST BEFORE IT MAKES A DISTRIBUTION, YOU'LL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU'RE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT OR ARE OTHERWISE AN EXEMPT INVESTOR, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.

================================================================================

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


The complete portfolio holdings for the Fund is available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


FUND STRUCTURE

The Fund uses a "multiple class" structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Fund, which is a series of Neuberger Berman Income Funds.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

LEHMAN BROTHERS INCOME FUNDS


INSTITUTIONAL CLASS SHARES
o   No load, sales charges or 12b-1 fees

If you would like further details on this Fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:

o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
o   Fund performance data and financial statements
o   portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Website: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

SEC file number 811-3802
F0259 02/08 48037

LEHMAN BROTHERS
STRATEGIC INCOME FUND



TRUST CLASS SHARES



Prospectus [ ], 2008








LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange
Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

================================================================================

CONTENTS

LEHMAN BROTHERS STRATEGIC INCOME FUND


TRUST CLASS SHARES

Lehman Brothers Strategic Income Fund..........................................2


YOUR INVESTMENT

Share Prices..................................................................12

Privileges and Services.......................................................13

Distributions and Taxes.......................................................13

Maintaining Your Account......................................................15

Buying Shares.................................................................19

Selling Shares................................................................20

Market Timing Policy..........................................................21

Portfolio Holdings Policy.....................................................22

Fund Structure................................................................22



THIS FUND:

O is designed for investors seeking current income without undue risk to principal

O carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

O is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.


================================================================================
"Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2008 Neuberger Berman Management Inc. All rights reserved.
(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

================================================================================

--------------------------------------------------------------------------------
Lehman Brothers Strategic Income Fund                       Ticker Symbol: LBSTX

(Formerly, Neuberger Berman Strategic Income Fund)
--------------------------------------------------------------------------------


GOAL & STRATEGY

      THE FUND SEEKS HIGH CURRENT INCOME WITH A SECONDARY OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION.

      The Fund seeks to achieve its investment objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments include those issued by domestic and foreign governments, corporate entities and trust structures. The Fund may invest in debt securities across the credit spectrum including investment grade, below investment grade, and unrated securities. The Fund may invest in a broad array of securities including: securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, corporate bonds, commercial paper, mortgage backed securities and other asset-backed securities, and bank loans. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance, such as zero coupon bonds.

      The Fund may invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts and swaps, such as total return swaps, credit default swaps and interest rate swaps.

      The Fund may invest without limit in securities rated below investment grade ("high yield bonds," commonly called "junk bonds").

      The Fund may also invest without limit in foreign securities. Normally, the Fund will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund defines emerging market countries as the countries included in the JPM Emerging Markets Bond Index Global Diversified.

      Additionally, the Fund may invest in municipal securities, including tender option bonds, convertible securities and preferred securities. The Fund may invest in equity securities, but normally will not invest more than 10% of its total assets in rights, warrants or common stock. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

      The Fund may invest in securities of any maturity and does not have a target average duration.

INVESTMENT PHILOSOPHY AND PROCESS

The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

      o Portfolio Strategy: the Global Investment Strategy Team, which consists of the Portfolio Management Team and other senior investment professionals, establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools;

      o Strategy Implementation: once the investment profile for the Fund is established, the research teams and Portfolio Management Team determine industry/sub-sector weightings, and make securities selections within the types of securities that the Fund can purchase such as, investment grade securities, non-investment grade securities, emerging market securities and non-U.S. dollar denominated securities. When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices and c) contrast the two. The goal is to identify and evaluate investment opportunities that others may have missed.


--> DEBT SECURITIES

DEBT SECURITIES DIFFER IN THEIR INTEREST RATES AND DURATION, AMONG OTHER FACTORS. THE MANAGERS' EXPECTATIONS AS TO FUTURE CHANGES IN INTEREST RATES WILL INFLUENCE THEIR CHOICE OF THE APPROPRIATE DURATIONS OF THE DEBT SECURITIES COMPRISING THE FUND'S PORTFOLIO. FOR EXAMPLE, IF THE MANAGERS EXPECT INTEREST RATES TO RISE, THEY MAY INVEST MORE HEAVILY IN BONDS WITH SHORTER DURATIONS, WITH THE INTENTION OF BENEFITING THE FUND FROM PURCHASES OF LONGER-TERM BONDS AFTER RATES HAVE RISEN. CONVERSELY, IF THE MANAGERS EXPECT INTEREST RATES TO FALL, THEY MAY INVEST MORE HEAVILY IN BONDS WITH LONGER DURATIONS, WITH THE INTENTION OF TAKING ADVANTAGE OF THE HIGH RATES THEN AVAILABLE.

--> DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

ABSENT OTHER INFLUENCES, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

--> BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

--> BELOW INVESTMENT GRADE BONDS

BELOW INVESTMENT GRADE ("HIGH YIELD BONDS," COMMONLY CALLED "JUNK BONDS") ARE FIXED INCOME SECURITIES RATED BB/BA OR LOWER OR UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY. THESE SECURITIES TYPICALLY OFFER INVESTORS HIGHER YIELDS THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE USUALLY JUSTIFIED BY THE WEAKER CREDIT PROFILES OF THESE ISSUERS AS COMPARED TO INVESTMENT GRADE ISSUERS. BELOW INVESTMENT GRADE BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES; THE CATEGORY IS ALSO GENERALLY CONSIDERED TO INCLUDE THE PREFERRED STOCKS OF MANY ISSUERS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A BELOW INVESTMENT GRADE BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment may fall, and you could lose money.

INTEREST RATE RISK. The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

CALL RISK. Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

CREDIT RISK. The Fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. The Fund's share price will fluctuate in response to:

   o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments

   o  social, economic or political factors

   o factors affecting the industry in which a particular issuer operates, such as competition or technological advances

   o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the Fund may include mortgage-backed securities.

Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

BELOW INVESTMENT GRADE BONDS. Below investment grade bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default on the timely payment of principal and interest or fail to comply with the other terms of the offering over a period of time. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the Fund's performance.

To the extent the Fund invests in lower-rated bonds, the Fund is subject to their risks, including the risk that its holdings may:

   o  fluctuate more widely in price and yield than investment grade bonds

   o fall in price during times when the economy is weak or is expected to become weak

   o  be difficult to sell at the time and price the Fund desires

   o  require a greater degree of judgment to establish a price

   o  go into default.

The value of the Fund's below investment grade bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment grade bonds.

FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the Fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in emerging markets.

Over a given period of time, foreign securities may underperform U.S. securities
- sometimes for years. The Fund could also underperform if the Portfolio Management Team invests in countries or regions whose economic performance falls short. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the Fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the Fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated.

Investing in foreign securities may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

DERIVATIVES. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund's use of derivatives - such as futures, forward contracts and swaps - may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund's investment adviser. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FUTURES. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes, the Fund may be required to make an additional margin deposit. A futures contract is a type of derivative and subject to the risks described above.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when the Portfolio Management Team anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Management Team's expectations may produce significant losses to the Fund. A forward contract is a type of derivative and subject to the risks described above.

SWAPS. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps. A swap is a type of derivative and subject to the risks described above.

ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

GENERAL.  Over time, the Fund may produce lower returns than stock investments.

PORTFOLIO TURNOVER. The Fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate is expected to exceed 100%. A portfolio rate of 100% is equivalent to the Fund's buying and selling all of the securities in its portfolio one time in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.
BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
--------------------------------------------------------------------------------
                                               10.44    5.53   10.11

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                               SINCE
                                                             INCEPTION
                                             1 YEAR         (7/11/2003)
--------------------------------------------------------------------------------
Strategic Income Fund

------------------------------------------------------------------------------
Return Before Taxes

------------------------------------------------------------------------------
Return After Taxes on
Distributions
------------------------------------------------------------------------------
Return After Taxes on
Distributions
and Sale of Fund Shares
------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------



* The above performance from inception to 4/2/2007 is that of the Fund's Institutional Class. Because the Trust Class has higher expenses, its performance typically would have been lower than that of the Institutional Class. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses of the Fund's Institutional Class during the periods shown.


INDEX DESCRIPTION

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE U.S. DOMESTIC INVESTMENT GRADE BOND MARKET. IT IS COMPRISED OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX AND ASSET-BACKED SECURITIES INDEX, INCLUDING SECURITIES THAT ARE OF INVESTMENT-GRADE QUALITY OR BETTER, HAVE AT LEAST ONE YEAR TO MATURITY, AND HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION.

================================================================================

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-366-6264 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.


BECAUSE THE FUND HAD A DIFFERENT GOAL AND STRATEGY, WHICH INCLUDED MANAGING ASSETS BY AN ASSET ALLOCATION COMMITTEE, PRIOR TO FEBRUARY 28, 2008, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                    None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly.

Management fees**
Distribution (12b-1) fees                                           0.10
Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense reimbursement
--------------------------------------------------------------------------------
Net expenses***                                                    [1.10]
--------------------------------------------------------------------------------

*The figures in the table are based on expenses from the prior fiscal period except that the management fee has been restated to reflect a decrease in the management fee effective February 28, 2008.

**"Management fees" include investment management and administration fees.

***Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of the Fund through [10/31/2011], so that the total annual operating expenses of that class are limited to 1.10% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Trust Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.10% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.



EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Expenses                        $           $            $            $
--------------------------------------------------------------------------------


INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. The Manager and Neuberger Berman, LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the period ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Trust Class were [ ]% of average net assets. The Fund will pay the Manager 0.40% of its average daily net assets for administrative services provided to the Trust Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS

JACK RIVKIN is Chairman and a Director of Neuberger Berman Management Inc., Chief Investment Officer and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has served as head of the Asset Allocation Committee since the Fund's inception. From 1995 to 2002, Mr. Rivkin was an executive vice president with another financial services firm.

ANN BENJAMIN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. Ms. Benjamin has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 24 years. She has been part of the Fund's management team since 2005.

STEVEN BROWN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has been part of the Fund's management team since its inception in 2003. From 1997 to 2002, Mr. Brown was a co-portfolio manager at an investment firm specializing in securities of REITs.

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

RICHARD LEVINE is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with firm since 1989 and has been part of the Fund's management team since its inception in 2003.

JOHN LOVITO is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Senior Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with the firm since 2001 and has been part of the Fund's management team since its inception in 2003.

THOMAS O'REILLY is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Senior Vice President of Lehman Brothers Asset Management LLC. Mr. O'Reilly has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 15 years. He has been part of the Fund's management team since 2005.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                                                          2007(1)
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of year

PLUS:                     Income from investment operations
                          Net investment income
                          Net gains/losses -- realized and unrealized
                          Subtotal: income from investment operations
MINUS:                    Distributions to shareholders
                          Income dividends
                          Net capital gains
                          Subtotal: distributions to shareholders
EQUALS:                   Share price (NAV) at end of year


RATIOS (% OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL

GROSS EXPENSES(3)

EXPENSES(4)

NET INVESTMENT INCOME -- ACTUAL


OTHER DATA
----------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)(5)

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)

PORTFOLIO TURNOVER RATE (%)
------------------------------------------------------------------------------------------------------------------------------------

The figures above have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Period from 4/2/2007 (beginning of operations) to 10/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.


                                                                 11

================================================================================

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

Trust Class shares of the Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account").


SHARE PRICES

Because Trust Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Similarly, because the Fund does not charge fees for selling shares, the Fund pays you the full share price when you sell shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.


The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.


Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


SHARE PRICE CALCULATIONS

THE PRICE OF A TRUST CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO TRUST CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF TRUST CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. FOR FIXED INCOME SECURITIES, THIS IS GENERALLY BASED ON BID QUOTATIONS. FOR EQUITY PORTFOLIO SECURITIES, IT IS USUALLY THE CLOSING PRICE ON THE EXCHANGE OR OTHER MARKET WHERE THE SECURITY PRIMARILY TRADES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED QUOTATION OR MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE QUOTATION OR MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT

================================================================================

DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.


PRIVILEGES AND SERVICES

If you purchase Trust Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.


SYSTEMATIC INVESTMENTS. This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS. This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.


ELECTRONIC BANK TRANSFERS. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS. At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE (R). Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange Fund shares.


DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS.   The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, it declares and pays income dividends quarterly. The Fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Unless you designate otherwise, your income dividends and capital gain distributions, if any, from the Fund will be reinvested in additional Trust Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Trust Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income dividends and capital gain distributions will be reinvested in additional Fund Trust Class shares or paid in cash.

================================================================================

HOW DISTRIBUTIONS ARE TAXED. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, "exempt investors"), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that a significant part of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations, generally excluding most dividends from REITs), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED. When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PRECEDING YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY

================================================================================

NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE TRUST CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT OR ARE OTHERWISE AN EXEMPT INVESTOR, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.


MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Funds does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

================================================================================

UNCASHED CHECKS We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES  Under certain circumstances, the Fund reserves the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o   suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

================================================================================

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors


o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.



MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE TRUST CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.


MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE"WHEN YOU EXCHANGE SHARES").


IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

================================================================================

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.



DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, THE TRUST CLASS PAYS THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., 0.10% OF ITS AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.


INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

================================================================================

BUYING SHARES

METHOD                   THINGS TO KNOW                                     INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK       Your first investment must be at least $1,000      Fill out the application and enclose your check

                         Additional investments can be as little as         If regular first-class mail, send to:
                         $100                                               Neuberger Berman Funds
                                                                            Boston Service Center
                         We cannot accept cash, money orders, starter       P.O. Box 8403
                         checks, cashier's checks, travelers checks, or     Boston, MA 02266-8403
                         other cash equivalents
                                                                            If express delivery, registered mail, or certified
                         You will be responsible for any losses or fees     mail, send to:
                         resulting from a bad check; if necessary, we       Neuberger Berman Funds
                         may sell other shares belonging to you in          c/o State Street Bank and Trust Company
                         order to cover these losses                        30 Dan Road
                                                                            Canton, MA 02021
                         All checks must be made out to "Neuberger
                         Berman Funds"; we cannot accept checks
                         made out to you or other parties and signed
                         over to us
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY             All wires must be for at least $1,000              Before wiring any money, call 800-366-6264
                                                                            for an order confirmation

                                                                            Have your financial institution send your wire to
                                                                            State Street Bank and Trust Company

                                                                            Include your name, the Fund name, your
                                                                            account number and other information as
                                                                            requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER  All exchanges must be for at least $1,000          If you are an institution or an investment
FUND                                                                        provider, please call 800-366-6264 to place
                         Both accounts involved must be registered in       your order
                         the same name, address and tax ID number
                                                                            If you are an individual retail investor, please call
                         An exchange order cannot be cancelled or           800-877-9700 to place your order
                         changed once it has been placed
                                                                            To place an order using FUNDFONE (R), call 800-
                                                                            335-9366
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE             We do not accept phone orders for a first          If you are an institution or an investment
                         investment                                         provider, please call 800-366-6264 to notify us
                                                                            of your purchase
                         Additional shares will be purchased when
                         your order is accepted                             If you are an individual retail investor, please call
                                                                            800-877-9700 to notify us of your purchase
                         Not available on retirement accounts
                                                                            Immediately follow up with a wire or electronic
                                                                            transfer
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC    All investments must be at least $100              If you are an institution or an investment
INVESTMENTS                                                                 provider, please call 800-366-6264 for
                                                                            instructions

                                                                            If you are an individual retail investor, please call
                                                                            800-877-9700 for instructions
------------------------------------------------------------------------------------------------------------------------------------


================================================================================

SELLING SHARES

METHOD                   THINGS TO KNOW                                      INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER      Unless you instruct us otherwise, we will mail      Send us a letter requesting us to sell shares
                         your proceeds by check to the address of            signed by all registered owners; include your
                         record, payable to the registered owner(s)          name, account number, the Fund name, the
                                                                             dollar amount or number of shares you want to
                         If you have designated a bank account on            sell, and any other instructions
                         your application, you can request that we
                         wire the proceeds to this account; if the total     If regular first-class mail, send to:
                         balance of all of your Neuberger Berman fund        Neuberger Berman Funds
                         accounts is less than $200,000, you will be         Boston Service Center
                         charged an $8.00 wire fee                           P.O. Box 8403
                                                                             Boston, MA 02266-8403
                         You can also request that we send the
                         proceeds to your designated bank account by         If express delivery, registered mail, or certified
                         electronic transfer (ACH) without a fee             mail, send to:
                                                                             Neuberger Berman Funds
                         You may need a Medallion signature                  c/o State Street Bank and Trust Company
                         guarantee                                           30 Dan Road
                                                                             Canton, MA 02021
                         Please also supply us with your e-mail address
                         and daytime telephone number when you
                         write to us in the event we need to reach you
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX         For amounts of up to $50,000                        Write a request to sell shares as described
                                                                             above
                         Not available if you have changed the address
                         on the account in the past 15 days                  If you are an institution or an investment
                                                                             provider, please call 800-366-6264 to obtain
                                                                             the appropriate fax number
                                                                             If you are an individual retail investor, please call
                                                                             800-877-9700 to obtain the appropriate fax
                                                                             number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER    All phone orders to sell shares must be for at      If you are an institution or an investment
                         least $1,000 unless you are closing out an          provider, please call 800-366-6264 to place
                         account                                             your order

                         Not available if you have declined the phone        If you are an individual retail investor, please call
                         option or are selling shares in certain             800-877-9700 to place your order
                         retirement accounts (The only exception is for
                         those retirement shareholders who are at least      Give your name, account number, the Fund
                         59 1/2 or older and have their birthdates on        name, the dollar amount or number of shares
                         file)                                               you want to sell, and any other instructions

                         Not available if you have changed the address       To place an order using FUNDFONE (R), call 800-
                         on the account in the past 15 days                  335-9366
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000           If you are an institution or an investment
FUND                                                                         provider, please call 800-366-6264 to place
                         Both accounts must be registered in the same        your order
                         name, address and tax ID number
                                                                             If you are an individual retail investor, please call
                         An exchange order cannot be cancelled or            800-877-9700 to place your order
                         changed once it has been placed
                                                                             To place an order using FUNDFONE (R), call 800-
                                                                             335-9366
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC    For accounts with at least $5,000 worth of          If you are an institution or an investment
WITHDRAWALS              shares in them                                      provider, please call 800-366-624 for
                                                                             instructions
                         Withdrawals must be at least $100
                                                                             If you are an individual retail investor, please call
                                                                             800-877-9700 for instructions
------------------------------------------------------------------------------------------------------------------------------------


================================================================================

RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.


INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.


AS A FUND SHAREHOLDER WHO BOUGHT SHARES DIRECTLY FROM NEUBERGER BERMAN MANAGEMENT, INC., YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE (R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.



MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund make an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

================================================================================

PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


The complete portfolio holdings for the Fund are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end.


The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


FUND STRUCTURE

The Fund uses a "multiple class" structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

LEHMAN BROTHERS INCOME FUNDS


TRUST CLASS SHARES
o   No load or sales charges



If you would like further details on this Fund, you can request a free copy of the following documents:



SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:
o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
o   Fund performance data and financial statements
o   portfolio holdings



STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about the Fund's management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC


OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Website: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-3802
H0053 02/08 48044

LEHMAN BROTHERS
STRATEGIC INCOME FUND



INSTITUTIONAL CLASS SHARES



Prospectus [ ], 2008








LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange
Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

================================================================================

CONTENTS

LEHMAN BROTHERS STRATEGIC INCOME FUND


INSTITUTIONAL CLASS SHARES

Lehman Brothers Strategic Income Fund........................................2



YOUR INVESTMENT

Share Prices..................................................................12

Privileges and Services.......................................................13

Distributions and Taxes.......................................................13

Maintaining Your Account......................................................15

Buying Shares.................................................................19

Selling Shares................................................................20

Market Timing Policy..........................................................21

Portfolio Holdings Policy.....................................................21

Fund Structure................................................................21



THIS FUND:

o is designed for investors seeking current income without undue risk to principal

o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.


================================================================================
"Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2008 Neuberger Berman Management Inc. All rights reserved.
(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

================================================================================

--------------------------------------------------------------------------------
LEHMAN BROTHERS STRATEGIC INCOME FUND                       Ticker Symbol: LBSIX

(formerly, Neuberger Berman Strategic Income Fund)
--------------------------------------------------------------------------------


GOAL & STRATEGY

      THE FUND SEEKS HIGH CURRENT INCOME WITH A SECONDARY OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION.

      The Fund seeks to achieve its investment objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments include those issued by domestic and foreign governments, corporate entities and trust structures. The Fund may invest in debt securities across the credit spectrum including investment grade, below investment grade, and unrated securities. The Fund may invest in a broad array of securities including: securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, corporate bonds, commercial paper, mortgage backed securities and other asset-backed securities, and bank loans. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance, such as zero coupon bonds.

      The Fund may invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts and swaps, such as total return swaps, credit default swaps and interest rate swaps.

      The Fund may invest without limit in securities rated below investment grade ("high yield bonds," commonly called "junk bonds").

      The Fund may also invest without limit in foreign securities. Normally, the Fund will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund defines emerging market countries as the countries included in the JPM Emerging Markets Bond Index Global Diversified.

      Additionally, the Fund may invest in municipal securities, including tender option bonds, convertible securities and preferred securities. The Fund may invest in equity securities, but normally will not invest more than 10% of its total assets in rights, warrants or common stock. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

      The Fund may invest in securities of any maturity and does not have a target average duration.

INVESTMENT PHILOSOPHY AND PROCESS

The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

      o Portfolio Strategy: the Global Investment Strategy Team, which consists of the Portfolio Management Team and other senior investment professionals, establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools;

      o Strategy Implementation: once the investment profile for the Fund is established, the research teams and Portfolio Management Team determine industry/sub-sector weightings, and make securities selections within the types of securities that the Fund can purchase such as, investment grade securities, non-investment grade securities, emerging market securities and non-U.S. dollar denominated securities. When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices and c) contrast the two. The goal is to identify and evaluate investment opportunities that others may have missed.


--> DEBT SECURITIES

DEBT SECURITIES DIFFER IN THEIR INTEREST RATES AND DURATION, AMONG OTHER FACTORS. THE MANAGERS' EXPECTATIONS AS TO FUTURE CHANGES IN INTEREST RATES WILL INFLUENCE THEIR CHOICE OF THE APPROPRIATE DURATIONS OF THE DEBT SECURITIES COMPRISING THE FUND'S PORTFOLIO. FOR EXAMPLE, IF THE MANAGERS EXPECT INTEREST RATES TO RISE, THEY MAY INVEST MORE HEAVILY IN BONDS WITH SHORTER DURATIONS, WITH THE INTENTION OF BENEFITING THE FUND FROM PURCHASES OF LONGER-TERM BONDS AFTER RATES HAVE RISEN. CONVERSELY, IF THE MANAGERS EXPECT INTEREST RATES TO FALL, THEY MAY INVEST MORE HEAVILY IN BONDS WITH LONGER DURATIONS, WITH THE INTENTION OF TAKING ADVANTAGE OF THE HIGH RATES THEN AVAILABLE.

--> DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

ABSENT OTHER INFLUENCES, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

--> BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

--> BELOW INVESTMENT GRADE BONDS

BELOW INVESTMENT GRADE ("HIGH YIELD BONDS," COMMONLY CALLED "JUNK BONDS") ARE FIXED INCOME SECURITIES RATED BB/BA OR LOWER OR UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY. THESE SECURITIES TYPICALLY OFFER INVESTORS HIGHER YIELDS THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE USUALLY JUSTIFIED BY THE WEAKER CREDIT PROFILES OF THESE ISSUERS AS COMPARED TO INVESTMENT GRADE ISSUERS. BELOW INVESTMENT GRADE BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES; THE CATEGORY IS ALSO GENERALLY CONSIDERED TO INCLUDE THE PREFERRED STOCKS OF MANY ISSUERS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A BELOW INVESTMENT GRADE BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment may fall, and you could lose money.

INTEREST RATE RISK. The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

CALL RISK. Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

CREDIT RISK. The Fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. The Fund's share price will fluctuate in response to:

   o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments

   o  social, economic or political factors

   o factors affecting the industry in which a particular issuer operates, such as competition or technological advances

   o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the Fund may include mortgage-backed securities.

Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

BELOW INVESTMENT GRADE BONDS. Below investment grade bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default on the timely payment of principal and interest or fail to comply with the other terms of the offering over a period of time. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the Fund's performance.

To the extent the Fund invests in lower-rated bonds, the Fund is subject to their risks, including the risk that its holdings may:

   o  fluctuate more widely in price and yield than investment grade bonds

   o fall in price during times when the economy is weak or is expected to become weak

   o  be difficult to sell at the time and price the Fund desires

   o  require a greater degree of judgment to establish a price

   o  go into default.

The value of the Fund's below investment grade bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment grade bonds.

FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the Fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in emerging markets.

Over a given period of time, foreign securities may underperform U.S. securities
- sometimes for years. The Fund could also underperform if the Portfolio Management Team invests in countries or regions whose economic performance falls short. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the Fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the Fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated.

Investing in foreign securities may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

DERIVATIVES. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund's use of derivatives - such as futures, forward contracts and swaps - may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund's investment adviser. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FUTURES. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes, the Fund may be required to make an additional margin deposit. A futures contract is a type of derivative and subject to the risks described above.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when the Portfolio Management Team anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Management Team's expectations may produce significant losses to the Fund. A forward contract is a type of derivative and subject to the risks described above.

SWAPS. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps. A swap is a type of derivative and subject to the risks described above.

ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

GENERAL.  Over time, the Fund may produce lower returns than stock investments.

PORTFOLIO TURNOVER. The Fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate is expected to exceed 100%. A portfolio rate of 100% is equivalent to the Fund's buying and selling all of the securities in its portfolio one time in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.
BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

================================================================================

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
------------------------------------------------------------------------------
                                               10.44    5.53   10.11


BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*




--------------------------------------------------------------------------------
                                                                 SINCE
                                                               INCEPTION
                                             1 YEAR           (7/11/2003)
------------------------------------------------------------------------------
Strategic Income Fund

------------------------------------------------------------------------------
Return Before Taxes

------------------------------------------------------------------------------
Return After Taxes
on Distributions
------------------------------------------------------------------------------
Return After Taxes
on Distributions
andSale
of Fund Shares
------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------


* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.


INDEX DESCRIPTION

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE U.S. DOMESTIC INVESTMENT GRADE BOND MARKET. IT IS COMPRISED OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX AND ASSET-BACKED SECURITIES INDEX, INCLUDING SECURITIES THAT ARE OF INVESTMENT-GRADE QUALITY OR BETTER, HAVE AT LEAST ONE YEAR TO MATURITY, AND HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION.

================================================================================

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-366-6264 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.


BECAUSE THE FUND HAD A DIFFERENT GOAL AND STRATEGY, WHICH INCLUDED MANAGING ASSETS BY AN ASSET ALLOCATION COMMITTEE, PRIOR TO FEBRUARY 28, 2008, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

================================================================================

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.



FEE TABLE

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                    None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly

Management fees**
Distribution (12b-1) fees                                           None
Other expenses
------------------------------------------------------------------------------
Total annual operating expenses
------------------------------------------------------------------------------
Minus: Expense reimbursement
------------------------------------------------------------------------------
Net expenses***                                                    [0.85]
--------------------------------------------------------------------------------

* The figures in the table are based on last year's expenses except that the management fee has been restated to reflect a decrease in the management fee effective February 28, 2008.


** "Management Fees" include investment management and administration fees.


*** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through [10/31/2018], so that the total annual operating expenses of that class are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Institutional Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.




EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Expenses                        $           $            $            $
--------------------------------------------------------------------------------



INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. The Manager and Neuberger Berman, LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management/administration fees paid to the Manager by the Fund's Institutional Class were [ ]% of its average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

================================================================================

PORTFOLIO MANAGERS

JACK RIVKIN is Chairman and a Director of Neuberger Berman Management Inc., Chief Investment Officer and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has served as head of the Asset Allocation Committee since the Fund's inception. From 1995 to 2002, Mr. Rivkin was an executive vice president with another financial services firm.

ANN BENJAMIN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. Ms. Benjamin has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 24 years. She has been part of the Fund's management team since 2005.

STEVEN BROWN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has been part of the Fund's management team since its inception in 2003. From 1997 to 2002, Mr. Brown was a co-portfolio manager at an investment firm specializing in securities of REITs.

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

RICHARD LEVINE is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with firm since 1989 and has been part of the Fund's management team since its inception in 2003.

JOHN LOVITO is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Senior Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with the firm since 2001 and has been part of the Fund's management team since its inception in 2003.

THOMAS O'REILLY is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Senior Vice President of Lehman Brothers Asset Management LLC. Mr. O'Reilly has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 15 years. He has been part of the Fund's management team since 2005.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

====================================================================================================================================

FINANCIAL HIGHLIGHTS


----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                      2003(1)       2004       2005       2006       2007
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of year                                        10.00        10.11      10.72      10.90

PLUS:                     Income from investment operations
                          Net investment income                                0.10         0.36       0.37       0.38
                          Net gains/losses -- realized and unrealized          0.09         0.69       0.34       0.65
                          Subtotal: income from investment operations          0.19         1.05       0.71       1.03
MINUS:                    Distributions to shareholders
                          Income dividends                                     0.08         0.44       0.45       0.46
                          Net capital gains                                     --           --        0.08       0.82
                          Subtotal: distributions to shareholders              0.08         0.44       0.53       1.28
EQUALS:                   Share price (NAV) at end of year                    10.11        10.72      10.90      10.65


RATIOS (% OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                        0.84(2)       0.84       0.85       0.85

GROSS EXPENSES(3)                                                             3.77(2)       1.72       1.82       2.29

EXPENSES(4)                                                                   0.85(2)       0.85       0.86       0.86

NET INVESTMENT INCOME -- ACTUAL                                               3.51(2)       3.44       3.43       3.66


OTHER DATA
----------------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)(5)                                                           1.95(6)      10.65       6.68      10.34

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)                            23.6          29.4       26.2       20.4

PORTFOLIO TURNOVER RATE (%)                                                     34(6)         85         89        111
------------------------------------------------------------------------------------------------------------------------------------


The figures above have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Period from 7/11/2003 (beginning of operations) to 10/31/2003.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.


                                                                 11

================================================================================

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------
Institutional Class shares of the Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account")


SHARE PRICES

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each share of a Fund is the Fund's net asset value per share. Similarly, because the Fund does not charge fees for selling shares, the Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.


The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.


The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


SHARE PRICE CALCULATIONS

THE PRICE OF AN INSTITUTIONAL CLASS SHARE OF A FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO INSTITUTIONAL CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. FOR FIXED INCOME SECURITIES, THIS IS GENERALLY BASED ON BID QUOTATIONS. FOR EQUITY PORTFOLIO SECURITIES, IT IS USUALLY THE CLOSING PRICE ON THE EXCHANGE OR OTHER MARKET WHERE THE SECURITY PRIMARILY TRADES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED QUOTATION OR MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE QUOTATION OR MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT

================================================================================

DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.


PRIVILEGES AND SERVICES

If you purchase Institutional Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.


SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more once you make an initial minimum investment of at least $1 million. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.


ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.


DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT - SAY, $100 A MONTH - YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, it declares and pays income dividends quarterly. The Fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Unless you designate otherwise, your income dividends and capital gain distributions, if any, from a Fund will be reinvested in additional Institutional Class shares of the Fund. However, if you prefer you may receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account, or invested in Institutional Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income dividends and capital gain distributions will be reinvested in additional Fund Institutional Class shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, "exempt investors"), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

================================================================================

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (See "Taxes and You") will help clarify this for you.

Distributions of net income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that a significant part of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations, generally excluding most dividends from REITs) are subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PRECEDING YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

================================================================================

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT, AND IT MUST SUPPLY ITS TAXPAYER
IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE INSTITUTIONAL CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT OR ARE OTHERWISE AN EXEMPT INVESTOR, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.


MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The minimum initial investment is $1 million.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed "accepted" when the Fund' transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (See "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $1 million worth of shares in the account. Otherwise, the Fund have the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and wire you the proceeds. Fund shareholders as of the opening of regular trading on the Exchange on February 28, 2007, may continue to hold and buy Fund shares.


The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

================================================================================

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Fund reserves the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o   suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

================================================================================

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors


o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.



MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE INSTITUTIONAL CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS. THE MINIMUM AGGREGATE SIZE FOR EACH INVESTMENT PROVIDER'S ACCOUNT WITH THE FUND IS $1 MILLION. THE MINIMUM DOES NOT APPLY TO YOUR INDIVIDUAL ACCOUNT; HOWEVER, YOUR INVESTMENT PROVIDER MAY ESTABLISH A MINIMUM SIZE FOR INDIVIDUAL ACCOUNTS. NEUBERGER BERMAN MANAGEMENT INC. CAN WAIVE THE $1 MILLION MINIMUM FOR INVESTOR PROVIDERS IN APPROPRIATE CASES.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.


MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. (SEE "WHEN YOU EXCHANGE SHARES"). IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

================================================================================

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.



INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

================================================================================

If you are buying shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.


BUYING SHARES


METHOD                     THINGS TO KNOW                                  INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK         Your first investment must be at least $1       Fill out the application and enclose your
                           million                                         check

                           We cannot accept cash, money orders,            If regular first-class mail, send to:
                           starter checks, cashier's checks, travelers     Neuberger Berman Funds
                           checks, or other cash equivalents               Boston Service Center
                                                                           P.O. Box 8403
                           You will be responsible for any losses or       Boston, MA 02266-8403
                           fees resulting from a bad check; if
                           necessary, we may sell other shares             If express delivery, registered mail, or certified
                           belonging to you in order to cover these        mail, send to:
                           losses                                          Neuberger Berman Funds
                                                                           c/o State Street Bank and Trust Company
                           All checks must be made out to                  30 Dan Road
                           "Neuberger Berman Funds"; we cannot             Canton, MA 02021
                           accept checks made out to you or other
                           parties and signed over to us

------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY               Your first investment must be at least $1       Before wiring any money, call 800-366-6264
                           million                                         for an order confirmation

                                                                           Have your financial institution send your wire
                                                                           to State Street Bank and Trust Company

                                                                           Include your name, the Fund name, your
                                                                           account number and other information as
                                                                           requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER    All exchanges must be for at least $1,000       If you are an institution or an investment
FUND                                                                       provider, please call 800-366-6264 to place
                           Both accounts involved must be registered       your order
                           in the same name, address and tax ID
                           number                                          If you are an individual retail investor, please
                                                                           call 800-877-9700 to place your order
                           An exchange order cannot be cancelled or
                           changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE               We do not accept phone orders for a first       If you are an institution or an investment
                           investment                                      provider, please call 800-366-6264 to notify
                                                                           us of your purchase
                           Additional shares will be purchased when
                           your order is accepted                          If you are an individual retail investor, please
                                                                           call 800-877-9700 to notify us of your purchase
                           Not available on retirement accounts
                                                                           Immediately follow up with a wire or
                                                                           electronic transfer
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC      All investments must be at least $100 (in       If you are an institution or an investment
INVESTMENTS                addition to an initial minimum investment       provider, please call 800-366-6264 for
                           of at least $1 million)                         instructions

                                                                           If you are an individual retail investor, please
                                                                           call 800-877-9700 for instructions
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

SELLING SHARES

METHOD                     THINGS TO KNOW                                    INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER        Unless you instruct us otherwise, we will         Send us a letter requesting us to sell shares
                           mail your proceeds by check to the address        signed by all registered owners; include your
                           of record, payable to the registered              name, account number, the Fund name, the
                           owner(s)                                          dollar amount or number of shares you want
                                                                             to sell, and any other instructions
                           If you have designated a bank account on
                           your application, you can request that we         If regular first-class mail, send to:
                           wire the proceeds to this account                 Neuberger Berman Funds
                                                                             Boston Service Center
                           You can also request that we send the             P.O. Box 8403
                           proceeds to your designated bank account          Boston, MA 02266-8403
                           by electronic transfer (ACH)
                                                                             If express delivery, registered mail, or certified
                           You may need a Medallion signature                mail, send to:
                           guarantee                                         Neuberger Berman Funds
                                                                             c/o State Street Bank and Trust Company
                           Please also supply us with your e-mail            30 Dan Road
                           address and daytime telephone number              Canton, MA 02021
                           when you write to us in the event we need
                           to reach you
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX           Not available if you have changed the             Write a request to sell shares as described
                           address on the account in the past 15 days        above

                                                                             If you are an institution or investment
                                                                             provider, please call 800-366-6264 to obtain
                                                                             the appropriate fax number

                                                                             If you are an individual retail investor, please
                                                                             call 800-977-9700 to obtain the appropriate
                                                                             fax number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER      Not available if you have declined the            If you are an institution or an investment
                           phone option or are selling shares in certain     provider, please call 800-366-6264 to place
                           retirement accounts (The only exception is        your order
                           for those retirement shareholders who are
                           at least 59 1/2 or older and have their           If you are an individual retail investor, please
                           birthdates on file)                               call 800-877-9700 to place your order

                           Not available if you have changed the             Give your name, account number, the Fund
                           address on the account in the past 15 days        name, the dollar amount or number of
                                                                             shares you want to sell, and any other
                                                                             instructions
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER    All exchanges must be for at least $1,000         If you are an institution or an investment
FUND                                                                         provider, please call 800-366-6264 to place
                           Both accounts must be registered in the           your order
                           same name, address and tax ID number
                                                                             If you are an individual retail investor, please
                           An exchange order cannot be cancelled or          call 800-877-9700 to place your order
                           changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC      Withdrawals must be at least $100                 If you are an institution or investment
WITHDRAWALS                                                                  provider, please call 800-366-6264 for
                                                                             instructions

                                                                             If you are an individual retail investor, please
                                                                             call 800-877-9700 for instructions
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.


MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.


PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


The complete portfolio holdings for the Fund are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month end.


The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


FUND STRUCTURE

The Fund uses a "multiple class" structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

LEHMAN BROTHERS INCOME FUNDS


INSTITUTIONAL CLASS SHARES
o   No load, sales charges or 12b-1 fees



If you would like further details on this Fund, you can request a free copy of the following documents:



SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:
o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
o   Fund performance data and financial statements
o   portfolio holdings



STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about the Fund's management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC


OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Website: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-3802
D0215 02/08

LEHMAN BROTHERS











CLASS A AND C SHARES

Lehman Brothers Core Bond Fund

Lehman Brothers Strategic Income Fund








PROSPECTUS [           ], 2008




LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

        CLASS A AND C SHARES

        Lehman Brothers Core Bond Fund...................

        Lehman Brothers Strategic Income Fund............

        YOUR INVESTMENT

        Share Prices.....................................

        Privileges and Services..........................

        Distributions and Taxes..........................

        Maintaining Your Account.........................

        Grandfathered Investors..........................

        Choosing a Share Class...........................

        Sales Charges....................................

        Sales Charge Reductions and Waivers..............

        Market Timing Policy.............................

        Portfolio Holdings Policy........................

        Fund Structure...................................

THESE FUNDS:

o are multiple class funds and Class A and C shares are only available through investment providers
o offer you the opportunity to participate in financial markets through a professionally managed portfolio
o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC. (C) 2008 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED. (C) 2008 LEHMAN BROTHERS ASSET MANAGEMENT LLC. ALL RIGHTS RESERVED.

LEHMAN BROTHERS CORE BOND FUND


GOAL & STRATEGY

THE FUND SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH CAPITAL PRESERVATION.

The Fund seeks to achieve its investment objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments include those issued by domestic and foreign governments, corporate entities and trust structures. The Fund invests only in investment grade debt securities and unrated debt securities deemed by the Investment Adviser to be of comparable quality at the time of purchase. The Fund may invest in a broad array of securities including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, corporate bonds, commercial paper, mortgage backed securities and other asset-backed securities. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance such as zero coupon bonds. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also invest without limit in derivative instruments as a means of hedging risk and for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund normally will not invest more than 15% of its total assets in non-US dollar denominated securities and will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets through hedging strategies.

The Fund may also invest in municipal securities, including tender option bonds, convertible securities, and preferred securities.

Under normal conditions, the Fund seeks to maintain its target duration within one year of the average duration of the bonds in the Lehman Brothers U.S. Aggregate Bond Index and generally within a maximum of two years on either side.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets in bonds and other debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' advance notice.

INVESTMENT PHILOSOPHY AND PROCESS

The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

      o Portfolio Strategy: the Global Investment Strategy Team, which consists of the Portfolio Management Team and other senior investment professionals, establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools;

      o Strategy Implementation: once the investment profile for the Fund is established, the research teams and Portfolio Management Team determine industry/sub-sector weightings, and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities and non-U.S. dollar denominated securities. When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices, and c) contrast the two. The goal is to identify and evaluate investment opportunities that others may have missed.

--> DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

--> BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The value of your investment may fall, and you could lose money.

INTEREST RATE RISK. The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

CALL RISK. Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

CREDIT RISK. The Fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. The Fund's share price will fluctuate in response to:

   o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments;
   o  social, economic or political factors;
   o factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and
   o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the Fund may include mortgage-backed securities.

Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. When-issued and delayed-delivery transactions (such as TBAs) in which the Fund may engage involve a commitment by the Fund to purchase securities that will be issued at a later date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund's share value. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in share price. To mitigate leveraging risk, the Fund will segregate appropriate liquid securities having a market value at least equal to the amount of its purchase commitments. When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

When-issued and delayed-delivery transactions also are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

If deemed advisable as a matter of investment strategy, the Fund may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the Fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid.

Over a given period of time, foreign securities may underperform U.S. securities
- sometimes for years. The Fund could also underperform if the Portfolio Management Team invests in countries or regions whose economic performance falls short. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the Fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the Fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated.

Investing in foreign securities may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

DERIVATIVES. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund's use of derivatives - such as futures, forward contracts and swaps - may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund's investment adviser. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FUTURES. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes, the Fund may be required to make an additional margin deposit. A futures contract is a type of derivative and subject to the risks described above.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when the Portfolio Management Team anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Management Team's expectations may produce significant losses to the Fund. A forward contract is a type of derivative and subject to the risks described above.

SWAPS.   The Fund may enter into swap transactions . Swap agreements are two-
party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps. A swap is a type of derivative and subject to the risks described above.

ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

GENERAL. Over time, the Fund may produce lower returns than stock investments and less conservative bond investments.

PORTFOLIO TURNOVER. The Fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate is expected to exceed 100%. A portfolio rate of 100% is equivalent to the Fund's buying and selling all of the securities in its portfolio one time in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund's performance for the last calendar year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charges and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*
------------------------------------
Year                     %
------------------------------------
1998                    7.65
------------------------------------
1999                   -0.57
------------------------------------
2000                   10.07
------------------------------------
2001                    7.54
------------------------------------
2002                    9.59
------------------------------------
2003                    4.14
------------------------------------
2004                    4.64
------------------------------------
2005                    2.57
------------------------------------
2006                    5.06
------------------------------------
2007
------------------------------------
Best quarter:                  Worst quarter:


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/07*
--------------------------------------------------------------------------------
                                            1 Year       5 Year       10 Year
--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
Class A return before taxes
--------------------------------------------------------------------------------
Class A return after taxes on
distribution
--------------------------------------------------------------------------------
Class A return after taxes on
distribution and sale of Fund shares
--------------------------------------------------------------------------------
Class C return before taxes
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index
--------------------------------------------------------------------------------
After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

* The above performance is that of Lehman Brothers Core Bond Fund Institutional Class. In the table, the performance information of Lehman Brothers Core Bond Fund Institutional Class has been adjusted to reflect the appropriate sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Lehman Brothers Core Bond Fund Institutional Class has lower expenses, its performance typically would have been better than that of Class A or Class C.


INDEX DESCRIPTION:

The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents the U.S. domestic investment grade bond market. It is comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD VISIT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.


BECAUSE THE FUND HAD A DIFFERENT GOAL AND STRATEGY, WHICH DID NOT INCLUDE INVESTMENTS IN DERIVATIVES AND NON-U.S. DOLLAR DENOMINATED SECURITIES, PRIOR TO FEBRUARY 28, 2008, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

INVESTOR EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.


--------------------------------------------------------------------------------
FEE TABLE                                               CLASS A      CLASS C
--------------------------------------------------------------------------------
SHAREHOLDER FEES These are deducted directly from
your investment.
Maximum initial sales charge on purchases (% of
offering price)                                          4.25(1)       None
Maximum sales charge on reinvested dividends             None          None
Maximum contingent deferred sales charge (% of
purchase price)(2)                                       None(3)       1.00(4)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(% of average net assets)
These are deducted from Fund assets, so you pay
them indirectly.
Management fees(5)                                       0.52          0.52
Distribution (12b-1) fees                                0.25          1.00
Other expenses(6)                                        0.40          0.40
--------------------------------------------------------------------------------
Total annual operating expenses                          1.17          1.92
--------------------------------------------------------------------------------
Minus : Expense reimbursement                            0.32          0.32
--------------------------------------------------------------------------------
Net expenses(7)                                          0.85          1.60
--------------------------------------------------------------------------------
(1) The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See "Sales Charges" for more information.
(2) The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.
(3) A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See "Sales Charges" for more information.
(4)  The contingent deferred sales charge is eliminated one year after purchase.
(5)  "Management fees" includes investment management and administration fees.
(6) "Other expenses" are based on estimated amounts for the current fiscal year.
(7) Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 10/31/2017, so that the total annual operating expenses of each class of the Fund are limited to 0.85% and 1.60% of average net assets, respectively. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that each of Class A and Class C will repay NBMI for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.85% and 1.60% of the respective class' average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

NBMI has also voluntarily agreed to waive its investment management fee in the amount of 0.25% of the Fund's average net assets. This voluntary waiver is applied before calculating the amount to be foregone pursuant to the contractual agreement referred to above. The amount voluntarily waived is not subject to repayment by Class A or Class C of the Fund.

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

                                       1 Year    3 Years    5 Years    10 Years

Class A(1)                              $508      $685        $876      $1,429

Class C(2) (assuming redemption)        $263      $505        $871      $1,900

Class C (assuming no redemption)        $163      $505        $871      $1,900

(1) Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.
(2)  Reflects a contingent deferred sales charge in the first year.

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the Manager voluntarily waived its management fees from the Fund in the amount of 0.25% of its average net assets, accordingly, the management fees paid to the Manager by the Fund were 0.00% of average net assets. The Fund will pay the Manager fees at the annual rate of 0.27% of its average daily net assets for administrative services provided to each class of shares of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to Shareholders dated October 31, 2007.


PORTFOLIO MANAGERS

RICHARD W. KNEE is a Managing Director and Board member of Lehman Brothers Asset Management LLC. He joined the predecessor to Lehman Brothers Asset Management LLC (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment grade fixed income and a Portfolio Manager with primary responsibility for full discretion portfolios, including the Lehman Brothers Core Bond Fund, and custom strategies. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Interest Rate Strategy team. He is also a member of the Firm's Steering Committee. Prior to 1983, he was a fixed income portfolio manager in the trust departments of both the Harris Bank and the First National Bank of Chicago. Mr. Knee graduated from the University of Notre Dame and has an MBA from the University of California at Berkeley.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------------

                                                                                  OCTOBER 1,                          YEAR
                                                                                    2005 TO       YEAR ENDED          ENDED
                                                                                  OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
        YEAR ENDED SEPTEMBER 30,            2002      2003     2004      2005        2005            2006             2007
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of period   10.45     10.73    10.81     10.52       10.22           10.11

PLUS:   Income from investment
        operations
        Net investment income               0.43      0.33     0.28      0.33        0.03            0.45
        Net gains/losses - realized and     0.38      0.24     0.11     (0.02)      (0.11)           0.08
        unrealized
        Subtotal: income from               0.81      0.57     0.39      0.31       (0.08)           0.53
        investment operations

MINUS:  Distributions to shareholders
        Income dividends                    0.43      0.33     0.28      0.35        0.03            0.47
        Capital gain distributions          0.10      0.16     0.40      0.26          -             0.31
        Subtotal: distributions to          0.53      0.49     0.68      0.61        0.03            0.78
        shareholders

EQUALS: Share price (NAV) at end           10.73     10.81    10.52     10.22       10.11            9.86
        of period
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund's expenses and net investment income--as they actually are as well as how they would have been if certain expense reimbursements and/or waiver and/or offset arrangements had not been in effect.

Net expenses -- actual                      0.45      0.45     0.45      0.45        0.45(3)         0.45

Gross expenses(1)                             -         -        -       0.55        1.05(3)         0.91

Expenses(2)                                 0.45      0.45     0.45      0.45        0.45(3)         0.46

Net investment income --actual              4.14      3.04     2.61      3.17        3.91(3)         4.60
---------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)                            8.08      5.43     3.72      3.05(4)    (0.73)(4)(5)     5.52(4)

Net assets at end of period (in            195.6     215.5   233.6      48.5         47.5            44.5
millions of dollars)

Portfolio turnover rate (%)                333       343     390       462           34(5)          399
---------------------------------------------------------------------------------------------------------------------------------

THE ABOVE FIGURES ARE FROM THE LEHMAN BROTHERS CORE BOND FUND INSTITUTIONAL CLASS. DATA PRIOR TO JUNE 10, 2005 ARE FROM THE INSTITUTIONAL CLASS OF THE FUND'S PREDECESSOR FUND, ARIEL PREMIER BOND FUND. THE FIGURES FOR THE FISCAL YEAR ENDED 2005, THE FISCAL PERIOD OCTOBER 1, 2005 TO OCTOBER 31, 2005 AND THE FISCAL YEAR ENDED 2006 HAVE BEEN AUDITED BY TAIT WELLER & BAKER, LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER). PRIOR YEARS WERE OBTAINED FROM FINANCIAL STATEMENTS AUDITED BY ANOTHER ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE PREDECESSOR FUND'S MOST RECENT SHAREHOLDER REPORT.


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF THE FUND'S INVESTMENT MANAGEMENT FEES.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) ANNUALIZED.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF THE FUND'S INVESTMENT MANAGEMENT FEES.

(5) NOT ANNUALIZED.

LEHMAN BROTHERS STRATEGIC INCOME FUND


GOAL & STRATEGY

      THE FUND SEEKS HIGH CURRENT INCOME WITH A SECONDARY OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION.

      The Fund seeks to achieve its investment objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments include those issued by domestic and foreign governments, corporate entities and trust structures. The Fund may invest in debt securities across the credit spectrum including investment grade, below investment grade, and unrated securities. The Fund may invest in a broad array of securities including: securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, corporate bonds, commercial paper, mortgage backed securities and other asset-backed securities, and bank loans. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance, such as zero coupon bonds.

      The Fund may invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts and swaps, such as total return swaps, credit default swaps and interest rate swaps.

      The Fund may invest without limit in securities rated below investment grade ("high yield bonds," commonly called "junk bonds").

      The Fund may also invest without limit in foreign securities. Normally, the Fund will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund defines emerging market countries as the countries included in the JPM Emerging Markets Bond Index Global Diversified.

      Additionally, the Fund may invest in municipal securities, including tender option bonds, convertible securities and preferred securities. The Fund may invest in equity securities, but normally will not invest more than 10% of its total assets in rights, warrants or common stock. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

      The Fund may invest in securities of any maturity and does not have a target average duration.

INVESTMENT PHILOSOPHY AND PROCESS

The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

      o Portfolio Strategy: the Global Investment Strategy Team, which consists of the Portfolio Management Team and other senior investment professionals, establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools;

      o Strategy Implementation: once the investment profile for the Fund is established, the research teams and Portfolio Management Team determine industry/sub-sector weightings, and make securities selections within the types of securities that the Fund can purchase such as, investment grade securities, non-investment grade securities, emerging market securities and non-U.S. dollar denominated securities. When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices and c) contrast the two. The goal is to identify and evaluate investment opportunities that others may have missed.


--> DEBT SECURITIES

DEBT SECURITIES DIFFER IN THEIR INTEREST RATES AND DURATION, AMONG OTHER FACTORS. THE MANAGERS' EXPECTATIONS AS TO FUTURE CHANGES IN INTEREST RATES WILL INFLUENCE THEIR CHOICE OF THE APPROPRIATE DURATIONS OF THE DEBT SECURITIES COMPRISING THE FUND'S PORTFOLIO. FOR EXAMPLE, IF THE MANAGERS EXPECT INTEREST RATES TO RISE, THEY MAY INVEST MORE HEAVILY IN BONDS WITH SHORTER DURATIONS, WITH THE INTENTION OF BENEFITING THE FUND FROM PURCHASES OF LONGER-TERM BONDS AFTER RATES HAVE RISEN. CONVERSELY, IF THE MANAGERS EXPECT INTEREST RATES TO FALL, THEY MAY INVEST MORE HEAVILY IN BONDS WITH LONGER DURATIONS, WITH THE INTENTION OF TAKING ADVANTAGE OF THE HIGH RATES THEN AVAILABLE.

--> DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

ABSENT OTHER INFLUENCES, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

--> BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

--> BELOW INVESTMENT GRADE BONDS

BELOW INVESTMENT GRADE ("HIGH YIELD BONDS," COMMONLY CALLED "JUNK BONDS") ARE FIXED INCOME SECURITIES RATED BB/BA OR LOWER OR UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY. THESE SECURITIES TYPICALLY OFFER INVESTORS HIGHER YIELDS THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE USUALLY JUSTIFIED BY THE WEAKER CREDIT PROFILES OF THESE ISSUERS AS COMPARED TO INVESTMENT GRADE ISSUERS. BELOW INVESTMENT GRADE BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES; THE CATEGORY IS ALSO GENERALLY CONSIDERED TO INCLUDE THE PREFERRED STOCKS OF MANY ISSUERS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A BELOW INVESTMENT GRADE BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment may fall, and you could lose money.

INTEREST RATE RISK. The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

CALL RISK. Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

CREDIT RISK. The Fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. The Fund's share price will fluctuate in response to:

   o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments

   o  social, economic or political factors

   o factors affecting the industry in which a particular issuer operates, such as competition or technological advances

   o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the Fund may include mortgage-backed securities.

Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

BELOW INVESTMENT GRADE BONDS. Below investment grade bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default on the timely payment of principal and interest or fail to comply with the other terms of the offering over a period of time. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the Fund's performance.

To the extent the Fund invests in lower-rated bonds, the Fund is subject to their risks, including the risk that its holdings may:

   o  fluctuate more widely in price and yield than investment grade bonds

   o fall in price during times when the economy is weak or is expected to become weak

   o  be difficult to sell at the time and price the Fund desires

   o  require a greater degree of judgment to establish a price

   o  go into default.

The value of the Fund's below investment grade bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment grade bonds.

FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the Fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in emerging markets.

Over a given period of time, foreign securities may underperform U.S. securities
- sometimes for years. The Fund could also underperform if the Portfolio Management Team invests in countries or regions whose economic performance falls short. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the Fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the Fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated.

Investing in foreign securities may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

DERIVATIVES. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund's use of derivatives - such as futures, forward contracts and swaps - may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund's investment adviser. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FUTURES. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes, the Fund may be required to make an additional margin deposit. A futures contract is a type of derivative and subject to the risks described above.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when the Portfolio Management Team anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Management Team's expectations may produce significant losses to the Fund. A forward contract is a type of derivative and subject to the risks described above.

SWAPS. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps. A swap is a type of derivative and subject to the risks described above.

ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

GENERAL.  Over time, the Fund may produce lower returns than stock investments.

PORTFOLIO TURNOVER. The Fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate is expected to exceed 100%. A portfolio rate of 100% is equivalent to the Fund's buying and selling all of the securities in its portfolio one time in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.
BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund's performance for the last calendar year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charges and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*
------------------------------------
Year                     %
------------------------------------
2004                   10.44
------------------------------------
2005                    5.53
------------------------------------
2006                   10.11
------------------------------------
2007
------------------------------------
Best quarter:                  Worst quarter:


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                  1 Year      Since Inception
                                                                (7/11/2003)
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
Class A return before taxes
--------------------------------------------------------------------------------
Class A return after taxes on distribution
--------------------------------------------------------------------------------
Class A return after taxes on distribution
and sale of Fund shares
--------------------------------------------------------------------------------
Class C return before taxes
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index
--------------------------------------------------------------------------------
After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

* The above performance is that of Lehman Brothers Strategic Income Fund Institutional Class. In the table, the performance information of Lehman Brothers Strategic Income Fund Institutional Class has been adjusted to reflect the appropriate sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Lehman Brothers Strategic Income Fund Institutional Class has lower expenses, its performance typically would have been better than that of Class A or Class C.

INDEX DESCRIPTION:

The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents the U.S. domestic investment grade bond market. It is comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, VISIT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.


BECAUSE THE FUND HAD A DIFFERENT GOAL AND STRATEGY, WHICH INCLUDED MANAGING ASSETS BY AN ASSET ALLOCATION COMMITTEE, PRIOR TO FEBRUARY 28, 2008, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

INVESTOR EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.


--------------------------------------------------------------------------------
FEE TABLE                                              CLASS A        CLASS C
--------------------------------------------------------------------------------
SHAREHOLDER FEES These are deducted directly
from your investment.
Maximum initial sales charge on purchases
(% of offering price)                                  4.25(1)          None
Maximum sales charge on reinvested dividends            None            None
Maximum contingent deferred sales charge (% of
purchase price)(2)                                       None(3)        1.00(4)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(% of average net assets)
These are deducted from Fund assets, so you
pay them indirectly.
Management fees(5)                                      0.87            0.87
Distribution (12b-1) fees                               0.25            1.00
Other expenses(6)                                       0.71            0.71
--------------------------------------------------------------------------------
Total annual operating expenses                         1.82            2.58
--------------------------------------------------------------------------------
Minus : Expense reimbursement                           0.68            0.73
--------------------------------------------------------------------------------
Net expenses(7)                                         1.15            1.85
--------------------------------------------------------------------------------
(1) The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See "Sales Charges" for more information.
(2) The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.
(3) A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See "Sales Charges" for more information.
(4)  The contingent deferred sales charge is eliminated one year after purchase.
(5)  "Management fees" includes investment management and administration fees.
(6) "Other expenses" are based on estimated amounts for the current fiscal year.
(7) Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 10/31/2017, so that the total annual operating expenses of each class of the Fund are limited to 1.15% and 1.85% of average net assets, respectively. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that each of Class A and Class C will repay NBMI for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.15% and 1.85% of the respective class' average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

                                       1 Year    3 Years    5 Years   10 Years
Class A(1)                              $537      $775       $1,031    $1,763
Class C(2) (assuming redemption)        $288      $582       $1,001    $2,169
Class C (assuming no redemption)        $188      $582       $1,001    $2,169

(1) Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.
(2) Reflects a contingent deferred sales charge in the first year.

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $237.4 billion in total assets (as of 8/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management fees paid to the Manager by the Fund were 0.60% of average net assets. The Fund will pay the Manager 0.27% of its average daily net assets for administrative services provided to each class of shares of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.


PORTFOLIO MANAGERS

JACK RIVKIN is Chairman and a Director of Neuberger Berman Management Inc., Chief Investment Officer and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has served as head of the Asset Allocation Committee since the Fund's inception. From 1995 to 2002, Mr. Rivkin was an executive vice president with another financial services firm.

ANN BENJAMIN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. Ms. Benjamin has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 24 years. She has been part of the Fund's management team since 2005.

STEVEN BROWN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has been part of the Fund's management team since its inception in 2003. From 1997 to 2002, Mr. Brown was a co-portfolio manager at an investment firm specializing in securities of REITs.

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

RICHARD LEVINE is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with firm since 1989 and has been part of the Fund's management team since its inception in 2003.

JOHN LOVITO is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Senior Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with the firm since 2001 and has been part of the Fund's management team since its inception in 2003.

THOMAS O'REILLY is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Senior Vice President of Lehman Brothers Asset Management LLC. Mr. O'Reilly has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 15 years. He has been part of the Fund's management team since 2005.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

FINANCIAL HIGHLIGHTS



------------------------------------------------------------------------------------------------------------------------




YEAR ENDED OCTOBER 31,                                          2003(1)      2004       2005       2006         2007
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
              Share price (NAV) at beginning of period          10.00        10.11      10.72      10.90

PLUS:         Income from investment operations
              Net investment income                              0.10         0.36       0.37       0.38
              Net gains/losses - realized and unrealized         0.09         0.69       0.34       0.65
              Subtotal: income from investment operations        0.19         1.05       0.71       1.03

MINUS:        Distributions to shareholders
              Income dividends                                   0.08         0.44       0.45       0.46
              Net capital gains                                    -           -         0.08       0.82
              Subtotal: distributions to shareholders            0.08         0.44       0.53       1.28

EQUALS:       Share price (NAV) at end of period                10.11        10.72      10.90      10.65

------------------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses -- actual                                           0.84(2)      0.84       0.85       0.85

Gross Expenses(3)                                                3.77(2)      1.72       1.82       2.29

Expenses (4)                                                     0.85(2)      0.85       0.86       0.86

Net investment income --actual                                   3.51(2)      3.44       3.43       3.66
------------------------------------------------------------------------------------------------------------------------
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(5)                                              1.95(6)     10.65       6.68      10.34

Net assets at end of period (in millions of dollars)            23.6         29.4       26.2       20.4

Portfolio turnover rate (%)                                      34(6)        85         89         111
------------------------------------------------------------------------------------------------------------------------
THE FIGURES ABOVE ARE FROM THE STRATEGIC INCOME FUND INSTITUTIONAL CLASS. THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST
& YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL
STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


(1)  PERIOD FROM 7/11/2003 (BEGINNING OF OPERATIONS) TO 10/31/2003.
(2)  ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF THE INVESTMENT MANAGEMENT FEE.
(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF THE INVESTMENT MANAGEMENT FEE.
(6)  NOT ANNUALIZED.

YOUR INVESTMENT

Class A and C shares of the Funds generally are only available through investment providers (see "Maintaining Your Account") and to Grandfathered Investors (as defined below in "Grandfathered Investors").


CHOOSING A SHARE CLASS

The Funds offer different classes of shares through this prospectus. Class A and C shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the Funds.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of a Fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

o    how long you expect to own the shares
o    how much you intend to invest
o    total expenses associated with owning shares of each class
o whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver)
o    whether you plan to take any distributions in the near future
o    availability of share classes

Each investor's financial considerations are different. You should speak with your investment provider to help you decide which share class is best for you.

SUMMARY OF PRIMARY DIFFERENCES AMONG SHARE CLASSES

CLASS A SHARES
Initial sales charge                    Up to 4.25% (reduced for purchases of
                                        $50,000 or more and eliminated for
                                        purchases of $1 million or more)
Contingent deferred sales charge        None (except that a charge of 1.00%
                                        applies to certain redemptions made
                                        within 18 months following purchases of
                                        $1 million or more without an initial
                                        sales charge)
12b-1 fees                              0.25% annually
Dividends                               Generally higher than Class C due to
                                        lower annual expenses
Purchase maximum                        None
Conversion                              None

CLASS C SHARES
Initial sales charge                    None
Contingent deferred sales charge        1.00% if shares are sold within one year
                                        after purchase

12b-1 fees                              1.00% annually
Dividends                               Generally lower than Class A due to
                                        higher 12b-1 fees and other expenses
Purchase maximum                        See the discussion regarding purchase
                                        minimums and maximums in "Maintaining
                                        Your Account"
Conversion                              None

SALES CHARGES

CLASS A SALES CHARGES - The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGES AS A PERCENTAGE OF:      DEALER COMMISSION
                                                                               AS A PERCENTAGE OF
                                           OFFERING         NET AMOUNT           OFFERING PRICE
INVESTMENT                                   PRICE           INVESTED
Less than $50,000                            4.25%             4.44%                4.00%

$50,000 but less than $100,000               3.75%             3.90%                3.50%

$100,000 but less than $250,000              3.25%             3.36%                3.00%

$250,000 but less than $500,000              2.50%             2.56%                2.25%

$500,000 but less than $1 million            2.00%             2.04%                1.75%

$1 million or more and certain other         None              None                See below
investments described below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - The following investments are not subject to any initial or contingent deferred sales charge if Neuberger Berman Management Inc. is properly notified of the nature of the investment:

o investments in Class A shares made by endowments or foundations with $50 million or more in assets
o investments in Class A shares by Grandfathered Investors (see "Grandfathered Investors" above for more information)

o investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the fund family

Neuberger Berman Management Inc. may pay investment providers up to 1% on investments made in Class A shares with no initial sales charge. Each Fund may reimburse Neuberger Berman Management Inc. for all or a portion of these payments through its plan of distribution (see "Distribution and Shareholder Servicing Fees").

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment providers authorized to sell funds in the fund family, employees of Neuberger Berman and members of the Funds' Board of Trustees. Please see the statement of additional information for more information.

CLASS C SALES CHARGES - Class C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. Neuberger Berman Management Inc. pays 1% of the amount invested to investment providers who sell Class C shares. See "Distribution and Shareholder Servicing Fees" above for ongoing compensation paid to your investment provider for all share classes.

SALES CHARGE REDUCTIONS AND WAIVERS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU OR YOUR INVESTMENT PROVIDER MUST LET NEUBERGER BERMAN MANAGEMENT INC. KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU OR YOUR INVESTMENT PROVIDER DOES NOT LET NEUBERGER BERMAN MANAGEMENT INC. KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you or your investment provider to provide Neuberger Berman Management Inc. with information and records (including account statements) of all relevant accounts invested in the fund family. To have your Class A or C contingent deferred sales charge waived, you or your investment provider must let Neuberger Berman Management Inc. know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR INVESTMENT PROVIDER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE - Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of
21) may combine all of your investments in the fund family to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of money market funds in the fund family are excluded.

AGGREGATING ACCOUNTS TO REDUCE CLASS A INITIAL SALES CHARGE - To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

o trust accounts established by the above individuals (please see the Statement of Additional Information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased)
o    solely controlled business accounts
o    single-participant retirement plans

CONCURRENT PURCHASES TO REDUCE CLASS A INITIAL SALES CHARGE - You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more funds in the fund family to qualify for a reduced Class A sales charge. However, for this purpose, purchases of money market funds in the fund family are excluded.

RIGHTS OF ACCUMULATION TO REDUCE CLASS A INITIAL SALES CHARGE - You may take into account your accumulated holdings in all share classes of the fund family to determine the initial sales charge you pay on each purchase of Class A shares. However, for this purpose, holdings representing direct purchases of money market funds in the fund family are excluded. Subject to your investment provider's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the Statement of Additional Information for details. You should retain any records necessary to substantiate the historical amounts you have invested. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your accounts in the fund family.

LETTER OF INTENT TO REDUCE CLASS A INITIAL SALES CHARGE - You may reduce your Class A sales charge by establishing a letter of intent. A letter of intent allows you to combine all purchases of all share classes of non-money market funds in the fund family you intend to make over a 13-month period (the "Period") to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the Period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the Period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the Period do not qualify you for the applicable sales charge reduction. Employer sponsored retirement plans may be restricted from establishing a letter of intent. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT - Please see "Maintaining Your Account -- When you sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS - The contingent deferred sales charge on Class A and C shares may be waived in the following cases:

o permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased
o tax-free returns of excess contributions to individual retirement accounts ("IRAs")
o redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)
o    distributions from an IRA upon the shareholder's attainment of age 59-1/2
o IRA rollover from a fund in the fund family held in an employer sponsored retirement plan to Class A shares
o redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document
o the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the Statement of Additional Information for more information about waivers regarding these types of transactions):

     o redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver)
     o if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash)
     o if no commission or transaction fee is paid by the distributor to authorized dealers at the time of purchase

EXCHANGES OF SHARES - Exchanges of shares are generally not subject to any applicable sales charges. However, exchanges from money market funds in the fund family will be subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired from an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund having a sales charge.

SHARE PRICES

Because Class A shares of each Fund have an initial sales charge, the price you pay for each Class A share is the offering price which is each Fund's net asset value per share plus any applicable sales charge. The initial sales charge for Class A shares of each Fund may be eliminated in certain circumstances. Because Class C shares of each Fund do not have an initial sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share (see "Sales Charges" for more information). Unless a contingent deferred sales charge is applied, each Fund pays you the full share price when you sell shares.


Your investment provider may charge fees that are in addition to those described in this prospectus.

Each Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. In addition, Lehman Brothers Core Bond Fund will not be open for business on Columbus Day and Veterans Day, even if the Exchange is open, when fixed income securities generally will not be traded on those days. For Lehman Brothers Core Bond Fund, on days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by 1:00 p.m. Eastern time in order to be processed that day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

-->  SHARE PRICE CALCULATIONS

THE NET ASSET VALUE PER SHARE OF EACH CLASS OF A FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO SHARES OF THAT CLASS MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING FOR THAT CLASS. BECAUSE THE VALUE OF A FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUNDS USE MARKET PRICES. FOR FIXED INCOME SECURITIES, THIS IS GENERALLY BASED ON BID QUOTATIONS. FOR EQUITY PORTFOLIO SECURITIES, IT IS USUALLY THE CLOSING PRICE ON THE EXCHANGE OR OTHER MARKET WHERE THE SECURITY PRIMARILY TRADES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN A FUND BELIEVES A REPORTED QUOTATION OR MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE QUOTATION OR MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. A FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

PRIVILEGES AND SERVICES

If you use an investment provider, consult your investment provider for information about investment services. If you are a Grandfathered Investor, see "Grandfathered Investor" for information about privileges and services.



MAINTAINING YOUR ACCOUNT

PURCHASE OF CLASS A AND C SHARES -- To open an account and purchase Class A and C shares of a Fund, contact any investment provider authorized to sell the Fund's shares. For Grandfathered Investors, instructions for buying shares are under "Buying Shares." In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus. Contact your investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

You should check with your investment provider to find out by what time your purchase order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy shares. Every purchase order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received payment for the shares. In the case of certain investment providers, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, for Grandfathered Investors, if you have established a systematic investment program
(SIP) with a Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. Normally for Lehman Brothers Core Bond Fund, dividends are first earned or accrued the day after your purchase order is accepted.

PURCHASE MINIMUMS - Your first investment must be at least $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases. Please see the statement of additional information for more information.


PURCHASE MAXIMUMS - For Class C shares, a purchase transaction may not (1) be $1 million or above or (2) increase an aggregate investor's holdings in Class C shares to $1 million or above.


In addition, if you have significant holdings in the fund family, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales Charges" and the statement of additional information for more information regarding sales charge discounts.

WHEN YOU SELL SHARES -- Contact your investment provider to sell shares of a Fund. For Grandfathered Investors, instructions for selling shares are under "Selling Shares." When you sell shares, you will receive the next share price to be calculated after your order has been accepted minus any applicable contingent deferred sales charge. You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to sell shares. Redemption orders are deemed "accepted" when the Funds' transfer agent has received your order to sell. For Lehman Brothers Core Bond Fund, investors will receive the dividends earned and accrued by the Fund on the day they sell their shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If you notify your investment provider, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or another fund in the fund family provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in money market funds in the fund family that are reinvested in non-money market funds in the fund family will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is accepted. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, a Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of that Fund's shareholders as a whole.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.


WHEN YOU EXCHANGE SHARES -- Generally, you can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund both without a sales charge. However, exchanges from money market funds in the fund family will be subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired from an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund having a sales charge. Currently, only certain funds in the fund family offer Class A and C shares. There are three things to remember when making an exchange:


o    both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Contact your investment providers to see if they allow you to take advantage of the fund exchange program and for its policies to effect an exchange.

Grandfathered Investors generally are also eligible to take advantage of the exchange privilege assuming that they meet the requirements set forth above.

PLACING ORDERS BY TELEPHONE -- If you use an investment provider, contact your investment provider for its policies regarding telephone orders.

Grandfathered Investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.


PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out within three business days after your order is executed, and nearly always within seven business days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:


o    in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Funds reserve the right to:

o    suspend the offering of shares
o    reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o    change, suspend, or revoke the exchange privilege
o    suspend the telephone order privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o remain open and process orders to purchase or sell Fund shares when the Exchange is closed


-->  MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

-->  INVESTMENT PROVIDERS

THE CLASS A AND C SHARES AVAILABLE IN THIS PROSPECTUS CAN BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM YOUR INVESTMENT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.


MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES"). CURRENTLY, ONLY CERTAIN FUNDS IN THE FUND FAMILY OFFER CLASS A AND C SHARES.


IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

-->  ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF A FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF A FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.


-->  DISTRIBUTION AND SHAREHOLDER SERVICING FEES


EACH FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, CLASS A AND C PAY THE FUNDS' DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., 0.25% AND 1.00%, RESPECTIVELY, OF THEIR AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO EACH FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.


-->  INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

-->  RETIREMENT PLANS

IF YOU USE AN INVESTMENT PROVIDER, CONTACT YOUR INVESTMENT PROVIDER FOR INFORMATION ON RETIREMENT PLANS OR ACCOUNTS.


-->  ROLLOVERS FROM RETIREMENT PLANS TO IRAS

ASSETS FROM RETIREMENT PLANS MAY BE INVESTED IN CLASS A OR C SHARES THROUGH AN IRA ROLLOVER. ROLLOVERS INVESTED IN CLASS A SHARES FROM RETIREMENT PLANS WILL BE SUBJECT TO APPLICABLE SALES CHARGES AND THE TERMS AND CONDITIONS GENERALLY APPLICABLE TO CLASS A SHARE INVESTMENTS AS DESCRIBED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

-->  INTERNET ACCESS

IF YOU USE AN INVESTMENT PROVIDER, CONTACT YOUR INVESTMENT PROVIDER ABOUT THE SERVICES AND INFORMATION IT PROVIDES ON THE INTERNET.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Funds pay out to shareholders any net investment income and net realized capital gains. Ordinarily, Lehman Brothers Core Bond Fund declares income dividends daily and pays them monthly. Ordinarily, Lehman Brothers Strategic Income Fund declares and pays income dividends quarterly. The Funds make any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional shares of the distributing Class of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the distributing Class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Fund shares or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax. "Qualified distributions" from Roth IRAs are tax free if a five-year holding period is satisfied. Please refer to the Neuberger Berman Management Inc. Roth IRA Custodial Agreement and Disclosure Statement for more details. Earnings and gains in traditional IRAs, SEP- IRAs, SIMPLE -IRAs and other types of qualified retirement plans, such as profit sharing plans, are tax deferred until withdrawn. For more details on distributions from these types of accounts, refer to the Neuberger Berman Management Inc. Plan Documents.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss ("dividends") are generally taxed as ordinary income. However, Lehman Brothers Strategic Income Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) ("QDI") are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid. It is not expected that a significant percentage of that Fund's dividends will constitute QDI.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

-->  TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. THAT STATEMENT, OR A SEPARATE STATEMENT FROM US OR YOUR INVESTMENT PROVIDER, COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

-->  BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS (REGARDLESS OF WHETHER YOU REALIZE A GAIN OR LOSS) IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM A FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE FROM YOU THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE SOCIAL SECURITY ADMINISTRATION FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700. IF YOU ARE USING AN INVESTMENT PROVIDER, CONSULT YOUR INVESTMENT PROVIDER ABOUT OPENING A CUSTODIAL ACCOUNT.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

-->  BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF A FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE A FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

GRANDFATHERED INVESTORS

Some of the funds in the fund family offer Investor or Trust Class shares in which members of the general public can directly invest with Neuberger Berman. Investor Class shares are sold with no initial sales charge and no 12b-1 fee (except for Investor Class shares of Lehman Brothers Core Bond Fund which has a 12b-1 fee). Trust Class shares are sold with no initial sales charge and may have a 12b-1 fee. In the near future, it is expected that Neuberger Berman will no longer allow members of the general public to directly invest with Neuberger Berman. Once this occurs, only investors who established accounts in Investor Class or Trust Class shares prior to the public sale of the first load fund in the fund family and who have continuously maintained an account in Investor Class or Trust Class shares since that date may purchase Investor Class or Trust Class shares. These investors are referred to as "Grandfathered Investors." In addition, on the day of the first public sale of Class A and Class C shares of a fund, the Investor Class shares of that fund will be renamed Class Z.


For Grandfathered Investors, see below for information regarding investment services. If you use an investment provider, consult your investment provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

FUNDfone(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366.

-->  DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

-->  INTERNET ACCESS

GRANDFATHERED INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.

AS A FUND SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION 24 HOURS A DAY.

-->  RETIREMENT PLANS

WE OFFER GRANDFATHERED INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT
SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU. CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

BUYING SHARES

If you are a Grandfathered Investor buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact the investment provider for instructions.

---------------------------------------------------------------------------------------------------------------------------------
METHOD                                               THINGS TO KNOW                                   INSTRUCTIONS
---------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK                Your first investment must be at least $1,000         Fill out the application and enclose
                                                                                        your check
                                  Additional investments can be as little as $100

                                                                                        If regular first-class mail, send to:
                                  We cannot accept cash, money orders, starter            NEUBERGER BERMAN FUNDS
                                  checks, cashier's checks, travelers checks, or          BOSTON SERVICE CENTER
                                  other cash equivalents                                  P.O. BOX 8403
                                                                                          BOSTON, MA 02266-8403
                                  You will be responsible for any losses or fees
                                  resulting from a bad check; if necessary, we may      If express delivery, registered mail,
                                  sell other shares belonging to you in order to        or certified mail, send to:
                                  cover these losses                                      NEUBERGER BERMAN FUNDS
                                                                                          C/O STATE STREET BANK AND TRUST
                                  All checks must be made out to "Neuberger               COMPANY
                                  Berman Funds"; we cannot accept checks made             30 DAN ROAD
                                  out to you or other parties and signed over             CANTON, MA 02021
                                  to us
---------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY                      All wires must be for at least $1,000                 Before wiring any money, call
                                                                                        800-877-9700 for an order confirmation

                                                                                        Have your financial institution send
                                                                                        your wire to State Street Bank and
                                                                                        Trust Company

                                                                                        Include your name, the Fund name, your
                                                                                        account number and other information as
                                                                                        requested
---------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM                   All exchanges must be for at least $1,000             Call 800-877-9700 to place your order
ANOTHER FUND
                                  Both accounts involved must be registered in
                                  the same name, address and tax ID number

                                  An exchange order cannot be cancelled or
                                  changed once it has been placed
---------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                      We do not accept phone orders for a first             Call 800-877-9700 to notify us of your
                                  investment                                            purchase

                                  Additional shares will be purchased when your         Immediately follow up with a wire or
                                  order is accepted                                     electronic transfer

                                  Not available on retirement accounts
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC             All investments must be at least $100                 Call 800-877-9700 for instructions
INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

SELLING SHARES

--------------------------------------------------------------------------------------------------------------------------------
METHOD                                             THINGS TO KNOW                                  INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER               Unless you instruct us otherwise, we will             Send us a letter requesting us to sell
                                  mail your proceeds by check to the address of         shares signed by all registered owners;
                                  record, payable to the registered owner(s)            include your name, account number, the
                                                                                        Fund name, the dollar amount or number
                                  If you have designated a bank account on your         of shares you want to sell, and any
                                  application, you can request that we wire the         other instructions
                                  proceeds to this account; if the total balance
                                  of all of your Neuberger Berman fund accounts         If regular first-class mail, send to:
                                  is less than $200,000, you will be charged an           NEUBERGER BERMAN FUNDS
                                  $8.00 wire fee                                          BOSTON SERVICE CENTER
                                                                                          P.O. BOX 8403
                                  You can also request that we send the proceeds          BOSTON, MA 02266-8403
                                  to your designated bank account by electronic
                                  transfer (ACH) without a fee                          If express delivery, registered mail, or
                                                                                        certified mail, send to:
                                  You may need a Medallion signature guarantee            NEUBERGER BERMAN FUNDS
                                                                                          C/O STATE STREET BANK AND TRUST
                                  Please also supply us with your e-mail                  COMPANY
                                  address and daytime telephone number when               30 DAN ROAD
                                  you write to us in the event we need to                 CANTON, MA 02021
                                  reach you
--------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX                  For amounts of up to $50,000                          Write a request to sell shares as
                                                                                        described above
                                  Not available if you have changed the address
                                  on the account in the past 15 days                    Call 800-877-9700 to obtain the
                                                                                        appropriate fax number
--------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER             All phone orders to sell shares must be for at        Call 800-877-9700 to place your order
                                  least $1,000 unless you are closing out an
                                  account                                               Give your name, account number, the
                                                                                        Fund name, the dollar amount or number
                                  Not available if you have declined the phone          of shares you want to sell, and any
                                  option or are selling shares in certain               other instructions
                                  retirement accounts (The only exception is for
                                  those retirement shareholders who are at least
                                  59 1/2 or older and have their birthdates on
                                  file)

                                  Not available if you have changed the address
                                  on the account in the past 15 days
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER FUND      All exchanges must be for at least $1,000             Call 800-877-9700 to place your order

                                  Both accounts must be registered in the same name, address and tax ID number

                                  An exchange order cannot be cancelled or
                                  changed once it has been placed
--------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC             For accounts with at least $5,000 worth of            Call 800-877-9700 for instructions
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
WITHDRAWALS                       shares in them

--------------------------------------------------------------------------------------------------------------------------------
                                  Withdrawals must be at least $100
--------------------------------------------------------------------------------------------------------------------------------

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, each Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in each Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make an effort to monitor for market-timing activities, the ability of each Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.


The complete portfolio holdings for each Fund are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end.


Each Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for each Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

FUND STRUCTURE


Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class A and Class C shares of each Fund.

LEHMAN BROTHERS INCOME FUNDS

CLASS A AND C SHARES

If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about each Fund's recent performance, including:

     o a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
     o    Fund performance data and financial statements
     o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on these Funds, including:

     o    various types of securities and practices, and their risks
     o    investment limitations and additional policies
     o    information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC & LEHMAN BROTHERS ASSET MANAGEMENT LLC

-->  OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583

Web site: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-9303. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

----------------------------------
NEUBERGER BERMAN
----------------------------------
A LEHMAN BROTHERS COMPANY
----------------------------------

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 3rd Floor
New York, NY 10158-0180

877-628-2583
www.nb.com

SEC file number: 811-582

--------------------------------------------------------------------------------


                          LEHMAN BROTHERS INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

   Class A Shares, Class C Shares, Investor Class Shares, Institutional Class
                          Shares and Trust Class Shares


                            DATED February [28], 2008

                         Lehman Brothers CORE BOND Fund
                      Lehman Brothers HIGH INCOME Bond Fund
                      Lehman Brothers MUNICIPAL MONEY Fund
                   Lehman Brothers MUNICIPAL SECURITIES Trust
                 Lehman Brothers NEW YORK MUNICIPAL MONEY Fund
                   Lehman Brothers SHORT DURATION Bond Fund
                      Lehman Brothers STRATEGIC INCOME Fund
                         Neuberger Berman CASH RESERVES



              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


     Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES (each a "Fund") offer shares pursuant to Prospectuses dated February [28], 2008.


     The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2008 Neuberger Berman Management Inc. All rights reserved.

(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

(c)2008 Lehman Brothers. All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION.........................................................1
     Investment Policies and Limitations.......................................1
     Cash Management and Temporary Defensive Positions.........................8
     Additional Investment Information.........................................9


SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY
     FUND.....................................................................57

CERTAIN RISK CONSIDERATIONS...................................................66

PERFORMANCE INFORMATION.......................................................66
     Yield Calculations.......................................................66
     Tax Equivalent Yield.....................................................67
     Average Annual Total Return Computations.................................69
     Average Annual Total Return After Taxes on Distributions.................69
     Average Annual Total Return After Taxes on Distributions and Sale of
          Fund Shares.........................................................69

TRUSTEES AND OFFICERS.........................................................70
     Information about the Board of Trustees..................................70
     Information about the Officers of the Trust..............................77

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................86
     Investment Manager and Administrator.....................................86
     Management and Administration Fees.......................................88
     Contractual Expense Limitations..........................................91
     Voluntary Fee Waivers....................................................93
     Sub-Advisers.............................................................94
     Portfolio Manager Information............................................95
     Investment Companies Managed............................................101
     Codes of Ethics.........................................................101
     Management  and Control of NB Management and Lehman  Brothers  Asset
          Management.........................................................102

DISTRIBUTION ARRANGEMENTS....................................................102
     Distributor.............................................................102
     Distribution Plan (Class A Only)........................................104
     Distribution Plan (Class C Only)........................................104
     Distribution Plans......................................................106
     Revenue Sharing (All Funds).............................................106

ADDITIONAL PURCHASE INFORMATION..............................................108
     Share Prices and Net Asset Value........................................108
     Automatic Investing and Dollar Cost Averaging...........................109
     Financial Intermediaries................................................110
     Sales Charges...........................................................110

ADDITIONAL EXCHANGE INFORMATION..............................................117

ADDITIONAL REDEMPTION INFORMATION............................................118
     Suspension of Redemptions...............................................118
     Redemptions in Kind.....................................................119

DIVIDENDS AND OTHER DISTRIBUTIONS............................................119

ADDITIONAL TAX INFORMATION...................................................121
     Taxation of the Funds...................................................121
     Taxation of the Funds' Shareholders.....................................129

VALUATION OF PORTFOLIO SECURITIES............................................126

PORTFOLIO TRANSACTIONS.......................................................129
     Portfolio Turnover......................................................134
     Expense Offset Arrangement..............................................134
     Commission Recapture Program (Lehman Brothers STRATEGIC INCOME Fund)....135
     Proxy Voting............................................................135

PORTFOLIO HOLDINGS DISCLOSURE................................................136
     Portfolio Holdings Disclosure Policy....................................136
     Portfolio Holdings Disclosure Procedures................................137
     Portfolio Holdings Approved Recipients..................................137

REPORTS TO SHAREHOLDERS......................................................139

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................139

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................141

LEGAL COUNSEL................................................................141

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................141

REGISTRATION STATEMENT.......................................................142

FINANCIAL STATEMENTS.........................................................142

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION


     Each Fund is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.


     At the close of business on June 10, 2005, Lehman Brothers CORE BOND Fund acquired all the assets and assumed all the liabilities of Ariel Premier Bond Fund, a series of Ariel Investment Trust. Prior to that date, Lehman Brothers CORE BOND Fund had no operations. Financial and performance information in this SAI prior to June 10, 2005 for the Fund is that of each respective class of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund for performance and accounting purposes.

     At the close of business on September 6, 2002, Lehman Brothers HIGH INCOME Bond Fund acquired all the assets and assumed all the liabilities of Lipper High Income Bond Fund, a series of The Lipper Funds, Inc., and Neuberger Berman HIGH YIELD Bond Fund, a prior series of the Trust. Prior to that date, Lehman Brothers HIGH INCOME Bond Fund had no operations.


     Through February 9, 2001, the Funds (except Lehman Brothers CORE BOND Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund) were organized as feeder funds in master-feeder structures rather than in a single level multiple-class structure. As feeder funds, they were series of Neuberger Berman Income Funds (now, Lehman Brothers Income Funds) and Neuberger Berman Income Trust. As of that date, those feeder funds reorganized into the Funds' Investor Class and Trust Class of units of beneficial interest ("shares"), respectively.

     Lehman Brothers STRATEGIC INCOME Fund commenced operations on July 11, 2003. Lehman Brothers NEW YORK MUNICIPAL MONEY Fund commenced operations on December 19, 2005.


     The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:


     (1) 67% of total shares of the Fund reprsented at a meeting at which more than 50% of the outstanding Fund shares are represented or


     (2)  a majority of the outstanding shares of the Fund.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

     NB Management is responsible for the day-to-day management of Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES. NB
Management has delegated day-to-day management to Lehman Brothers Asset Management, LLC ("Lehman Brothers Asset Management) for Lehman Brothers CORE BOND Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund. Throughout this SAI, the term "Manager" refers to NB Management or Lehman Brothers Asset Management, as appropriate.


INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

     Each Fund has the following fundamental investment policy:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     A Fund's policy on "Investments in Any One Issuer" does not limit a Fund's ability to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.


     For purposes of the investment limitation on concentration in a particular industry, each of Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Fund's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Fund's quality restrictions without credit support, the Fund treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

     With respect to the limitation on borrowings, Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may pledge assets in connection with permitted borrowings. For purposes of its limitation on commodities, Lehman Brothers SHORT DURATION Bond Fund does not consider foreign currencies or forward contracts to be physical commodities and Lehman Brothers CORE BOND Fund does not consider forward contracts to be physical commodities.

     For purposes of Lehman Brothers CORE BOND Fund's and Lehman Brothers STRATEGIC INCOME Fund's investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.


     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The fundamental investment policies and limitations of each Fund (unless otherwise indicated) are as follows:

     1. BORROWING (ALL FUNDS EXCEPT LEHMAN BROTHERS CORE BOND FUND). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and (except for Lehman Brothers HIGH INCOME Bond
Fund) not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     BORROWING (LEHMAN BROTHERS CORE BOND FUND). The Fund may not borrow money, except that it may borrow money from banks for temporary or emergency purposes and not for leveraging or investment; provided that borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND, AND NEUBERGER BERMAN CASH RESERVES). Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers SHORT DURATION Bond Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For Lehman Brothers HIGH INCOME Bond Fund this restriction also shall not prohibit the Fund from purchasing foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments. Neuberger Berman CASH RESERVES may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Fund from purchasing the securities of issuers that own interests in any of the foregoing.

     COMMODITIES (LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities other than foreign currency), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.


     COMMODITIES (LEHMAN BROTHERS MUNICIPAL MONEY FUND AND LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND). No Fund may purchase commodities or contracts thereon, but this restriction shall not prohibit each Fund from purchasing the securities of issuers that own interests in any of the foregoing.

     3. DIVERSIFICATION. No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities") or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or
(ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES are subject to the diversification requirements under Rule 2a-7.)


     4. INDUSTRY CONCENTRATION (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, AND LEHMAN BROTHERS SHORT DURATION BOND FUND). No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities or (ii) investments by Lehman Brothers MUNICIPAL SECURITIES Trust in municipal securities.

     INDUSTRY CONCENTRATION (NEUBERGER BERMAN CASH RESERVES). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. This limitation does not apply to purchases of U.S. Government and Agency Securities.


     INDUSTRY CONCENTRATION (LEHMAN BROTHERS MUNICIPAL MONEY FUND AND LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND). No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities, (ii) investments by a Fund in CDs or banker's acceptances issued by domestic branches of U.S. banks,
(iii) investments by a Fund in municipal securities.

     INDUSTRY CONCENTRATION (LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.


     5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, and for Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

     6.   REAL ESTATE (ALL FUNDS  EXCEPT FOR LEHMAN  BROTHERS  STRATEGIC  INCOME
FUND). No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     REAL ESTATE (LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

     7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. No Fund may engage in the business of underwriting securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     The non-fundamental investment policies and limitations of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Neuberger Berman CASH RESERVES, unless otherwise indicated are as follows:


     1. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER BERMAN CASH RESERVES). The Fund may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.


     2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 15% of its net assets (10% in the case of Neuberger Berman CASH RESERVES) would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     3. BORROWING (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Neither Fund may purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets. Lehman Brothers HIGH INCOME Bond Fund does not currently intend to borrow for leveraging or investment.


     BORROWING (NEUBERGER BERMAN CASH RESERVES). The Fund will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Fund currently does not intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

     BORROWING (LEHMAN BROTHERS CORE BOND FUND). The Fund may not purchase securities if outstanding borrowings of money exceed 5% of its total assets.

     4. LENDING (NEUBERGER BERMAN CASH RESERVES, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Except for the purchase of debt securities and engaging in repurchase agreements, the Funds may not make any loans other than securities loans.

     LENDING (LEHMAN BROTHERS HIGH INCOME BOND FUND). Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund and Lehman Brothers SHORT DURATION Bond Fund, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


     6. BONDS AND OTHER DEBT SECURITIES (LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS HIGH INCOME BOND FUND). Each Fund normally invests at least 80% of the sum of its net assets, plus any borrowings for investment purposes, in bonds and other debt securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders.


     The non-fundamental investment policies and limitations of Lehman Brothers MUNICIPAL SECURITIES Trust are as follows:

     1. GEOGRAPHIC CONCENTRATION. The Fund will not invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

     2. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     3. BORROWING. The Fund may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


     The non-fundamental investment policies and limitations of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are as follows, unless otherwise indicated:

     1. GEOGRAPHIC CONCENTRATION (LEHMAN BROTHERS MUNICIPAL MONEY FUND). The Fund will not invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).


     2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     3. BORROWING. No Fund intends to borrow, including any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

     4. LENDING. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, no Fund may make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

     The non-fundamental investment policies and limitations of Lehman Brothers STRATEGIC INCOME Fund are as follows, unless otherwise indicated:

     1. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     2. BORROWING. The Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

     3. LENDING. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

     4. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

     SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

     CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS
     -------------------------------------------------


     For temporary defensive purposes, or to manage cash pending investment or payout, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on certain other debt securities in which Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund normally invest. These investments may produce taxable income and after-tax yields for Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund that are lower than the tax-equivalent yields available on municipal securities at the time.

     In reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

     In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Under the exemptive order, a Fund that is a money market fund cannot invest in an unregistered fund that does not comply with Rule 2a-7.


ADDITIONAL INVESTMENT INFORMATION
---------------------------------


     The Funds may make the following investments, among others, some of which are part of the Funds' principal investment strategies and some of which are not. The principal risks of each Fund's principal investment strategies are also discussed in the Prospectuses. The Funds will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Funds.

     DESCRIPTION OF MUNICIPAL OBLIGATIONS (All Funds).
     -------------------------------------------------


     Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.


     From time to time, federal legislation has affected the availability of municipal obligations for investment by any Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation were enacted, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned was taxable, that interest could be deemed taxable retroactive to the time the Fund purchased the relevant security.


     Listed below are different types of municipal obligations:

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

     RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to- energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.


     MUNICIPAL LEASE OBLIGATIONS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST AND LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Fund will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Fund.

     MUNICIPAL NOTES.  Municipal notes include the following:

     1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

     2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

     3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

     4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

     5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or Ginnie Mae (also known as the Government National Mortgage Association).

     6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). Each Fund can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.


     RESIDUAL INTEREST BONDS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may purchase one component of a municipal security that is structured in two parts: A variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

     TENDER OPTION BONDS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS STRATEGIC INCOME
FUND). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade. For Lehman Brothers MUNICIPAL SECURITIES Trust, the tax treatment of tender option bonds is unclear and the Fund will not invest in them unless the Manager has assurances that the interest thereon will be exempt from federal income tax.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS (ALL FUNDS). Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.


     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Fund invests (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.


     POLICIES AND LIMITATIONS. As a fundamental policy, Lehman Brothers MUNICIPAL SECURITIES Trust normally invests at least 80% of its total assets in municipal obligations. As a fundamental policy, each of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities.

     Lehman Brothers SHORT DURATION Bond Fund may invest up to 5% of its net assets in municipal obligations. Each of Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME FUND may invest up to 10% of its net assets in municipal obligations. Neuberger Berman CASH RESERVES may invest in municipal obligations that otherwise meet its criteria for quality and maturity. Lehman Brothers HIGH INCOME Bond Fund may invest in municipal obligations but has no current intention of doing so.

     Except as otherwise provided in the Prospectuses and this SAI, each Fund's investment portfolio may consist of any combination of the types of municipal obligations described in its Prospectuses or in this SAI. The proportions in which each Fund invests in various types of municipal obligations will vary from time to time.


     U.S. GOVERNMENT AND AGENCY SECURITIES (ALL FUNDS). "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

     "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the U.S. Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.


     Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.


     POLICIES AND LIMITATIONS. Neuberger Berman CASH RESERVES may invest 25% or more of its total assets in U.S. Government and Agency Securities. Under normal circumstances, Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in U.S. Government and Agency Securities.


     Lehman Brothers CORE BOND Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund have no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each of those Funds must invest according to its investment objective and policies.





     INFLATION-INDEXED SECURITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The Funds may invest in U.S. Treasury securities the principal value of which is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on it than on a conventional bond.


     Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed-rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate U.S. Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate.
Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

     Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its net income to its shareholders to avoid payment of federal income and excise taxes, a Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

     ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Fund may be subject to legal restrictions, which could be costly to it.


     POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities (10% in the case of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES).


     REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.


     Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 15% (10% in the case of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) for Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund, the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.



     SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by the Manager, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote on securities while they are on loan. However, it is the Fund's policy to attempt to terminate loans in time to vote those proxies that a Fund has determined are material to the interests of the Fund.The Manager believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Neuberger Berman CASH RESERVES may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.


     POLICIES AND LIMITATIONS. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by the Manager. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Cash Management and Temporary Defensive Positions" for information on how the cash collateral may be invested. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.



     For Neuberger Berman CASH RESERVES, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, Neuberger Berman CASH RESERVES does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.


     RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). A Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. The Manager, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.


     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% (10% in the case of the Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES) limit on investments in illiquid securities.


     COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.


     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 15% (10% in the case of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES) limit on investments in illiquid securities. Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Manager to be of equivalent quality.


     REVERSE  REPURCHASE  AGREEMENTS (ALL FUNDS EXCEPT LEHMAN BROTHERS CORE BOND
FUND). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to reverse repurchase agreements.


     For Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES, their investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Funds generally will enter into a reverse repurchase agreement only if the Manager anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Funds receive a large-scale redemption near noon, Eastern time, for Neuberger Berman CASH RESERVES or 3:00 p.m., Eastern time for Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement.

     Each of Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond and Lehman Brothers STRATEGIC INCOME Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets. Lehman Brothers MUNICIPAL SECURITIES Trust may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets. Each of Lehman Brothers MUNICIPAL MONEY and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund do not intend to borrow, including any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

     Neuberger Berman CASH RESERVES may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, Neuberger Berman CASH RESERVES does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.


     BANKING AND SAVINGS INSTITUTION SECURITIES (ALL FUNDS). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Funds invest typically are not covered by deposit insurance.

     A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     In addition, for the Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers SHORT DURATION Bond Fund, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.


     FINANCIAL SERVICES OBLIGATIONS (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND NEUBERGER BERMAN CASH RESERVES). Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field.


     Because Neuberger Berman CASH RESERVES normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

     POLICIES AND LIMITATIONS. Neuberger Berman CASH RESERVES normally will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL FUNDS). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund's quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.


     The Adjustable Rate Securities in which Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund invests are municipal obligations. Among the Adjustable Rate Securities in which Neuberger Berman CASH RESERVES may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Fund to recover its assets may depend on the treatment of GICs under state insurance laws.

     POLICIES AND LIMITATIONS. Except for Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES, no Fund may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.


     For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     GICs are generally regarded as illiquid. Thus, Neuberger Berman CASH RESERVES may not invest in such GICs if, as a result, more than 10% of the value of its net assets would then be invested in such GICs and other illiquid securities.


     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL
SECURITIES TRUST, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Fund that terminates if the Fund sells the obligations to a third party.

     The Funds may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

     Although each Fund does not currently intend to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund's investment portfolio.


     POLICIES AND LIMITATIONS. Each Fund (except for Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund) will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations subject to a standby commitment will be exempt from federal income tax (and, in the case of Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, from New York State and New York City personal income taxes).


     Each Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.


     PARTICIPATION INTERESTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS STRATEGIC INCOME
FUND). The Funds may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Manager to be creditworthy. A Fund has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only
(1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Fund currently intends to acquire participation interests, each reserves the right to do so in the future.

     POLICIES AND LIMITATIONS. Each Fund (except for Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund) will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations in which it holds participation interests is exempt from federal income tax (and, in the case of Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, from New York State and New York City personal income taxes).


     MONEY MARKET FUNDS (ALL FUNDS). Each Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.


     Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. No Fund intends to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


     POLICIES AND LIMITATIONS. For cash management purposes, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. See "Cash Management and Temporary Investment Policy."

     Otherwise, a Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.




     Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.


     OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which the Fund can participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.


     As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. No Fund intends to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


     POLICIES AND LIMITATIONS. Except for investments in money market funds and unregistered funds operating in compliance with Rule 2a-7 for cash management purposes (see "Money Market Funds" for more information), a Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.




     Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.


     MORTGAGE-BACKED SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST AND LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae or Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.


     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

     Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

     Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Funds use an approach that the Manager believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. The Manager considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if the Manager determines that the securities meet the

Fund's quality standards. The Manager will, consistent with the Funds' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     POLICIES AND LIMITATIONS. A Fund may not purchase mortgage-backed securities that, in the Manager's opinion, are illiquid if, as a result, more than 15% (10% in the case of Neuberger Berman CASH RESERVES) of the Fund's net assets would be invested in illiquid securities.





     FREDDIE MAC COLLATERALIZED MORTGAGE OBLIGATIONS (LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This "pass-through" of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.


     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac's minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the Freddie Mac CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.


     OTHER MORTGAGE-RELATED SECURITIES (LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     REAL ESTATE-RELATED INSTRUMENTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Real estate-related instruments include shares of real estate investment trusts ("REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

     Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

     The shares of a REIT are subject to its management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable fees.

     POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in real estate-related instruments, preferred stock, warrants, common stock or other equity securities.




     ASSET-BACKED SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST AND LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.


     Certificates for Automobile Receivables(SM) ("CARS(SM)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(SM) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

     Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

     Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


     Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.


     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.


     POLICIES AND LIMITATIONS. These investments are subject to each Fund's quality, maturity, and duration standards. Each of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the U.S.

     FOREIGN CURRENCY DENOMINATED SECURITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and
(3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.


     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

     Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

     The risks of foreign investing are generally heightened in emerging markets. Securities traded in certain emerging market countries may be subject to risks in addition to risks typically posed by foreign debt investing due to the inexperience of financial intermediaries, the lack of modern technology and lack of a sufficient capital base to expand business operations.


     POLICIES AND LIMITATIONS. Each Fund (except for Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund) may invest up to 25% of its total assets in foreign securities denominated in or indexed to foreign currencies. Lehman Brothers CORE BOND Fund normally will not invest more than 15% of its total assets in non-US dollar denominated securities.

     Lehman Brothers STRATEGIC INCOME Fund normally will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries.

     Within each Fund's limitations, no Fund is restricted in the amount it may invest in securities denominated in any one foreign currency.


     There are other investments that may subject a Fund to foreign currency risk that are not subject to a Fund's limits on investments in foreign securities denominated in or indexed to foreign currencies (e.g., American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or International Depositary Receipts ("IDRs") on foreign securities which are denominated in or indexed to foreign currencies or investments in U.S. companies that have substantial exposure to foreign countries).




     DEPOSITARY RECEIPTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Depositary receipts represent interests in underlying securities issued by a foreign company. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. GDRs and IDRs are typically issued by foreign banks or trust companies and involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


     Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

     POLICIES  AND   LIMITATIONS.   Each  Fund  will  limit  its  investment  in
unsponsored ADRs to no more than 5% of the value of its net assets.


     DOLLAR ROLLS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). In a "dollar roll," a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to dollar rolls.


     POLICIES AND LIMITATIONS. Dollar rolls are considered borrowings for purposes of a Fund's investment policies and limitations concerning borrowings.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (ALL FUNDS). These transactions involve a commitment by each Fund to purchase securities that will be issued at a future date (ordinarily within two months, although a Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Fund to "lock in" what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund's interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

     When-issued and delayed-delivery transactions may cause a Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.


     POLICIES AND LIMITATIONS. Each of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may not invest more than 10% of its total assets in when-issued securities. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

     Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Neuberger Berman CASH RESERVES may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

     When a Fund purchases securities on a when-issued or delayed delivery basis, the Fund, until payment is made, will deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     LEVERAGE (ALL FUNDS). A Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund's NAV. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.


     POLICIES AND LIMITATIONS. Each Fund may borrow money from banks for temporary or emergency purposes and, for all Funds except Neuberger Berman CORE BOND Fund, enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     However, as a non-fundamental policy, each of Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond and Lehman Brothers STRATEGIC INCOME Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets. Lehman Brothers HIGH INCOME Bond Fund does not currently intend to borrow for leveraging or investment. Lehman Brothers MUNICIPAL SECURITIES Trust may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     Each of Lehman Brothers MUNICIPAL MONEY and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund do not intend to borrow, including any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

     Neuberger Berman CASH RESERVES may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, Neuberger Berman CASH RESERVES does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.



     OPTIONS AND FORWARD CONTRACTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance the Fund's income or gain. The Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

     FUTURES CONTRACTS AND OPTIONS THEREON (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC
INCOME FUND,). The Funds may purchase and sell interest rate and bond index futures contracts and options thereon, and Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities.

     Each Fund may invest in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Fund.

     Lehman Brothers CORE BOND Fund and STRATEGIC INCOME Fund may also invest in Futures and options thereon for investment purposes. For example, the Fund may purchase a currency futures contract or a call option thereon when the Manager anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.


     A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

     U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While Futures Contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

     "Margin" with respect to Futures is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's Futures positions. The margin deposit made by a Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the

Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, each Fund marks to market the value of its open Futures positions. A Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on Futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on Futures have characteristics and risks similar to those of securities options, as discussed herein.


     Although each Fund believes that the use of Futures Contracts will benefit it, if the Manager's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, a Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.

     When a Fund invests in Futures for hedging purposes, at best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's Futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.


     Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

     Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.


     POLICIES AND LIMITATIONS. Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may purchase and sell Futures and options thereon for hedging and non-hedging purposes.

     Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers HIGH INCOME Bond Fund engage in foreign currency Futures and options transactions thereon in an attempt to hedge against changes in prevailing currency exchange rates. Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES do not engage in transactions in Futures or options thereon for speculation.





     CALL OPTIONS ON SECURITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.


     When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Fund receives a premium for writing the option. When writing call options, each Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. A Fund may be obligated to deliver securities underlying a call option at less than the market price.

     The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do), but is capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

     If a call option that a Fund has written expires unexercised, that Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.


     When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Fund may purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

     POLICIES AND LIMITATIONS. The Funds may write covered call options and may purchase call options on debt securities and foreign currencies in its portfolio for hedging purposes, and for Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund, for non-hedging purposes.


     Each Fund may write covered call options for the purpose of producing income. Each Fund will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.


     PUT OPTIONS ON SECURITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may write and purchase put options on securities. A Fund will receive a premium for writing a put option, which obligates that Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. A Fund may be obligated to purchase the underlying security at more than its current value.


     When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     Fund securities on which put options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.


     POLICIES AND LIMITATIONS. Each Fund may write and purchase put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV). However, Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund also may use put options for non-hedging purposes.

     GENERAL INFORMATION ABOUT SECURITIES OPTIONS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND NEUBERGER BERMAN CASH RESERVES). The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

     Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Fund originally sold (or purchased) the option. There can be no assurance that a Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, a Fund may be unable to liquidate its options position and the associated cover. The Manager monitors the creditworthiness of dealers with which the Funds may engage in OTC options transactions.

     The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

     A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.


     POLICIES AND LIMITATIONS. The assets used as cover (or segregated) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     FORWARD FOREIGN CURRENCY CONTRACTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). Each Fund may enter into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may also purchase and sell Forward Contracts for non-hedging purposes when the Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.


     Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

     At the consummation of a Forward Contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

     The Manager believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if the Manager is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward

Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

     POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers SHORT DURATION Bond Fund do not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.


     Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may invest in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them. Each Fund may also invest in foreign currency derivative instruments, including Forward Contracts, for non-hedging purposes.

     OPTIONS ON FOREIGN CURRENCIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


     POLICIES AND LIMITATIONS. The Funds would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.


     Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may also use put and call options on foreign currencies for non-hedging purposes.

     COMBINED TRANSACTIONS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument (as defined below) as part of a single or combined strategy when, in the judgment of the Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

     REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS") (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST,

LEHMAN  BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS  STRATEGIC  INCOME
FUND). To the extent a Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.



     COVER FOR FINANCIAL INSTRUMENTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME
FUND). Futures, options on Futures, options on securities, securities indices and foreign currencies, and Forward Contracts may be referred to in this Statement of Additional Information as "Financial Instruments." The Funds will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian, or designate on its records as segregated, the prescribed amount of cash or appropriate liquid securities. Such segregated assets cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.





     GENERAL RISKS OF FINANCIAL INSTRUMENTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The primary risks in using Financial Instruments for hedging are
(1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. In using such instruments for hedging, the Manager intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected by the Portfolio Manager to resemble or offset that of the Fund's underlying securities or currency. There can be no assurance that a Fund's use of Financial Instruments will be successful.

     Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may also use these instruments for non-hedging purposes which adds additional risk of loss because the Fund may not have an offsetting position in the underlying instrument.

     A Fund's use of Financial Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Funds."

     The Funds are not obligated to use any Financial Instruments and make no representations as to the availability or use of these techniques at this time or at any time in the future.


     POLICIES AND LIMITATIONS. When using such instruments for hedging, the Manager intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. The Manager intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if the Manager believes there will be an active and liquid secondary market.

     INDEXED SECURITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

     Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may invest in various securities that are intended to track broad-based, U.S. market indices, including Standard & Poor's Depository Receipts ("SPDRs"), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average ("DJIA") and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasdaq-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. Nasdaq-100 Shares are listed on the Nasdaq Stock Market ("Nasdaq").


     Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.


     SWAP AGREEMENTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). To help enhance the value of its portfolio or manage its exposure to different types of investments, each Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may also enter into other types of swap agreements, including total return swaps, asset swaps, currency swaps and credit default swaps, and may purchase and write (sell) options thereon for hedging and non-hedging purposes.

     Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

     Swap agreements can take many different forms and are known by a variety of names, including, but not limited to, interest rate swaps, mortgage swaps, total return swaps (where the parties exchange interest for the total return of a security or index), asset swaps (where parties exchange assets, typically a debt security), currency swaps (where the parties exchange their respective rights to make or receive payments in specified currencies) and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.



     In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

     In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may act as either the buyer or the seller of a credit default swap. Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

     Credit default swaps allow Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the Fund is the credit default protection seller, the Fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the Fund is the credit default protection buyer, the Fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a Fund is the protection seller, the Fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the Fund by the credit default protection buyer. Any loss would be offset by the premium payments the Fund receives as the seller of credit default protection.

     A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. In an interest rate cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid.

     POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, each Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

     ZERO COUPON, STEP COUPON, DISCOUNT OBLIGATIONS AND PAY-IN-KIND SECURITIES (ALL FUNDS). Each Fund may invest in zero coupon securities; Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may also invest in step coupon securities; and Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may also invest in pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


     Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

     Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) each year for federal income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -Taxation of the Funds."

     The market prices of zero coupon, step coupon, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities and discount obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.




     LOWER-RATED DEBT SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of the Manager.


     During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     At certain times in the past, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

     The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.


     Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.


     See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

     POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund currently intends to invest at least 80% of total assets under normal market conditions in debt securities rated by at least one NRSRO as BBB+/Baa1 or lower, or unrated securities of comparable quality. This policy does not apply to collateral received for securities lending.


     Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund do not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. Lehman Brothers HIGH INCOME Bond Fund considers bonds rated by at least one NRSRO below the fourth highest category to be lower-rated securities or "junk bonds."


     Lehman Brothers SHORT DURATION Bond Fund may invest up to 10% of its net assets in lower-rated debt securities; Lehman Brothers SHORT DURATION Bond Fund will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by the Portfolio Managers to be of comparable quality. Lehman Brothers SHORT DURATION Bond Fund may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permitted by the Fund's investment policies. Lehman Brothers SHORT DURATION Bond Fund, considers bonds rated no higher than the 5th or 6th category to be lower-rated debt securities.




     DIRECT DEBT INSTRUMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

     Because the Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, the Manager will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. The Manager's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by the Manager and the original lending institution.

     There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

     Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

     POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to each Fund's 15% limitation on illiquid securities.


     The Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Fund. In combination, the Fund's policies and the SEC staff's interpretations may limit the amount the Fund can invest in loan participations.


     CONVERTIBLE SECURITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


     The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund's ability to achieve its investment objective.


     POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to Lehman Brothers HIGH INCOME Bond Fund's 20% limitation on equity securities.

     Lehman Brothers CORE BOND Fund normally will not invest more than 5% of its total assets in convertible securities and preferred securities.

     PREFERRED STOCK (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.


     Lehman Brothers CORE BOND Fund normally will not invest more than 5% of its total assets in convertible securities and preferred securities.


     WARRANTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

     POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.


     Lehman Brothers STRATEGIC INCOME Fund normally will not invest more than 10% of its total assets in rights, warrants or common stock.

     SHORT SALES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that the Manager believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.


     The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

     The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

     The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

     POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker), or designate on its records as segregated, an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated assets at such a level that (1) the amount of segregated assets plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount of segregated assets plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.


     RISKS OF FIXED INCOME SECURITIES (ALL FUNDS). Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     CALL RISK. Some debt securities in which a Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

     RATINGS OF FIXED INCOME SECURITIES. The Funds may purchase securities rated by S&P, Moody's, Fitch, Inc. or any other NRSRO (please see the Prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P, Moody's, and Fitch, Inc., which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Fund may permissibly invest.


     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund or Neuberger Berman CASH RESERVES.

     INVESTMENT GRADE DEBT SECURITIES. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by the Manager to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. If a security receives one rating in one of the four highest rating categories and another below the fourth highest category, it will be considered investment grade (except for Lehman Brothers HIGH INCOME Bond Fund which considers bonds rated below the fourth highest rating category by one NRSRO to be a lower-rated debt security).


     LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, with respect to Lehman Brothers SHORT DURATION Bond Fund, the Manager will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings of securities that are considered by the Fund to be below investment grade will not exceed 10% of its net assets.


     With respect to Lehman Brothers CORE BOND Fund, the Manager will consider whether to continue holding the security. However, the Manager will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure Lehman Brothers CORE BOND Fund holdings of securities that are considered by the Fund to be below investment grade will not exceed 5% of its net assets. Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible under the Fund's investment policies. With respect to Neuberger Berman CASH RESERVES,
Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, the Manager will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

     DURATION AND MATURITY. Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal.

     For all Funds except the money market funds, the Manager utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

     Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, the Manager where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.




     Under normal conditions, Lehman Brothers CORE BOND Fund seeks to maintain its target duration within one year (and generally within a maximum of two years) of the average duration of the bonds in the Lehman Brothers U.S. Aggregate Bond Index.

     Each of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires each Fund to maintain a dollar-weighted average portfolio maturity of no more than 90 days. Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund each has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.


     Lehman Brothers HIGH INCOME Bond Fund has no limits on the maturity of its individual investments. However, it normally expects to have a weighted average portfolio maturity between five and ten years. Lehman Brothers SHORT DURATION Bond Fund's dollar-weighted average duration will not exceed three years, although the Fund may invest in individual securities of any duration. Lehman Brothers MUNICIPAL SECURITIES Trust's dollar-weighted average duration will not exceed ten years.


     Lehman Brothers STRATEGIC INCOME Fund may invest in securities of any maturity and does not have a target average duration.

     RISKS OF EQUITY SECURITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Equity securities in which Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Equity securities in which Lehman Brothers CORE BOND may invest include convertible securities and preferred securities. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.


     To the extent this Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress

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

the stock prices of all companies in the same industry. Not all factors can be predicted.


     POLICIES AND LIMITATIONS. Convertible securities are not counted toward the Lehman Brothers HIGH INCOME Bond Fund's 20% limit on equity securities.

     Lehman Brothers CORE BOND Fund normally will not invest more than 5% of its total assets in convertible securities and preferred securities.

     Lehman Brothers STRATEGIC INCOME Fund normally will not invest more than 10% of its total assets in rights, warrants or common stock.

     MASTER LIMITED PARTNERSHIPS (LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units (i.e., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter ("OTC") market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the partnership level. Annual income, gains, losses and deductions of such an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of the partnership.


     Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

     The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation's shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the unitholder even after the units are sold.

     POLICIES AND LIMITATIONS. Under certain circumstances, an MLP could be deemed an investment company. If that occurred, the Fund's investment in its securities would be limited by the 1940 Act. See "Other Investment Companies."

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


     CANADIAN INCOME TRUSTS (LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Canadian income trusts commonly hold debt or equity securities in, or are entitled to receive royalties from, an underlying active business. The income trust structure is typically adopted by businesses that require a limited amount of capital in maintenance and that generate stable cash flows. The value of an income trust can rise or fall for the same reasons that affect equity securities or because of changes to interest rates.


     An investment in units of Canadian income trusts is not the equivalent of owning shares in a corporation. Unit holders do not have the statutory rights normally associated with owning shares in a corporation. Investments in income trusts will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates and other economic factors. Typically, income trusts are more volatile than fixed-income securities and preferred shares. The value of income trust units may decline significantly if they are unable to meet distribution targets. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (which include a fund that invests in the income trust) could be held responsible for such obligations. Certain, but not all, jurisdictions have enacted legislation to protect investors from some of this liability.

     There is also a risk that the tax rules relating to income trusts may change in a way that is negative to income trust investors.

     POLICIES AND LIMITATIONS. Under certain circumstance, a Canadian income trust could be deemed an investment company. If this is the case, the Fund's investment in its units would be limited by the 1940 Act. See "Other Investment Companies."


     STRIPPED SECURITIES (LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.


     Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. These coupons are not obligations of the U.S. Treasury.


     STRIPPED MORTGAGE BACKED SECURITIES (SMBS) (LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     TERRORISM RISKS (ALL FUNDS). Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

            SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS NEW YORK
                              MUNICIPAL MONEY FUND

     SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. The New York Master Series will have considerable investments in New York municipal obligations. Accordingly, the Master Series will be more susceptible to certain factors which could adversely affect issuers of New York municipal obligations than a mutual fund which does not have as great a concentration in New York municipal obligations. The ability of issuers to pay interest on, and repay principal of, New York municipal obligations may be affected by: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial and economic profile as well as the political climate of the State of New York, its public authorities, and political subdivisions; and (3) a change in New York laws and regulations or subsequent court decisions that may affect, directly or indirectly, New York municipal obligations. The Master Series' yield and share price are sensitive to these factors as one or more of such factors could undermine New York issuers' efforts to borrow, inhibit secondary market liquidity and erode credit ratings.

     Summarized below are important financial concerns relating to the Master Series' investments in New York municipal obligations. This section is not intended to be an entirely comprehensive description of all risks involved in investing in New York municipal obligations. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of New York (the "State") and the City of New York (the "City"). It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State and the City, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     STATE ECONOMY. The State has a varied economy with a comparatively large share of the nation's financial activities, information and employment in education and health services, but a very small share of the nation's farming and mining activity. The State has the third largest population in the nation, and its residents have a relatively high level of personal wealth. Its location, airport facilities and natural harbors have made it a vital link in international commerce and tourism comprises a significant part of the economy. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. New York City, which is the most populous city in the nation and the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.


     [The State economy continues to expand, as recent above-trend growth rates reinforce the strength of the State economy. Nonetheless, there can be no assurance that the State economy will not experience worse-than-predicted results in the 2006-07 fiscal year (April 1, 2006 through March 31, 2007) or subsequent fiscal years, with corresponding material and adverse effects on the State's projections of receipts and disbursements. The State's economic recovery is securely in the middle of its third year. The low interest rates and rising home prices have supported the State's financial and housing sectors, while the professional and business services sector has benefited from robust growth in U.S. corporate profits. Also, the tourism boom in New York City appears to be continuing. Although the New York State Leading Index indicates continued growth going forward, the rate of growth is expected to slow because the most recent data indicates that the State's economic momentum may have already peaked. The private sector employment growth is projected to slow to 0.9 percent in 2006, which is consistent with Executive and Legislative economic forecasting prior to the enactment of the State's 2006-07 Budget.]

     [Data regarding employment dynamics at the firm level continue to support a positive outlook for growth because the gross rate of job creation comfortably exceeds the gross rate of job destruction. However, the recent upturn in the job destruction index may be an indicator of slowing State economic growth. The recent Federal Reserve policy appears to be aimed at engineering a soft landing for the U.S. economy.]

     [Although the housing market is expected to continue to grow going forward, the growth will likely not be as healthy as observed in prior years as prices have appeared to plateau, especially so outside of Manhattan. Furthermore, with the improvement in the stock market during recent years, the securities industry continues to experience solid profit levels. Personal income growth for 2006 has been slightly revised upward due to revisions by the U.S. Bureau of Economic


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


Analysis in the nonwage components of income, and the total New York wage and salary growth for the State are predicted to remain constant at 4.9 percent.]


     Many uncertainties exist in any forecast of the national and State economies. Given recent events, such uncertainties are particularly pronounced at this time. The State and City of New York are particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth. General global instability along with increasing energy prices and interest rates could also adversely impact the equity markets resulting in a disproportionate impact to the economy.


     STATE BUDGET. Each year, the Governor is required to provide the State Legislature with a balanced executive budget (the "Executive Budget") which constitutes the proposed State financial plan for the ensuing fiscal year. [The State's fiscal year for 2006-07 ends on March 31, 2007. (New York State's fiscal year for 2007-08 will run from April 1, 2007 to March 31, 2008.) All Government Funds receipts are projected to be $111.2 billion in 2006-07, an increase of 3.9% from 2005-06. All Government Funds spending is projected to be $112.5 billion in 2006-07, an increase of 4.4% from 2005-06. Spending increases were primarily due to increased expenses, larger disbursements for Medicaid, school aid and higher education, among other things.]

     [Assuming improved economic performance and growth in both personal income and sales taxes, the financial plan projects a closing balance in the State's largest and principal operating fund, the General Fund, of $3.3 billion at the end of the 2006-07 fiscal year. As a result of a significant revenue increase due to a range of positive economic developments and tax stimuli, total General Fund receipts and transfers from other funds are projected to be approximately $50.9 billion recorded in 2006-07. Because of higher spending on grants to local governments, state operations, and general state charges, partially offset by lower spending on capital projects and transfers to other funds, total General Fund disbursements, including transfers to other funds, are projected to be $50.8 billion for 2006-07, an increase of 7.8% from 2005-06.]

     NON-RECURRING ACTIONS. [The 2006-07 budget includes a total of $900 million in non-recurring actions. Two of those actions are $90 million in additional revenues from abandoned property revenue, and $112 million in additional sweeps of available fund balances.]

     GENERAL FUND OUTYEAR BUDGET GAP PROJECTIONS. [As the State prepared the budget cycle it projected budget gaps in the General Fund of $5.8 billion in 2006-2007 and $5.6 billion in 2007-2008. However, because of the recurring savings realized in the 2005-2006 Executive Budget, the gaps of both were reduced to $2.5 billion. When compared to the Executive Budget projections, the General Fund budget gaps for the 2006-2007 and 2007-2008 budgets have increased and are now estimated at $3.2 billion and $4.1 billion, respectively. These estimates reflect the use of the Fiscal Stability Reserve to reduce the out year gaps in equal amounts and are principally the result of anticipated spending increases which exceed growth in revenue collections and the loss of nonrecurring resources.]

     Future budget gaps are subject to substantial revision as additional information becomes available about the national and State economies, financial sector activity, entitlement spending and social service caseloads, and State reimbursement obligations that are driven by local government activity. [Key factors include: end-of-year business tax collections; calendar year economic results; year-end financial sector bonus income data; the school aid database update in November; and quarterly Medicaid cycle trend analysis.]


     OTHER CONSIDERATIONS. Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the Budget. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control. It is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. There can be no assurance that the State's actual results will not differ materially and adversely from the current forecast.


     The State anticipates its general reserves will total [$893 million, including $872 million in the rainy day reserve (the "tax stabilization reserve") and $21 million in the Contingency Reserve Fund for litigation risks. An additional $601 million has been set aside in a fiscal stability reserve which is intended to be dispersed in equal installments in 2006-07 and 2007-08 to help lower the projected budget gaps. The State also has restricted fund balances that are set aside for the payment existing liabilities for the Community Projects Fund ($287 million).]

     [Aside from the $21 million in the Contingency Reserve Fund, specific reserves have not been set aside to cover potential costs that could materialize as a result of adverse rulings in pending litigation, the cost of collective bargaining agreements with State employee unions, federal actions that could adversely affect the State's projections of receipts and disbursements, or other federal disallowances.]


     The fiscal health of the State is closely linked to the fiscal health of its localities, particularly the City, which has required historically significant financial assistance from the State. National recession, the September 11, 2001 terrorist attacks and stock market declines have yielded substantive credit pressure, although rating stability has been exhibited throughout these events. The State's disproportionate dependency upon the financial services sector exposes the State to volatility during periods of financial market weakness. Furthermore, upstate municipalities do not necessarily benefit from strong financial market performance as do the City and surrounding areas and, therefore, economic improvement may not be uniform across the State. Furthermore, if the global economies have slower growth than expected, demand for State goods and services would be lower than projected, which would again diminish employment and income growth relative to the forecast.

     The United States Congress often considers making changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.


     RECENT STATE FISCAL YEARS. The Division of the Budget ("DOB") reported that the State ended the [2005-06 fiscal year on March 31, 2006 with a General Fund operating surplus of $2.0 billion. Total receipts, including transfers from other funds, were $47.2 billion. Disbursements, including transfers to other funds, totaled $46.5 billion. The General Fund ended the fiscal year with a balance of $3.3 billion, which included $944 million in the Tax Stabilization Reserve Fund (after a $72 million deposit at the close of 2005-06), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($251 million). The closing fund balance includes $2.0 billion in a spending stabilization reserve fund.]


     STATE DEBT. Included in state financing activities are general obligation debt as well as State-guaranteed debt, to which the full faith and credit of the State has been pledged. Also included in the State's financing activities are lease-purchase and contractual-obligation financings and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the Legislature.


     As of [March 31, 2006, the State had approximately $3.6 billion outstanding in general obligation debt, $27.1 billion in debt relating to lease- purchase and contractual-obligation financing of State capital programs, $6.3 billion in state personal income tax revenue bond financing, and $4.3 billion in debt from the Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing, as of March 31, 20056 The State's 2006-07 borrowing plan projects that $236 million in general obligation bonds will be issued, along with $720 million to finance capital projects for transportation and approximately $3 billion of bonds to restructure outstanding bonds. Further expected issuances include $21 million in DOH Revenue Bonds to support a portion of the costs to construct a new veteran's nursing home, $4.77 billion in state personal income tax revenue bonds to finance other capital programs, $312 million to finance capital projects at mental health facilities, and $92 million to finance capital projects for student dormitories at State educational institutions.]

     The total amount of State debt  outstanding  is [projected to increase from
5.30 percent of personal income in fiscal year 2005-06 to 5.52 percent in fiscal year 2006-07. Total debt outstanding is projected to increase from $42.6 billion in 2005-06 to $45.2 billion in 2006-07. Total state-supported debt service costs as a percent of total governmental fund receipts is estimated to be 3.69 percent in fiscal year 2006-07.]


     New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act of 2000 ("Debt Reform Act"). This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only and restricts the maximum term of debt issuances to no more than 30 years.


     As of [September 30, 2006, Fitch, Inc., Moody's and S&P rated the State's outstanding general obligation bonds AA-, A1 and AA, respectively.] Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.


     LITIGATION. The State is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following matters, although not exhaustive of all pending matters:

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


     [In FREEDOM HOLDINGS INC. ET AL. V. SPITZER ET ANO., two cigarette importers in 2002 challenged laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA"). The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed and, on January 6, 2004, the appellate court (1) affirmed the dismissal of the Commerce Clause violation; (2) reversed the dismissal of anti-trust violations; and (3) remanded the equal protection violations relating to selective enforcement of State laws on Native American reservations to the trial court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. Plaintiffs also sought preliminary injunctive relief which was denied by the trial court except that portion of the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs appealed and the appellate court affirmed the trial court's denial.]

     [In CAMPAIGN FOR FISCAL EQUITY, INC., ET AL. V. STATE, ET AL., plaintiffs claimed that the State's method of determining funding levels for New York City public schools has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964 and does not provide a "sound basic education" as required by the State Constitution. By a decision dated June 26, 2003, the New York State Court of Appeals held that the evidence supported the trial court's conclusion that New York City school children were not receiving the constitutionally mandated opportunity for a sound basic education, and remitted the case to the trial court for further proceedings in accordance with its decision. In August 2004, the Supreme Court, New York County, referred this case to a panel of three referees to make recommendations as to how the State should satisfy the Court of Appeals holding. On November 30, 2004, the panel recommended that the State pay New York City Schools a total of $14.1 billion over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements. On March 15, 2005, the Supreme Court, New York County, issued an order confirming the panel's report. This order was vacated on March 23, 2006 by the Appellate Division, First Department. The Appellate Division directed the Governor and Legislature to consider between a range of $4.7 billion and $5.63 billion over four years to appropriate to the New York City Schools for operational funding and to implement a capital improvement plan that expends $9.179 billion over 5 years or another amount that satisfies the New York City School's capital needs. Both the plaintiff and defendants have appealed the Supreme Court's decision to the Court of Appeals.]

     [There are currently multiple Indian land claims before the courts which include ONEIDA INDIAN NATION OF NEW YORK ET AL. V. COUNTY OF ONEIDA, CAYUGA INDIAN NATION OF NEW YORK V. CUOMO, ET AL., CANADIAN ST. REGIS BAND OF MOHAWK INDIANS, ET AL., V. STATE OF NEW YORK, ET AL., AND SENECA NATION OF INDIANS, ET AL V. STATE, ET AL. in which the State may be liable for monetary damages or transfer of property among other damages.]

     [In CONSUMERS UNION OF U.S., INC. V. STATE, plaintiffs challenge the constitutionality of statutes relating to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Upon such conversion, the law requires, in part, that assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002. On May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have been granted leave to appeal to the Court of Appeals.]

     [Other significant litigation includes statutory challenges related to Medicaid payment reimbursement methodology.]

     STATE RETIREMENT SYSTEMS. The State and Local Retirement Systems ("Systems") provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees, and beneficiaries as of [April 1, 2006 was $145.4 billion (including $53.4 billion for current retirees and beneficiaries), and the net assets available for benefits as of March 31, 2006 were $128 billion (including $2.3 billion in receivables).] Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions.

     AUTHORITIES. Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public authorities ("Authorities"). Such Authorities are responsible for financing, constructing, and operating revenue-producing public benefit facilities. Authorities may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization and are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself. Not surprisingly, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related, the State's access to the public credit markets could be impaired, and consequently, the market price of its outstanding debt could be negatively affected. [As of December 31, 2006, the aggregate outstanding debt, including refunding bonds, of all the Authorities was $120.4 billion, and there were 19 public authorities that had outstanding debt of $100 million or more.]


     In order to pay their operating expenses and debt service costs, public authorities generally use revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, charges for occupancy at medical care facilities, and charges for public power, electric, and gas utility services. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the
Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. Moreover, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, but understandably, the affected localities could seek additional State funds in the event that local assistance payments are diverted to Authorities.


     METROPOLITAN TRANSPORTATION AUTHORITY ("MTA"). [In February 2006, the MTA released an update to the MTA financial plan for the years 2006-09 and the 2006 MTA Adopted Budget for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in New York City and the surrounding area. It is expected that the plan will enable all such entities to maintain their respective operations on a self-sustaining basis through 2006 with a closing cash balance estimated at $462 million in 2005 and a closing cash balance of $217 million forecast for 2006. There are anticipated budget gaps of $154 million in 2007, $797 million in 2008 and $934 million in 2009.]

     [On September 29, 2004, the MTA Board approved a $27.791 billion capital program for the 2005-09 period. The Capital Program Review Board ("CPRB") reviewed the transit and commuter rail portions of the program on October 1, 2004, but disapproved the submission on December 21, 2004 in order to allow time for funding issues related to the proposal to be resolved. In April 2005, the MTA Board approved a revised 2005-09 plan based on the 2005-09 State Budget, which provided for additional tax revenues for the MTA that allowed the MTA to advance a revised five-year plan totaling $21.145 billion. The CPRB approved the transit and commuter portions of this plan totaling $17.987 billion with minor program modifications in July 2005. The revised 2005-09 Capital Program assumes the issuance of an estimated $5.1 billion in new money MTA bonds. It is projected that the remainder of the plan will be financed with assistance from the federal government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. However, the MTA has proposed an amendment to revise the five-year program to total $21.285 billion.]

     [When a final plan is adopted there is no guarantee that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. As appropriate, the MTA and the CPRB may amend the 2005-09 Capital Program from time to time due to the level of available funding. If the 2005-09 Capital Plan is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.]


     The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017 or by visiting the MTA website at www.mta.info.

     NEW YORK CITY. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

     The official financial disclosure of The City of New York and the financing entities issuing debt on its behalf is available by contacting Raymond J. Orlando, Director of Investor Relations, (212) 788-5875 or contacting the Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007.


     NEW YORK CITY FINANCIAL PLAN. [On January 31, 2006, the City released a modification to its financial plan for 2006-10 ("January Financial Plan"). The January Financial Plan projected revenues and expenditures for the 2006 and 2007 fiscal years are balanced, in accordance with generally accepted accounting principles, and projects gaps of $3.4 billion, $3.5 billion and $2.7 billion for fiscal years 2007, 2008 and 2009, respectively. The 2006-2009 financial plan's projections for total revenues for each of these gap outyears is approximately $53 billion, $54.3 billion and $56.2 billion.]

     [On May 4, 2006, the Mayor issued the Executive budget for fiscal year 2007 and an updated four-year financial plan for 2006 through 2010. The City projects a balanced budget for the current fiscal year, a budget gap of $3.6 billion,
$4.2  billion  and  $3.6   billion  for  fiscal   years  2008,   2009  and  2010
respectively.]


     The staffs of the New York State Financial Control Board ("FCB"), Office of the State Deputy Comptroller for the City of New York ("OSDC"), the City Comptroller and the Independent Budget Office ("IBO"), issue periodic reports on the City's financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention:
Executive  Director;  OSDC,  59 Maiden  Lane,  29th Floor,  New York,  NY 10038,
Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention:
Director.


     NEW YORK CITY FINANCING PROGRAM. Successful execution of the January Financial Plan depends upon the City's ability to market its securities successfully. [The City's program for financing capital projects for fiscal years 2006 through 2010 projects $31.6 billion of long-term borrowing to support the City's current capital program. With the exception of a very small portion of the financing, the program will be implemented through General Obligation ("GO") bonds of the City and bonds of the New York City Municipal Water Finance Authority ("NYW"), unless bonding capacity of the New York City Transitional Finance Authority ("TFA") is increased.]

     The City's total debt outstanding [(excluding approximately $15.9 billion in debt of the NYW) for fiscal year 2006 is expected to be approximately $53.1 billion, which equals 14.9% of total City personal income.] The City's financial plan is predicated on numerous assumptions, including the condition of the City's and the region's economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The plan is also subject to a variety of other factors.


     In addition to borrowings related to capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

     Since 1981, the City has repaid all short-term obligations within their fiscal year of issuance, fully satisfying its seasonal financing needs in the public credit markets. At times, the City has been obligated to issue short-term notes in amounts exceeding those expected earlier in the fiscal year because of delays in adopting the State's budget.


     OTHER LOCALITIES. Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several State fiscal years. [Not included in the projections of the State's receipts and disbursements for the State's 2005-06 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.]


                           CERTAIN RISK CONSIDERATIONS

     Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.


     For Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund the Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.


                             PERFORMANCE INFORMATION

     Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary.

     The share prices of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers STRATEGIC INCOME Fund will vary, and an investment in any of the Funds, when redeemed, may be worth more or less than an investor's original cost.


     Although Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.


YIELD CALCULATIONS
------------------


     LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND NEUBERGER BERMAN CASH RESERVES. Each Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of each Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                       365/7
            Effective Yield = [(Base Period Return + 1)     ] - 1.


     LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND. Each of these Funds may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.


     ("a") = dividends and interest earned during the period
     ("b") = expenses accrued for the period (net of reimbursements)
     ("c") = the average daily number of shares outstanding during the period that were entitled to receive dividends
     ("d") = the maximum offering price per share on the last day of the period

                                              6
                           YIELD = 2[(a-b + 1)  - 1]
                                      ---
                                       cd

TAX EQUIVALENT YIELD
--------------------


     LEHMAN BROTHERS MUNICIPAL MONEY FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST. These Funds may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax ([35% during 2007]) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:


                         Tax Equivalent Yield = Y1 + Y2
                                                --
                                                1-MR

where Y1 equals the portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals the portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is [35% during 2007], the computation is:

      4% {divide} (1 - .35) = 4 {divide} .65 = 6.15% Tax Equivalent Yield


In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

**********

TAX EQUIVALENT YIELD
--------------------


     LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND. This Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest combined marginal rate of federal income tax and New York state and New York city personal income taxes ([41.8% during 2007]) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund.(1) TAX EQUIVALENT YIELD is calculated according to the following formula:


                    Tax Equivalent Yield =  Y1  +  Y2  +  Y3
                                            --     --
                                            1-MR  1-MR
                                                      NY


where Y1 equals the portion of the Fund's current or effective yield that is not subject to federal, New York state and New York city personal income taxes, Y2 equals the portion of the Fund's current or effective yield that is subject to New York state and New York city personal income taxes, Y3 equals the portion of the Fund's current or effective yield that is subject to federal income tax and New York state and New York city personal income taxes, MR(NY) equals New York's highest marginal tax rate in [2007], and MR equals the highest combined marginal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal, New York state and New York city personal income taxes, and the maximum combined tax rate is [41.8% during 2007], the computation is:


             4% / (1 - .418) = 4 / .582 = 6.87% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.87%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.87%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Fund's future performance.

------------------------------

(1) This discussion assumes that the investor is not subject to the alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN COMPUTATIONS
----------------------------------------

     Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

     NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectuses and in "Investment Management and Administration Services" below.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
--------------------------------------------------------

     LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST AND LEHMAN BROTHERS STRATEGIC INCOME FUND

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                      n
                                P(1+T)  = ATV
                                             D

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

     LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS STRATEGIC INCOME FUND

     An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATV(DR)") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                      n
                                P(1+T)  = ATV
                                             DR

                              TRUSTEES AND OFFICERS


     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management, Neuberger Berman and Lehman Brothers Asset Management.


INFORMATION ABOUT THE BOARD OF TRUSTEES
---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    ---------
                                                                                  FUNDS IN FUND          OTHER DIRECTORSHIPS
                                                                                  -------------          -------------------
                         POSITION AND                                                COMPLEX              HELD OUTSIDE FUND
                         ------------                                                -------              -----------------
NAME, AGE, AND            LENGTH OF                                                OVERSEEN BY             COMPLEX BY FUND
--------------            ---------                                                -----------             ---------------
ADDRESS(1)              TIME SERVED(2)          PRINCIPAL OCCUPATION(S)          FUND TRUSTEE(4)               TRUSTEE
----------              --------------          -----------------------          ---------------               --------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (77)        Trustee since      Consultant formerly, Chairman, CDC          62              Independent Trustee or
                           1994            Investment Advisers                                         Director of three series of
                                           (registered investment                                      Oppenheimer Funds:
                                           adviser), 1993 to January                                   Oppenheimer Limited Term
                                           1999; formerly, President and                               New York Municipal Fund,
                                           Chief Executive Officer, AMA                                Rochester Fund Municipals,
                                           Investment Advisors, an                                     and Oppenheimer
                                           affiliate of the American                                   Convertible Securities
                                           Medical Association.                                        Fund since 1992.
------------------------------------------------------------------------------------------------------------------------------------

Faith Colish (72)     Trustee since        Counsel, Carter Ledyard &                            62     Formerly, Director (1997 to
                       2000                Milburn LLP (law firm) since                                2003) and Advisory Director
                                           October 2002; formerly,                                     (2003 to 2006), ABA
                                           Attorney-at-Law and President,                              Retirement Funds (formerly,
                                           and President, Faith Colish, A                              American Bar Retirement
                                           Professional Corporation, 1980                              Association) (not-for-profit
                                           to 2002.                                                    membership corporation).

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    ---------
                                                                                  FUNDS IN FUND          OTHER DIRECTORSHIPS
                                                                                  -------------          -------------------
                         POSITION AND                                                COMPLEX              HELD OUTSIDE FUND
                         ------------                                                -------              -----------------
NAME, AGE, AND            LENGTH OF                                                OVERSEEN BY             COMPLEX BY FUND
--------------            ---------                                                -----------             ---------------
ADDRESS(1)              TIME SERVED(2)          PRINCIPAL OCCUPATION(S)          FUND TRUSTEE(4)               TRUSTEE
----------              --------------          -----------------------          ---------------               --------
------------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss (58)     Trustee since           President, Woodhill                      62            Director, Ocwen Financial
                            2007                Enterprises Inc./Chase                                 Corporation (mortgage
                                                Hollow Associates LLC                                  servicing), since 2005;
                                                (personal  investment vehicle),                        Director, American Water
                                                since 2006; Chief Operating and                        (water utility), since
                                                Financial Officer, Hopewell                            2003; Director, Channel
                                                Holdings LLC/ Amwell Holdings,                         Reinsurance (financial
                                                LLC (a holding company for a                           guaranty reinsurance),
                                                healthcare reinsurance company                         since 2006; Advisory Board
                                                start-up), since 2003; formerly,                       Member, Attensity (software
                                                Consultant, Resources Connection                       developer), since 2005;
                                                (temporary staffing), 2002 to                          Director, Allianz Life of
                                                2006.                                                  New York (insurance), since
                                                                                                       2005; Director, Financial
                                                                                                       Women's Association of New
                                                                                                       York (not for profit
                                                                                                       association), since 2003;
                                                                                                       Trustee Emerita, Brown
                                                                                                       University, since 1998.

------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (70)      Trustee since          President, C.A. Harvey                   62            Formerly, President, Board
                             2000               Associates since October 2001;                         of Associates to The
                                                formerly, Director, AARP,                              National Rehabilitation
                                                1978 to December 2001.                                 Hospital's Board of
                                                                                                       Directors, 2001 to 2002;
                                                                                                       formerly, Member,
                                                                                                       Individual Investors
                                                                                                       Advisory Committee to the
                                                                                                       New York Stock Exchange
                                                                                                       Board of Directors, 1998 to
                                                                                                       June 2002.

------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    ---------
                                                                                  FUNDS IN FUND          OTHER DIRECTORSHIPS
                                                                                  -------------          -------------------
                         POSITION AND                                                COMPLEX              HELD OUTSIDE FUND
                         ------------                                                -------              -----------------
NAME, AGE, AND            LENGTH OF                                                OVERSEEN BY             COMPLEX BY FUND
--------------            ---------                                                -----------             ---------------
ADDRESS(1)              TIME SERVED(2)          PRINCIPAL OCCUPATION(S)          FUND TRUSTEE(4)               TRUSTEE
----------              --------------          -----------------------          ---------------               --------
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh        Trustee since           Marcus Nadler Professor                  62            Formerly, Director, The
(80)                        1993                Emeritus of Finance and                                Caring Community
                                                Economics, New York University                         (not-for-profit), 1997 to
                                                Stern School of Business;                              2006; formerly, Director,
                                                formerly, Executive Secretary-                         DEL Laboratories, Inc.
                                                Treasurer, American Finance                            (cosmetics and
                                                Association, 1961 to 1979.                             pharmaceuticals), 1978 to
                                                                                                       2004; formerly, Director,
                                                                                                       Apple Bank for Savings,
                                                                                                       1979 to 1990; formerly,
                                                                                                       Director, Western Pacific
                                                                                                       Industries, Inc., 1972 to
                                                                                                       1986 (public company).
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter      Trustee since           Dean, School of Business,                62            Trustee, Northwestern
(47)                         2007               University of Wisconsin -                              Mutual Series Fund, Inc.
                                                Madison; formerly, Professor of                        since February 2007;
                                                International Economics and                            Director, Wausau Paper
                                                Associate Dean, Amos Tuck                              since 2005;  Director,
                                                School of Business - Dartmouth                         Great Wolf Resorts since
                                                College, 1998 to 2002.                                 2004.
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf        Trustee since           Retired; formerly, Vice                  62            Director, Webfinancial
(70)                         2000               President and General Counsel,                         Corporation (holding company)
                                                WHX Corporation (holding                               since December 2002;
                                                company), 1993 to 2001.                                formerly, Director WHX
                                                                                                       Corporation (holding
                                                                                                       company), January 2002 to
                                                                                                       June 2005; formerly,
                                                                                                       Director, State Theatre of
                                                                                                       New Jersey (not-for-profit
                                                                                                       theater), 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    ---------
                                                                                  FUNDS IN FUND          OTHER DIRECTORSHIPS
                                                                                  -------------          -------------------
                         POSITION AND                                                COMPLEX              HELD OUTSIDE FUND
                         ------------                                                -------              -----------------
NAME, AGE, AND            LENGTH OF                                                OVERSEEN BY             COMPLEX BY FUND
--------------            ---------                                                -----------             ---------------
ADDRESS(1)              TIME SERVED(2)          PRINCIPAL OCCUPATION(S)          FUND TRUSTEE(4)               TRUSTEE
----------              --------------          -----------------------          ---------------               --------
------------------------------------------------------------------------------------------------------------------------------------
George W. Morriss       Trustee since           Formerly, Executive Vice                 62            Manager, Old Mutual 2100 fund
(60)                         2007               President and Chief Financial                          complex (consisting of six
                                                Officer, People's Bank (a                              funds) since October 2006 for
                                                financial services company),                           four funds and since February
                                                1991 to 2001.                                          2007 for two funds.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien       Trustee since           Formerly, Member, Investment             62            Director, Legg Mason, Inc.
(79)                         2000               Policy Committee, Edward                               (financial services holding
                                                Jones, 1993 to 2001;                                   company) since 1993;
                                                President, Securities Industry                         formerly, Director, Boston
                                                Association ("SIA")                                    Financial Group (real estate
                                                (securities industry's                                 and tax shelters), 1993 to
                                                representative in government                           1999.
                                                relations and regulatory
                                                matters at the federal and
                                                state levels), 1974 to 1992;
                                                Adviser to SIA, November 1992
                                                to November 1993.
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon        Trustee since           Retired; formerly, Senior Vice           62            Formerly, Director,
(75)                         1993               President, Foodmaker, Inc.                             Pro-Kids Golf and
                                                (operator and franchiser of                            Learning Academy
                                                restaurants) until January                             (teach golf and computer
                                                1997.                                                  usage to "at risk" children),
                                                                                                       1998 to 2006; formerly,
                                                                                                       Director, Prandium, Inc.
                                                                                                       (restaurants), March 2001 to
                                                                                                       July 2002.
------------------------------------------------------------------------------------------------------------------------------------
Cornelius               Trustee since           Founding General Partner,                62            None.
T. Ryan                   2000                  Oxford Partners and Oxford
(76)                                            Bioscience Partners (venture
                                                capital investing) and President,
                                                Oxford Venture Corporation
                                                since 1981.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    ---------
                                                                                  FUNDS IN FUND          OTHER DIRECTORSHIPS
                                                                                  -------------          -------------------
                         POSITION AND                                                COMPLEX              HELD OUTSIDE FUND
                         ------------                                                -------              -----------------
NAME, AGE, AND            LENGTH OF                                                OVERSEEN BY             COMPLEX BY FUND
--------------            ---------                                                -----------             ---------------
ADDRESS(1)              TIME SERVED(2)          PRINCIPAL OCCUPATION(S)          FUND TRUSTEE(4)               TRUSTEE
----------              --------------          -----------------------          ---------------               --------
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip             Trustee since           General Partner, Seip                    62            Director, H&R Block, Inc.
(57)                     2000; Lead             Investments LP (a private                              (financial services
                         Independent            investment partnership);                               company) since May 2001;
                           Trustee              formerly, President and                                Chairman, Compensation
                          beginning             CEO, Westaff, Inc.                                     Committee, H&R Block, Inc.
                            2006                (temporary staffing), May                              since 2006; Director,
                                                2001 to January 2002;                                  America One Foundation
                                                formerly, Senior Executive                             since 1998; formerly,
                                                at the Charles Schwab                                  Chairman, Governance and
                                                Corporation, 1983 to 1998,                             Nominating Committee, H&R
                                                including Chief Executive                              Block, Inc., 2004 to 2006;
                                                Officer, Charles Schwab                                formerly, Director, Forward
                                                Investment Management,                                 Management, Inc. (asset
                                                Inc. and Trustee, Schwab                               management company), 1999
                                                Family of Funds and Schwab                             to 2006; formerly Director,
                                                Investments, 1997 to 1998,                             E-Bay Zoological Society,
                                                and Executive Vice                                     1999 to 2003; formerly,
                                                President- Retail                                      Director, General Magic
                                                Brokerage, Charles Schwab                              (voice recognition
                                                & Co., Inc., 1994 to 1997.                             software), 2001 to 2002;
                                                                                                       formerly, Director,
                                                                                                       E-Finance Corporation
                                                                                                       (credit decisioning
                                                                                                       services), 1999 to 2003;
                                                                                                       formerly, Director,
                                                                                                       Save-Daily.com (micro
                                                                                                       investing services), 1999
                                                                                                       to 2003.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    ---------
                                                                                  FUNDS IN FUND          OTHER DIRECTORSHIPS
                                                                                  -------------          -------------------
                         POSITION AND                                                COMPLEX              HELD OUTSIDE FUND
                         ------------                                                -------              -----------------
NAME, AGE, AND            LENGTH OF                                                OVERSEEN BY             COMPLEX BY FUND
--------------            ---------                                                -----------             ---------------
ADDRESS(1)              TIME SERVED(2)          PRINCIPAL OCCUPATION(S)          FUND TRUSTEE(4)               TRUSTEE
----------              --------------          -----------------------          ---------------               --------
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight     Trustee since           Private investor and consultant          62            Director, Montpelier Re
(60)                         1993               specializing in the insurance                          (reinsurance company) since
                                                industry; formerly, Advisory                           2006; Director, National
                                                Director, Securitas Capital                            Atlantic Holdings Corporation
                                                LLC (a global private equity                           (property and casualty
                                                investment firm dedicated to                           insurance company) since
                                                making investments in the                              2004; Director, The
                                                insurance sector), 1998 to                             Proformance Insurance Company
                                                December 2003.                                         (property and casualty
                                                                                                       insurance company) since
                                                                                                       March 2004; formerly,
                                                                                                       Director, Providence
                                                                                                       Washington Insurance Company
                                                                                                       (property and casualty
                                                                                                       insurance company), December
                                                                                                       1998 to March 2006; formerly,
                                                                                                       Director, Summit Global
                                                                                                       Partners (insurance brokerage
                                                                                                       firm), 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp          Trustee since           Retired; formerly, Regional              62            None.
(63)                         2000               Manager for Mid-Southern
                                                Region, Ford Motor Credit
                                                Company, September 1997 to
                                                2007; formerly, President,
                                                Ford Life Insurance Company,
                                                April 1995 to August 1997.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    ---------
                                                                                  FUNDS IN FUND          OTHER DIRECTORSHIPS
                                                                                  -------------          -------------------
                         POSITION AND                                                COMPLEX              HELD OUTSIDE FUND
                         ------------                                                -------              -----------------
NAME, AGE, AND            LENGTH OF                                                OVERSEEN BY             COMPLEX BY FUND
--------------            ---------                                                -----------             ---------------
ADDRESS(1)              TIME SERVED(2)          PRINCIPAL OCCUPATION(S)          FUND TRUSTEE(4)               TRUSTEE
----------              --------------          -----------------------          ---------------               --------
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin*         President and           Executive Vice President and             62            Director, Dale Carnegie
(67)                    Trustee since           Chief Investment Officer,                              and Associates, Inc.
                             2002               Neuberger Berman Inc. (holding                         (private company) since
                                                company) since 2002 and 2003,                          1998; Director, Solbright,
                                                respectively; Managing                                 Inc. (private company) since
                                                Director and Chief Investment                          1998.
                                                Officer, Neuberger Berman,
                                                since December 2005 and 2003,
                                                respectively; formerly,
                                                Executive Vice President,
                                                Neuberger Berman, December
                                                2002 to 2005; Director and
                                                Chairman, NB Management since
                                                December 2002; formerly,
                                                Executive Vice President,
                                                Citigroup Investments, Inc.,
                                                September 1995 to February
                                                2002; formerly, Executive Vice
                                                President, Citigroup Inc.,
                                                September 1995 to February
                                                2002.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman*       Chairman of             Executive Vice President,                62            Director and Vice President,
(48)                    the Board and           Neuberger Berman Inc. (holding                         Neuberger & Berman Agency,
                        Trustee since           company) since 1999; Head of                           Inc. since 2000; formerly,
                        2000; Chief             Neuberger Berman Inc.'s                                Director, Neuberger Berman
                        Executive               Mutual Funds Business (since                           Inc. (holding company),
                        Officer since           1999) and Institutional Business                       October 1999 to March 2003;
                        1999;                   (1999 to October 2005);                                Trustee, Frost Valley YMCA;
                        President               responsible for Managed                                Trustee, College of Wooster.
                        from 1999 to            Accounts Business and
                        2000                    intermediary distribution
                                                since October 1999; President
                                                and Director, NB Management
                                                since 1999; Managing Director,
                                                Neuberger Berman since 2005;
                                                formerly, Executive Vice
                                                President, Neuberger Berman,
                                                1999 to December 2005;
                                                formerly, Principal, Neuberger
                                                Berman, 1997 to 1999;
                                                formerly, Senior Vice
                                                President, NB Management, 1996
                                                to 1999.
------------------------------------------------------------------------------------------------------------------------------------
   (1)  The business address of each listed person is 605 Third Avenue, New
        York, New York 10158.


   (2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

   (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

   (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

   * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management, Neuberger Berman and/or Lehman Brothers Asset Management.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------


                                POSITION AND LENGTH OF
                                ----------------------
NAME, AGE, AND ADDRESS(1)           TIME SERVED(2)                  PRINCIPAL OCCUPATION(S)(3)
-------------------------           --------------                  ---------------------------
Andrew B. Allard (46)         Anti-Money Laundering                 Senior Vice President, Neuberger Berman since 2006; Deputy
                              Compliance Officer since 2002         General Counsel, Neuberger Berman since 2004; formerly,
                                                                    Vice President, Neuberger Berman, 2000 to 2005; formerly,
                                                                    Associate General Counsel, Neuberger Berman, 1999 to 2004;
                                                                    Anti-Money Laundering Compliance Officer, sixteen
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (six since
                                                                    2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Michael J. Bradler (37)     Assistant Treasurer since 2005          Vice President, Neuberger Berman since 2006; Employee, NB
                                                                    Management since 1997; Assistant Treasurer, sixteen
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (fourteen
                                                                    since 2005 and two since 2006).


                                POSITION AND LENGTH OF
                                ----------------------
NAME, AGE, AND ADDRESS(1)           TIME SERVED(2)                  PRINCIPAL OCCUPATION(S)(3)
-------------------------           --------------                  ---------------------------
Claudia A. Brandon (51)        Secretary since 1985                 Senior Vice President, Neuberger Berman since 2007; Vice
                                                                    President-Mutual Fund Board Relations, NB Management since
                                                                    2000 and Assistant Secretary since 2004; formerly, Vice
                                                                    President, Neuberger Berman, 2002 to 2006 and Employee
                                                                    since 1999; Secretary, sixteen registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator (three since 1985, three since
                                                                    2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (51)             Vice President since 2000             Managing Director, Neuberger Berman since 2007; formerly,
                                                                    Senior Vice President, Neuberger Berman, 2003 to 2006;
                                                                    formerly, Vice President, Neuberger Berman, 1999 to 2003;
                                                                    Senior Vice President, NB Management since 2000; Vice
                                                                    President, sixteen registered investment companies for
                                                                    which NB Management acts as investment manager and
                                                                    administrator (three since 2000, three since 2002, three
                                                                    since 2003, four since 2004, one since 2005 and two since
                                                                    2006).

Brian J. Gaffney (54)         Vice President since 2000             Managing Director, Neuberger Berman since 1999; Senior Vice
                                                                    President, NB Management since 2000; Vice President,
                                                                    sixteen registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (three since 2000, three since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Maxine L. Gerson (56)         Chief Legal Officer since 2005        Senior Vice President, Neuberger Berman since 2002; Deputy
                              (only for purposes of sections        General Counsel and Assistant Secretary, Neuberger Berman
                              307 and 406 of the                    since 2001; Senior Vice President, NB Management since
                              Sarbanes-Oxley Act of 2002)           2006; Secretary and General Counsel, NB Management since
                                                                    2004; Chief Legal Officer (only for purposes of sections
                                                                    307 and 406 of the Sarbanes-Oxley Act of 2002), sixteen
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (fourteen
                                                                    since 2005 and two since 2006).


                                POSITION AND LENGTH OF
                                ----------------------
NAME, AGE, AND ADDRESS(1)           TIME SERVED(2)                  PRINCIPAL OCCUPATION(S)(3)
-------------------------           --------------                  ---------------------------
Sheila R. James (42)           Assistant Secretary since 2002       Assistant Vice President, Neuberger Berman since 2007 and
                                                                    Employee since 1999; Assistant Secretary, sixteen
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (six since
                                                                    2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Kevin Lyons (52)               Assistant Secretary since 2003       Employee, Neuberger Berman since 1999; Assistant Secretary, sixteen registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (nine since 2003, four since 2004, one since 2005 and two
                                                                    since 2006).

John M. McGovern (37)             Treasurer and Principal           Senior Vice President, Neuberger Berman since 2007;
                               Financial and Accounting Officer     formerly, Vice President, Neuberger Berman, 2004 to 2006;
                                 since 2005; prior thereto,         Employee, NB Management since 1993; Treasurer and Principal
                               Assistant Treasurer since 2002       Financial and Accounting Officer, sixteen registered
                                                                    investment companies for which NB Management acts as
                                                                    investment manager and administrator (fourteen since 2005
                                                                    and two since 2006); formerly, Assistant Treasurer,
                                                                    fourteen registered investment companies for which NB
                                                                    Management acts as investment manager and administrator,
                                                                    2002 to 2005.

Frank Rosato (36)             Assistant Treasurer since 2005        Vice President, Neuberger Berman since 2006; Employee, NB
                                                                    Management since 1995; Assistant Treasurer, sixteen
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (fourteen
                                                                    since 2005 and two since 2006).

Frederic B. Soule (61)          Vice President since 2000           Senior Vice President, Neuberger Berman since 2003;
                                                                    formerly, Vice President, Neuberger Berman, 1999 to 2002;
                                                                    Vice President, sixteen registered investment companies for which NB Management acts as investment manager and
                                                                    administrator (three since 2000, three since 2002, three
                                                                    since 2003, four since 2004, one since 2005 and two since
                                                                    2006).


                                POSITION AND LENGTH OF
                                ----------------------
NAME, AGE, AND ADDRESS(1)           TIME SERVED(2)                  PRINCIPAL OCCUPATION(S)(3)
-------------------------           --------------                  ---------------------------
Chamaine Williams (36)      Chief Compliance Officer since 2005     Senior Vice President, Neuberger Berman since 2007; Chief
                                                                    Compliance Officer, NB Management since 2006; Senior Vice
                                                                    President, Lehman Brothers Inc. since 2007; formerly, Vice
                                                                    President, Lehman Brothers Inc., 2003 to 2006; Chief
                                                                    Compliance Officer, sixteen registered investment companies for which NB Management acts as investment manager and
                                                                    administrator (fifteen since 2005 and one since 2006);
                                                                    Chief Compliance Officer, Lehman Brothers Asset Management
                                                                    Inc. since 2003; Chief Compliance Officer, Lehman Brothers
                                                                    Alternative Investment Management LLC since 2003; formerly,
                                                                    Vice President, UBS Global Asset Management (US) Inc.
                                                                    (formerly, Mitchell Hutchins Asset Management, a
                                                                    wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

   (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

   (2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

   (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


THE BOARD OF TRUSTEES
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.


     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met [______ times].

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met [______ times]. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, Neuberger Berman and Lehman Brothers Asset Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met [______ times].

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met [______ times].

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are
C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Income Funds, 605 Third Avenue, 2[nd] Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2007, the Committee met [______ times].

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met [______ times].

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met [______ times].


     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Prior to January 1, 2008, for serving as a trustee of the fund family, each Independent Fund Trustee received an annual retainer of $60,000, paid quartely, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board of Independent Fund Trustees determine whether a few was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time committment, the Chair of the Board's Audit Committee received $5,000 per year and each member of the Audit Committee including the Chair, received $1,000 for each Audit Committee meeting he or she attended in person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year. Effective January 1, 2008, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the funds in the fund family, each Independent Fund Trustee receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in- person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair will determine whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Lead Independent Trustee receives an additional $35,000 per year.

     The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.


     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.


                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/07
                         ------------------------------

                                                      Aggregate        Total Compensation from
                                                    Compensation       Investment Companies in
Name and Position with the Trust                   from the Trust         the Fund Complex
--------------------------------                   --------------         ----------------
INDEPENDENT FUND TRUSTEES

John Cannon                                           $[__]                     $
Trustee

Faith Colish                                            $                       $
Trustee

Martha C. Goss                                         $*                       $*
Trustee

C. Anne Harvey                                          $                       $
Trustee

Robert A. Kavesh                                        $                       $
Trustee

Michael M. Knetter                                     $*                       $*
Trustee

Howard A. Mileaf                                        $                       $
Trustee



                                                      Aggregate        Total Compensation from
                                                    Compensation       Investment Companies in
Name and Position with the Trust                   from the Trust         the Fund Complex
--------------------------------                   --------------         ----------------
George W. Morriss                                      $*                       $*
Trustee

Edward I. O'Brien                                       $                       $
Trustee

William E. Rulon                                        $                       $
Trustee

Cornelius T. Ryan                                       $                       $
Trustee

Tom D. Seip                                             $                       $
Trustee

Candace L. Straight                                     $                       $
Trustee

Peter P. Trapp                                          $                       $
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
Jack L. Rivkin                                         $0                       $0
President and Trustee

Peter E. Sundman                                       $0                       $0
Chairman of the Board, Chief Executive
Officer and Trustee


*Mr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007. Ms. Goss became a Fund Trustee on June 1, 2007.

     On [February 1, 2008] the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

OWNERSHIP OF EQUITY SECURITIES BY THE FUND TRUSTEES
---------------------------------------------------



     Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2007.




----------------------------------------------------------------------------------------------------------------------------------
                         Cash       High    Core    Short         Municipal        Municipal     New York Municipal     Strategic
                       Reserves    Income   Bond   Duration       Securities         Money             Money              Income
----------------------------------------------------------------------------------------------------------------------------------
John Cannon          [___]
----------------------------------------------------------------------------------------------------------------------------------
Faith Colish
----------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss
----------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey
----------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                         Cash       High    Core    Short         Municipal        Municipal     New York Municipal     Strategic
                       Reserves    Income   Bond   Duration       Securities         Money             Money              Income
----------------------------------------------------------------------------------------------------------------------------------
Michael M.
Knetter
----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf
----------------------------------------------------------------------------------------------------------------------------------
George W. Morriss
----------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien
----------------------------------------------------------------------------------------------------------------------------------
William E. Rulon
----------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan
----------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip
----------------------------------------------------------------------------------------------------------------------------------
Candace L.
Straight
----------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp
----------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin
----------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman
----------------------------------------------------------------------------------------------------------------------------------

A = None B = $1-$10,000 C = $10,001 - $50,000D = $50,001-$100,000 E = over
$100,000

     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family.


---------------------------------------------------------------------------------------
                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                      SECURITIES IN ALL REGISTERED
                                                    INVESTMENT COMPANIES OVERSEEN BY
                                                      FUND TRUSTEE IN FAMILY OF
NAME OF FUND TRUSTEE                                    INVESTMENT COMPANIES*
---------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
-------------------------------------------------   -----------------------------------
John Cannon                                                     [__]
-------------------------------------------------   -----------------------------------
Faith Colish
-------------------------------------------------   -----------------------------------
Martha C. Goss
-------------------------------------------------   -----------------------------------
C. Anne Harvey
-------------------------------------------------   -----------------------------------
Robert A. Kavesh
-------------------------------------------------   -----------------------------------
Michael M. Knetter
-------------------------------------------------   -----------------------------------
Howard A. Mileaf
-------------------------------------------------   -----------------------------------
George W. Morriss
-------------------------------------------------   -----------------------------------
Edward I. O'Brien
-------------------------------------------------   -----------------------------------
William E. Rulon
-------------------------------------------------   -----------------------------------
Cornelius T. Ryan
-------------------------------------------------   -----------------------------------
Tom D. Seip
-------------------------------------------------   -----------------------------------
Candace L. Straight
-------------------------------------------------   -----------------------------------
Peter P. Trapp
-------------------------------------------------   -----------------------------------



---------------------------------------------------------------------------------------
                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                      SECURITIES IN ALL REGISTERED
                                                    INVESTMENT COMPANIES OVERSEEN BY
                                                      FUND TRUSTEE IN FAMILY OF
NAME OF FUND TRUSTEE                                    INVESTMENT COMPANIES*
---------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
-------------------------------------------------   -----------------------------------
Jack L. Rivkin
-------------------------------------------------   -----------------------------------
Peter E. Sundman
-------------------------------------------------   -----------------------------------

   * Valuation as of December 31, 2007.

A = None B = $1-$10,000 C = $10,001 - $50,000D = $50,001-$100,000 E = over
$100,000


INDEPENDENT FUND TRUSTEES OWNERSHIP OF SECURITIES
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------


     NB Management serves as the investment manager to each Fund pursuant to a management agreement with the Trust, dated November 3, 2003 for Lehman Brothers HIGH INCOME BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES TRUST, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES, and dated May 31, 2005 for Lehman Brothers CORE BOND Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund.


     Each Management Agreement provides, in substance, that NB Management will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund's assets. Each Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. Each Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." Each of these Funds pays NB Management a management fee based on the Fund's average daily net assets, as described below.

     With regard to Lehman Brothers CORE BOND Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Funds; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Funds.

     NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to each Fund pursuant to seven administration agreements with the Trust, one for each of the Investor Share Class and Trust Share Class of Lehman Brothers SHORT DURATION Bond Fund, each dated November 3, 2003, one for the Institutional Share Class of Lehman Brothers CORE BOND Fund dated May 31, 2005, one for the Institutional Share Class of Lehman Brothers STRATEGIC INCOME Fund amended and restated February 28, 2007, one for the Trust Share Class of Lehman Brothers STRATEGIC INCOME Fund dated February 28, 2007, one for Class A dated December 17, 2007 and one for Class C dated December 17, 2007 (each an "Administration Agreement," collectively, the "Administration Agreements"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.


     Under each Administration Agreement, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

     From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.


     Third parties may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Funds intend to contract with third parties for only those services they may legally provide. If, due to a change in laws governing those third parties or in the interpretation of any such law, a third party is prohibited from performing some or all of the above-described services, NB Management or a Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

MANAGEMENT AND ADMINISTRATION FEES
----------------------------------

     For investment management services, each Fund (except Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES) pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.


     For investment management services, Lehman Brothers HIGH INCOME Bond Fund pays NB Management a fee at the annual rate of 0.48% of average daily net assets.


     For investment management services, Lehman Brothers STRATEGIC INCOME Fund pays NB Management a fee at the annual rate of 0.55% of average daily net assets.

     For investment management services, Neuberger Berman CASH RESERVES pays NB Management a fee at the annual rate of 0.10% of its average daily net assets. NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average net assets of the Fund. This undertakings is terminable by Management upon notice to the Fund.


     INVESTOR CLASS. For administrative services, the Investor Class of each Fund pays NB Management a fee at the annual rate of 0.27% of that Class's average daily net assets, plus certain out-of-pocket expenses, for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate third parties, including investment providers, for recordkeeping, accounting and other services. (For Lehman Brothers CORE BOND Fund, a portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by this Class of the Fund; see "Distribution Arrangements" below.)

     The Investor Class of Neuberger Berman CASH Reserves, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 2007, 2006, and 2005:

                       Management and Administration Fees
                            Accrued for Fiscal Years
                                Ended October 31

 INVESTOR CLASS                2007       2006         2005
 --------------                ----       ----         ----
 CASH RESERVES               $[__]   $2,035,692   $1,927,356
 HIGH INCOME                     $   $4,870,696   $6,313,428
 SHORT DURATION                  $     $767,180     $813,149
 MUNICIPAL MONEY                 $   $4,152,633   $2,730,503

                               Management and Administration Fees
                                    Accrued for Fiscal Years
                                        Ended October 31

 INVESTOR CLASS                2007       2006         2005
 --------------                ----       ----         ----
 MUNICIPAL SECURITIES            $     $170,297     $186,269
 NEW YORK MUNICIPAL MONEY        $     $694,099           $0


     The Investor Class of Lehman Brothers CORE BOND Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2007 and 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005:

                      MANAGEMENT AND ADMINISTRATION FEES
                      ----------------------------------
                                ACCRUED
                                -------
                                                                    FISCAL YEAR
                                                                    -----------
INVESTOR CLASS*    FISCAL YEAR     FISCAL YEAR    FROM OCTOBER 1,      ENDED
---------------    -----------     -----------    ---------------      -----
                  ENDED OCTOBER   ENDED OCTOBER   2005 TO OCTOBER    SEPTEMBER
                  -------------   -------------   ---------------    ---------
                   31, 2007        31, 2006         31, 2005         30, 2005
                   --------        --------         --------         --------

CORE BOND          $[__]          $165,315         $13,027           $167,632

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

     INSTITUTIONAL CLASS. For administrative services, the Institutional Class of Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund each pays NB Management a fee at the annual rate of 0.15% of that Class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate each such third party that provides such services. In addition, a Fund may compensate third parties, including investment providers, for accounting and other services.

     The Institutional Class of Lehman Brothers CORE BOND Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2007 and 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005:

                    MANAGEMENT AND ADMINISTRATION FEES
                    ----------------------------------
                              ACCRUED
                              -------
INSTITUTIONAL                                                      FISCAL YEAR
-------------                                                      -----------
CLASS*           FISCAL YEAR     FISCAL YEAR    FROM OCTOBER 1,      ENDED
-----            -----------     -----------    ---------------      -----
                ENDED OCTOBER   ENDED OCTOBER   2005 TO OCTOBER    SEPTEMBER
                -------------   -------------   ---------------    ---------
                 31, 2007        31, 2006         31, 2005         30, 2005
                 --------        --------         --------         --------
CORE BOND        $[__]           $176,883         $15,298          $485,743
     *Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

     The Institutional Class of Lehman Brothers STRATEGIC INCOME Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2007, 2006, and 2005:

                       MANAGEMENT AND ADMINISTRATION FEES
                       ----------------------------------
                            ACCRUED FOR FISCAL YEARS
                            ------------------------
                                ENDED OCTOBER 31
                                ----------------
 INSTITUTIONAL CLASS              2007          2006        2005
 -------------------              ----          ----        ----
 STRATEGIC INCOME                   $[__]     $175,198    $232,834






     TRUST CLASS. For administrative services, the Trust Class of the Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund each pays NB Management a fee at the annual rate of 0.50% and 0.40%, respectively, of its average daily net assets, plus certain out-of-pocket expenses, for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Fund Trustees, including a majority of Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate such third party that provides such services. (For the Trust Class of Lehman Brothers STRATEGIC INCOME Fund, a portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by this Class of the Fund; see "Distribution Arrangements" below.)

     The Trust Class of Lehman Brothers SHORT DURATION Bond Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2007, 2006, and 2005:

                       MANAGEMENT AND ADMINISTRATION FEES
                       ----------------------------------
                            ACCRUED FOR FISCAL YEARS
                            ------------------------
                                ENDED OCTOBER 31
                                ----------------
 TRUST CLASS                     2007        2006        2005
 -----------                     ----        ----        ----
 SHORT DURATION                  $[__]     $135,050    $170,314

     CLASS A AND CLASS C. For administrative services, Class A and Class C of Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund pays NB Management a fee at the annual rate of 0.27% of that Class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement, and may compensate each such third party that provides such services. In addition, a Fund may compensate third parties, including investment providers, for recordkeeping, accounting and other services.

     Each Management Agreement continues until October 31, 2008. Each Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreements continue until October 31, 2008 except for the Class A and Class C Administration Agreements which continue until October 31, 2009. The Administration Agreements are renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.


     Each Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreements are terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.


CONTRACTUAL EXPENSE LIMITATIONS
-------------------------------

     NB Management has contractually undertaken, during the respective period noted below, to forgo current payment of fees and/or reimburse annual operating expenses of each Class of each Fund listed below so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") do not exceed the rate per annum noted below ("Expense Limitation").

     Each Fund listed below has agreed to repay NB Management out of assets attributable to its respective Class noted below for any fees forgone by NB Management under the Expense Limitation or any Operating Expenses NB Management reimburses in excess of the Expense Limitation, provided the repayments do not cause that Class' Operating Expenses to exceed the respective annual rate of average daily net assets as noted below and the repayments are made within three years after the year in which NB Management incurred the expense.

      With respect to any Fund, the appropriateness of these undertakings is determined on a Fund-by-Fund and class-by-class basis.



FUND                                                CLASS               LIMITATION        EXPENSE
----                                                -----               ----------        -------
                                                                         PERIOD          LIMITATION
                                                                         ------          ----------
Neuberger Berman Cash Reserves                      Investor           10/31/2011          0.65%
Lehman Brothers High Income Bond Fund               Investor           10/31/2011          1.00%
Lehman Brothers Short Duration Bond Fund            Investor           10/31/2011          0.70%
                                                     Trust             10/31/2011          0.80%
Lehman Brothers Municipal Money Fund                Investor           10/31/2011          0.59%
Lehman Brothers Municipal Securities Trust          Investor           10/31/2011          0.65%
Lehman Brothers New York Municipal Money Fund       Investor           10/31/2011          0.59%
Lehman Brothers Core Bond Fund                      Investor           10/31/2018          0.85%
                                                 Institutional         10/31/2018          0.45%
                                                    Class A           [10/31/2017]         0.85%
                                                    Class C           [10/31/2017]         1.60%
Lehman Brothers Strategic Income Fund               Trust              10/31/2011          1.10%
                                                Institutional          10/31/2018         [0.75%]
                                                   Class A            [10/31/2017]         1.15%

                                                   Class C            [10/31/2017]         1.85%




     NB Management reimbursed each Class of each Fund listed below the following amount of expenses pursuant to each Fund's contractual arrangement:

                                            EXPENSES REIMBURSED FOR FISCAL YEARS
                                                     ENDED OCTOBER 31,
FUND                                           2007        2006         2005
----                                           ----        ----         ----
Cash Reserves - Investor Class                $[___]           $0           $0
High Income Bond- Investor Class                               $0           $0
Short Duration Bond- Investor Class                      $144,034     $145,616
Short Duration Bond- Trust Class                          $47,206      $49,486
Municipal Money- Investor Class                          $193,464           $0
Municipal Securities Trust - Investor Class              $176,704     $157,589
New York Municipal Money- Investor Class                 $123,196           $0
Strategic Income - Trust Class                                 $0           $0
Strategic Income - Institutional Class                   $336,211     $297,154


                                      FISCAL YEAR    FISCAL YEAR   FROM OCTOBER    FISCAL YEAR
                                      -----------    -----------   ------------    -----------
                                        ENDED          ENDED       1, 2005 TO         ENDED
                                        -----          -----       ----------         -----
                                     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     SEPTEMBER 30,
                                     -----------    -----------    -----------     -------------
FUND                                   2007            2006          2005              2005
----                                   ----            ----          ----              ----
Core Bond- Investor Class*             $[__]         $119,159       $13,113         $38,578
Core Bond- Institutional Class*                       $98,223       $15,063         $76,763

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

     Each Class of each Fund listed below repaid NB Management the following amounts of expenses that NB Management reimbursed to each Fund.

                                             EXPENSES REPAID FOR FISCAL YEARS
                                                    ENDED OCTOBER 31,
 FUND                                           2007       2006       2005
 ----                                           ----       ----       ----
 Cash Reserves - Investor Class                   [__]
 High Income Bond- Investor Class
 Short Duration Bond- Investor Class
 Short Duration Bond- Trust Class
 Municipal Money- Investor Class
 Municipal Securities Trust - Investor Class
 New York Municipal Money- Investor Class
 Core Bond- Investor Class
 Core Bond- Institutional Class
 Strategic Income - Trust Class
 Strategic Income - Institutional Class


VOLUNTARY FEE WAIVERS
---------------------

     In addition, NB Management has voluntarily agreed to waive its management fee for Neuberger Berman CASH RESERVES and Lehman Brothers CORE BOND Fund in the amount of 0.02% and 0.25% of its average daily net assets, respectively. These waivers may be terminated at any time without notice to the Funds.

      The tables below show the amounts reimbursed by NB Management pursuant to these voluntary arrangements:

                                        EXPENSES REIMBURSED FOR FISCAL YEARS
                                                  ENDED AUGUST 31,
 FUND                                     2007        2006          2005
 ----                                     ----        ----          ----
 Cash Reserves - Investor Class              [__]   $110,037      $83,671


                                  FISCAL YEAR   FISCAL YEAR   FROM OCTOBER     FISCAL YEAR
                                  -----------   -----------   ------------     -----------
                                    ENDED          ENDED       1, 2005 TO        ENDED
                                    -----          -----       ----------        -----
                                  OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     SEPTEMBER 30,
                                  -----------   -----------    -----------     -------------
FUND                                 2007         2006           2005             2005
----                                 ----         ----           ----             ----
Core Bond- Investor               $[__]         $74,257         $5,011          $18,529
Core Bond- Institutional Class*                $103,013         $7,645          $30,159

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

Sub-Advisers
------------

      LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS NEW YORK MUNICIPAL
      ---------------------------------------------------------------------
MONEY Fund
----------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to Lehman Brothers CORE BOND Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund pursuant to a sub-advisory agreement dated May 31, 2005.

     Pursuant to this sub-advisory agreement, NB Management has delegated responsibility for each Fund's day-to-day management to Lehman Brothers Asset Management. This sub-advisory agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund's assets. This sub-advisory agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of each Fund through associated  persons  of Lehman  Brothers  Asset  Management.  This  sub-advisory agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to each Fund, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.


     LEHMAN BROTHERS HIGH INCOME BOND FUND,  LEHMAN BROTHERS SHORT DURATION BOND
     ---------------------------------------------------------------------------
FUND,  LEHMAN BROTHERS  MUNICIPAL  SECURITIES TRUST,  LEHMAN BROTHERS  STRATEGIC
--------------------------------------------------------------------------------
INCOME FUND AND NEUBERGER BERMAN CASH RESERVES
----------------------------------------------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Neuberger Berman CASH RESERVES pursuant to a sub-advisory agreement dated November 3, 2003 and an assignment and assumption agreement dated February 28, 2007. Prior to February 28, 2007, Neuberger Berman served as sub-adviser to these Funds. NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to Lehman Brothers STRATEGIC INCOME Fund pursuant to a sub-advisory agreement dated November 3, 2003. Throughout this section, the term "Sub-Adviser" will refer to Lehman Brothers Asset Management or Neuberger Berman, as applicable.

     These sub-advisory agreements provide in substance that the Sub-Adviser will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that the Sub-Adviser, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of the Sub-Adviser. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. These sub-advisory agreements provide that NB Management will pay for the services rendered by the Sub-Adviser based on the direct and indirect costs to the Sub-Adviser in connection with those services.

      ALL FUNDS
      ---------


     Each sub-advisory agreement continues until October 31, 2008 for each Fund and is renewable from year to year, subject to approval of its continuance in the same manner as each Management Agreement. The sub-advisory agreements are subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, by Neuberger Berman or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. Each sub-advisory agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.


PORTFOLIO MANAGER INFORMATION
-----------------------------

--------------------------------------------------------------------
 PORTFOLIO MANAGER       FUND(S) MANAGED
--------------------------------------------------------------------
 ANN H. BENJAMIN         Lehman Brothers High Income Bond Fund
                         Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------
 STEVEN BROWN            Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------
 JOHN E. DUGENSKE        Lehman Brothers Short Duration Bond Fund
                         Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------
 WILLIAM FURRER          Lehman Brothers Municipal Securities Trust
--------------------------------------------------------------------
 JAMES L. ISELIN         Lehman Brothers Municipal Securities Trust
--------------------------------------------------------------------
 RICHARD W. KNEE         Lehman Brothers Core Bond Fund
--------------------------------------------------------------------
 RICHARD LEVINE          Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------
 JOHN LOVITO             Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------
 THOMAS P. O'REILLY      Lehman Brothers High Income Bond Fund
                         Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------
 JACK RIVKIN             Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------

--------------------------------------------------------------------
 THOMAS SONTAG           Lehman Brothers Short Duration Bond Fund
                         Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------



      ACCOUNTS MANAGED
      ----------------

      The table below describes the accounts for which each Portfolio Manager has day-to-day management responsibility as of October 31, 2007.



                                                                  NUMBER OF
                                               TOTAL           ACCOUNTS MANAGED         ASSETS MANAGED FOR
                            NUMBER OF          ASSETS          FOR WHICH ADVISORY       WHICH ADVISORY FEE IS
                            ACCOUNTS          MANAGED               FEE IS               PERFORMANCE-BASED
TYPE OF ACCOUNT             MANAGED         ($ MILLIONS)       PERFORMANCE-BASED           ($ MILLIONS)
ANN H. BENJAMIN

Registered Investment                        $[__]                  -                           -
Companies*

Other Pooled Investment                                             -                           -
Vehicles

Other Accounts**                                $

STEVEN BROWN

Registered Investment                           $                   -                           -
Companies*

Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**                                $                   -                           -

JOHN E. DUGENSKE

Registered Investment                           $                   -                           -
Companies*

Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**                                $                   -                           -

WILLIAM FURRER

Registered Investment                           $                   -                           -
Companies*

Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**                                $                   -                           -

JAMES L. ISELIN

Registered Investment                           $                   -                           -
Companies*



                                                                  NUMBER OF
                                               TOTAL           ACCOUNTS MANAGED         ASSETS MANAGED FOR
                            NUMBER OF          ASSETS          FOR WHICH ADVISORY       WHICH ADVISORY FEE IS
                            ACCOUNTS          MANAGED               FEE IS               PERFORMANCE-BASED
TYPE OF ACCOUNT             MANAGED         ($ MILLIONS)       PERFORMANCE-BASED           ($ MILLIONS)
Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**                                $                   -                           -

RICHARD W. KNEE

Registered Investment                           $                   -                           -
Companies*

Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**                                $                   -                           -

RICHARD LEVINE

Registered Investment                           $                   -                           -
Companies*

Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**                                $                   -                           -

JOHN LOVITO

Registered Investment                           $                   -                           -
Companies*

Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**                                $                   -                           -

THOMAS P. O'REILLY

Registered Investment                           $                   -                           -
Companies*

Other Pooled Investment                         -                   -
Vehicles

Other Accounts**                                $

JACK RIVKIN

Registered Investment                           $                   -                           -
Companies*

Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**              -                 -                   -                           -

THOMAS SONTAG

Registered Investment                           $                   -                           -
Companies*



                                                                  NUMBER OF
                                               TOTAL           ACCOUNTS MANAGED         ASSETS MANAGED FOR
                            NUMBER OF          ASSETS          FOR WHICH ADVISORY       WHICH ADVISORY FEE IS
                            ACCOUNTS          MANAGED               FEE IS               PERFORMANCE-BASED
TYPE OF ACCOUNT             MANAGED         ($ MILLIONS)       PERFORMANCE-BASED           ($ MILLIONS)
Other Pooled Investment       -                 -                   -                           -
Vehicles

Other Accounts**                                $                   -                           -

*Registered Investment Companies include all mutual funds managed by the portfolio manager, including the Funds.
**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).

      CONFLICTS OF INTEREST
      ---------------------


     Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a Fund, and which may include transactions that are directly contrary to the positions taken by a Fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a Fund it manages also invests. In such as case, the Portfolio Manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a Fund may outperform the securities selected for the Fund. Finally, a conflict of interest may arise if NB Management and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all Funds or accounts for which the Portfolio Manager is responsible.

     NB Management, Neuberger Berman, Lehman Brothers Asset Management and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     COMPENSATION
     ------------


     NB MANAGEMENT. A portion of the compensation paid to each Portfolio Manager for management of the mutual funds in the fund family is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.


     Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager will generally receive a percentage of pre- tax revenue determined on a monthly basis less third party payouts (e.g., a "finder's fee" or "referral fee" paid to a third party). To determine the percentage of revenue a Portfolio Manager receives, the aggregate fees collected on the accounts for which the Portfolio Manager are responsible are compared to a predetermined benchmark of fees that is grown 4% per annum.

     NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.


     In  addition,   there  are  additional  stock  and  option  award  programs available.

     NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.


     LEHMAN BROTHERS ASSET MANAGEMENT. Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall portfolio performance in relation to their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.


     The percentage of compensation varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.

     Additionally, certain key members of the investment professional staff of Lehman Brothers Asset Management who were previously covered by employment contracts with Lehman Brothers will receive annual payouts from an Incentive Payment Pool ("IPP") valued at a fixed multiple of earnings for the fixed income business. Payouts began in 2007 and extend through 2009, and have specific non-compete and non-solicitation provision restrictions.


     Some accounts the Portfolio Managers manage tie compensation to performance. However, no substantial portion of the manager's compensation is tied directly to performance, so we believe that there are no significant incentives for them to take undue risks.

      OWNERSHIP OF SECURITIES
      -----------------------


      Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund(s) that the Portfolio Manager manages as of October 31, 2007.


--------------------------------------------------------------------------------
                                                                    DOLLAR RANGE
                                                                     OF EQUITY
                                                                    SECURITIES
                                                                      OWNED IN
PORTFOLIO MANAGER               FUND(S) MANAGED                      THE FUND
--------------------------------------------------------------------------------

ANN H. BENJAMIN       Lehman Brothers High Income Bond Fund           [__]
--------------------------------------------------------------------------------
                      Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------------------
STEVEN BROWN          Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------------------
JOHN E. DUGENSKE      Lehman Brothers Short Duration Bond Fund
--------------------------------------------------------------------------------
                      Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------------------
WILLIAM FURRER        Lehman Brothers Municipal Securities Trust
--------------------------------------------------------------------------------
JAMES ISELIN          Lehman Brothers Municipal Securities Trust
--------------------------------------------------------------------------------
RICHARD W. KNEE       Lehman Brothers Core Bond Fund
--------------------------------------------------------------------------------
RICHARD LEVINE        Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------------------
JOHN LOVITO           Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------------------
THOMAS P. O'REILLY    Lehman Brothers High Income Bond Fund
--------------------------------------------------------------------------------
                      Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------------------
JACK RIVKIN           Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------------------
THOMAS SONTAG         Lehman Brothers Short Duration Bond Fund
--------------------------------------------------------------------------------
                      Lehman Brothers Strategic Income Fund
--------------------------------------------------------------------------------

      A = NONE                                         E = $100,001-$500,000

      B = $1-$10,000                                   F = $500,001-$1,000,000

      C = $10,001 - $50,000                            G = OVER $1,000,001

      D =$50,001-$100,000

INVESTMENT COMPANIES MANAGED
----------------------------


     The investment decisions concerning the Funds and the other registered investment companies managed by NB Management, Neuberger Berman and/or Lehman Brothers Asset Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management, Neuberger Berman and/or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.


     There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by NB Management, Neuberger Berman or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management, Neuberger Berman and/or Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Funds are subject to certain limitations imposed on all advisory clients of NB Management, Neuberger Berman and/or Lehman Brothers Asset Management (including the Funds, the Other NB Funds, and other managed accounts) and personnel of NB Management, Neuberger Berman and/or Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management, Neuberger Berman and/or Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS
---------------

     The Funds, NB Management, Neuberger Berman and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND LEHMAN BROTHERS ASSET MANAGEMENT
----------------------------------------------------------------------------


     Neuberger Berman, Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Joe Amato, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Richard W. Knee, Lori A. Loftus and Bradley C. Tank.


     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS


     Neuberger Berman CASH RESERVES, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund offer a Class of shares, known as Investor Class. Lehman Brothers CORE BOND Fund offers four Classes of shares known as Class A, Class C, Investor Class and Institutional Class. Lehman Brothers SHORT DURATION Bond Fund offers two Classes of shares known as Investor Class and Trust Class. Lehman Brothers STRATEGIC INCOME Fund offers four Classes of shares know as Class A, Class C, Institutional Class and Trust Class.


DISTRIBUTOR
-----------


     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class, Institutional Class and Trust Class shares are offered on a no-load basis. Class A and Class C (with the exception of Grandfathered Investors as defined in the Prospectus) are available only through Institutions that have entered into selling agreements with NB Management.

     Lehman Brothers SHORT DURATION Bond Fund Trust Class Shares are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.


     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class shares, Institutional Class shares, and Trust Class shares of Lehman Brothers STRATEGIC INCOME Fund, each a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of each Fund's Class A, Class C, Institutional Class and Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares. For Class A shares, the Distributor receives commission revenue consisting of the portion of Class A sales charge remaining after the allowances by the Distributor to Institutions. For Class C shares, the Distributor receives any contingent deferred sales charges that apply during the first year after purchase. A Fund pays the Distributor for advancing the immediate service fees and commissions paid to qualified Institutions of Class C shares.

     For each Fund that is sold directly to investors (currently, the Funds with an Investor Class or Institutional Class, certain Funds with a Trust Class and Funds with Class A shares for Grandfathered Investors as defined in the Class A and Class C shares Prospectus), the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.


     From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class, except Class A, Class C, the Trust Class of Lehman Brothers STRATEGIC INCOME Fund and the Investor Class of Lehman Brothers CORE BOND Fund which is each a party to a Distribution and Services Agreement, (collectively, the "Distribution Agreements"). The Distribution Agreements continue until October 31, 2008. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as each Management Agreement.

DISTRIBUTION PLAN (CLASS A ONLY)
--------------------------------

     The Trust, on behalf of Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to Class A of each Fund. The Plan provides that the Funds will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from Class A of each Fund a fee at the annual rate of 0.25% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to broker-dealers, banks, third-party administrators and other financial intermediaries that make available Class A shares and/or provide services to Class A and its shareholders. The fee paid to such institutions is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class A of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class A's Plan complies with these rules.

DISTRIBUTION PLAN (CLASS C ONLY)
--------------------------------

     The Trust, on behalf of Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund, has also adopted a Plan with respect to Class C of each Fund. The Plan provides that Class C of each Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from Class C of each Fund a fee at the annual rate of 1.00% of that Class's average daily net assets of which 0.75% is a distribution fee and 0.25% is a service fee. NB Management may pay up to the full amount of this fee to broker-dealers, banks, third-party administrators and other financial intermediaries that make available Class C shares and/or provide services to Class C and its shareholders. The fee paid to such institutions is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class C of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class C's Plan complies with these rules.

DISTRIBUTION PLAN (LEHMAN BROTHERS CORE BOND FUND INVESTOR CLASS ONLY)
----------------------------------------------------------------------

     The Trust, on behalf of Lehman Brothers CORE BOND Fund, has also adopted a Plan with respect to the Investor Class of the Fund. The Plan provides that the Investor Class of the Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the

Funds. Under the Plan, NB Management receives from the Investor Class of Lehman Brothers CORE BOND Fund a fee at the annual rate of 0.25% of the Class' average daily net assets. NB Management may pay up to the full amount of this fee to broker-dealers, banks, third-party administrators and other financial intermediaries that make available Investor Class shares of the Fund and/or provide services to the Fund's Investor Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Investor Class of Lehman Brothers CORE BOND Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Investor Class' Plan complies with these rules.


     The table below sets forth the total amount of fees accrued for Lehman Brothers CORE BOND Fund:


                                                     FROM OCTOBER    FISCAL YEAR
                                                     ------------    -----------
INVESTOR CLASS*      FISCAL YEAR     FISCAL YEAR     1, 2005 TO       ENDED
---------------      -----------     -----------     ----------       -----
                    ENDED OCTOBER   ENDED OCTOBER    OCTOBER 31,    SEPTEMBER
                    -------------   -------------    -----------    ---------
                      31, 2007        31, 2006         2005          30, 2005
                      --------        --------         ----          --------

CORE BOND             $[__]          $79,460          $6,259         $72,994
*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.





DISTRIBUTION PLAN (LEHMAN BROTHERS STRATEGIC INCOME FUND TRUST CLASS ONLY)
--------------------------------------------------------------------------


     The Trust, on behalf of Lehman Brothers STRATEGIC INCOME Fund, has also adopted a Plan with respect to the Trust Class of the Fund. The Plan provides that the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, NB Management receives from the Trust Class of the Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to broker-dealers, banks, third-party administrators and other financial intermediaries that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Trust Class' Plan complies with these rules.

     The table below sets forth the total amount of fees accrued for Lehman Brothers STRATEGIC INCOME Fund:



TRUST CLASS            FISCAL YEAR         FISCAL YEAR         FROM OCTOBER
-----------            -----------         -----------         ------------
                       ENDED OCTOBER      ENDED OCTOBER          31, 2005
                       -------------      -------------          --------
                         31, 2007          31, 2006
                         --------          --------
STRATEGIC INCOME         $[__]             $[__]                  $[__]

DISTRIBUTION PLANS
------------------

     Each Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

     Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. To the extent the Plans allow the Funds to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

     The Plans for Class A and Class C continue until December 17, 2008. The Plan for the Investor Class of Lehman Brothers CORE BOND Fund and the Trust Class of STRATEGIC INCOME Fund continue until May 31, 2008 and February 28, 2008, respectively. The Plans are renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

     From time to time, a fund may be closed to new investors. Because the Plans pay for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.


REVENUE SHARING (ALL FUNDS)
---------------------------

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds)  to  certain  brokers,   dealers,   or  other  financial   intermediaries
("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

     In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial

Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE
--------------------------------


     Each Fund's shares are bought or sold at a price that is the offering price or at a price that is the Fund's NAV per share. The NAV for each Class of a Fund is calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent.

     Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES will try to maintain a stable NAV of $1.00 per share. The Funds value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. Each Fund calculates its NAV as of 3:00 p.m., Eastern time (except Neuberger Berman CASH RESERVES which calculates its NAV as of noon, Eastern time), on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open.

     Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers MUNICIPAL SECURITIES Trust value their debt securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Fund Trustees believe accurately reflects fair value. The Funds periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL
SECURITIES Trust, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund each calculates it NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

     Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers HIGH INCOME Bond Fund value their equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.


     If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day.


     Each Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.


     If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Board of Trustees has authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.


     If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.


AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------


     For each Class of each Fund that is sold directly to investors (currently, Investor Class, Institutional Class of certain Funds, Trust Class of certain Funds and Class A shares for Grandfathered Investors as defined in the Class A and Class C shares Prospectus), shareholders in that Class ("Direct Shareholders") may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a Direct Shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. Direct Shareholders who elect to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

     For all Funds except for the money market funds, automatic investing enables a Direct Shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a Direct Shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


FINANCIAL INTERMEDIARIES
------------------------


     The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price or offering price to be calculated after the order has been "accepted" as defined in the Funds' prospectuses.

SALES CHARGES
-------------

CLASS A PURCHASES
-----------------

     PURCHASES BY CERTAIN 403(B) PLANS. Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the Neuberger Berman Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER  PURCHASES.   Pursuant  to  a  determination  of  eligibility  by  NB
Management, Class A shares of the Funds may be sold at net asset value to:

     1. current or retired directors, trustees, and officers of the Neuberger Berman Funds, current or retired employees and partners of NB Management or Neuberger and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     2. currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in- law and daughters-in-law, and (c) parents- in-law, if the

          Eligible  Persons or the spouses,  children or parents of the Eligible
          Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Distributor (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     3. currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in- law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     4.   companies  exchanging   securities  with  a  Fund  through  a  merger,
          acquisition or exchange offer;

     5.   insurance company separate accounts;

     6. accounts managed by NB Management or Neuberger and its affiliated companies;

     7.   NB Management or Neuberger and its affiliated companies;

     8. an individual or entity with a substantial business relationship with NB Management or Neuberger and its affiliated companies, or an individual or entity related or relating to such individual or entity;

     9. wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by NB Management or Neuberger and its affiliated companies;

     10. full-time employees of banks that have sales agreements with the Distributor, who are solely dedicated to directly supporting the sale of mutual funds;

     11. directors, officers and employees of financial institutions that have a selling group agreement with the Distributor;

     12. banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in a fund supermarket, wrap program, asset allocation program, or other program in which the clients pay an asset-based fee;

     13. clients of authorized dealers purchasing shares in fixed or flat fee brokerage accounts;

     14. Employer-sponsored defined contribution - type plans, including certain 403(b) plans, investing $1 million or more with 100 or more eligible employees, and IRA rollovers involving retirement plan assets invested in the funds in the fund family; and

     15. Employee benefit and retirement plans for NB Management and its affiliates.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

      MOVING BETWEEN ACCOUNTS.
      ------------------------

     Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     o redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     o required minimum distributions from an IRA or other individual- type retirement account used to purchase fund shares in a non- retirement account; and

     o death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

     LOAN REPAYMENTS.
     ----------------

     Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if NB Management is notified of the repayment.

     DEALER COMMISSIONS AND COMPENSATION.
     ------------------------------------

     Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of aggregate purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the Fund's IRA rollover policy as described in the Prospectus) are paid to dealers at the following rates: 1.00% on amounts from $1 million to $1,999,999, 0.75% on amounts from $2 million to $2,999,999, 0.50% on amounts from $3 million to $4,999,999 and 0.25% on amounts from $5 million and above. Commissions are based on cumulative investments and are annually reset.

     A dealer concession of up to 1% may be paid by the Fund under its Class A plan of distribution to reimburse the Distributor in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS
-----------------------------------

     REDUCING YOUR CLASS A SALES CHARGE.
     -----------------------------------

     As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

     LETTER OF INTENT. By establishing a letter of intent (the "Letter"), you enter into a nonbinding commitment to purchase shares of non-money market funds in the fund family over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Letter period may be credited toward satisfying the Letter.

     The Letter may be revised upward at any time during the Letter period, and such a revision will be treated as a new Letter, except that the Letter period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Letter.

     The Letter will be considered completed if the shareholder dies within the 13-month Letter period. Commissions to dealers will not be adjusted or paid on the difference between the Letter amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Letter, shares equal to 5% of the dollar amount specified in the Letter may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Fund's transfer agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Letter period, the purchaser may be required to remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Letter period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Letter period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Distributor for the balance still outstanding.

     Shareholders purchasing shares at a reduced sales charge under a Letter indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION. Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     o individual-type employee benefit plans, such as an IRA, individual 403(b) plan (see exception in "Purchases by certain 403(b) plans" under "Sales Charges") or single-participant Keogh-type plan;

     o business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     o trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct the Fund's transfer agent to establish separate trust accounts for each primary beneficiary; each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     o endowments or foundations established and controlled by you or your immediate family; or

     o 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan). Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     o for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     o made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     o for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     o for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     o for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales Charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES. As described in the Prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the funds in the fund family. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of money market funds in the fund family are excluded.

     RIGHTS OF ACCUMULATION. Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the funds in the fund family to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of money market funds in the fund family are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year 2007 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2007. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or NB Management if you have additional information that is relevant to the calculation of the value of your holdings.

     You may not purchase Class C shares if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your funds in the fund family.

CDSC WAIVERS FOR CLASS A AND C SHARES.
--------------------------------------

      As noted in the Prospectus, a contingent deferred sales charge ("CDSC") may be waived in the following cases:

     o redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Fund's transfer agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Fund's transfer agent is notified of the death of a joint tenant will be subject to a CDSC;

     o    tax-free returns of excess contributions to IRAs;

     o permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

     o    distributions  from an IRA upon the  shareholder's  attainment  of age
          59-1/2;

     o IRA rollover from a fund in the fund family held in a employer sponsored retirement plan to Class A shares; and

     o redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

     In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     o Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     o Redemptions through a systematic withdrawal plan (SWP). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     o Purchases where the Distributor pays no commission or transaction fee to authorized dealers.

     For purposes of this paragraph, "account" means:

     o    in the case of Class A shares,  your  investment  in Class A shares of
          all  funds  in  the  fund  family  (investments   representing  direct
          purchases of money market funds in the fund family are excluded); and

     o in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

      CDSC waivers are allowed only in the cases listed here and in the Prospectus.


                         ADDITIONAL EXCHANGE INFORMATION


     As more fully set forth in a fund's prospectus, if shareholders purchased Advisor, Institutional, Investor or Trust Class shares of a fund in the fund family directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other funds in the fund family, provided that the minimum investment requirements of the other fund(s) are met. Investor Class may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     In addition, Grandfathered Investors (as defined in the Class A and Class C shares Prospectus) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into the corresponding class of the other fund in the fund family.

     An Institution may exchange a fund's Investor Class, Advisor Class, Trust Class, Institutional Class, Class A or Class C shares (if the shareholder did not purchase the fund's shares directly) for shares of the corresponding class of one or more of the other funds in the fund family, if made available through that Institution. This privilege is not available for Neuberger Berman Genesis Fund Institutional Class shareholders. Most Institutions allow you to take advantage of the exchange program.

     Exchanges are generally not subject to any applicable sales charges. However, exchanges from money market funds are subject to applicable sales charges of the fund being purchased, unless the money market fund shares were acquired through an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions from a fund having a sales charge.

     Most investment providers allow you to take advantage of the exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.





     Any of the funds in the fund family may terminate or modify its exchange privilege in the future. Before effecting an exchange, fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL Money Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund or Lehman Brothers TAX-FREE MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the funds in the fund family, except Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman INTERNATIONAL LARGE CAP Fund and Neuberger Berman REAL ESTATE Fund may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman INTERNATIONAL LARGE CAP Fund and Neuberger Berman REAL ESTATE Fund charge shareholders a redemption fee on exchanges of fund shares held 60 days or less, the funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

     o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

     o In certain extraordinary circumstances, such as the suspension of the redemption of the fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------


     The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. For Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund or Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, redemption payments may also be delayed when the Federal Reserve is closed or when trading on the Federal Reserve is restricted; when the Exchange, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

     If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension (for Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, the first day the NYSE and the Federal Reserve are open after termination of the suspension).


     As noted in the applicable Prospectus, each Fund, other than a money market fund, prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, these Funds will generally price their shares as of the earlier closing time.

     Neuberger Berman CASH RESERVES calculates its share price as of noon Eastern time, each day the NYSE and the Federal Reserve are open.


     Each of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund calculates its share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve is open. If the NYSE or Federal Reserve were to close before regular trading, each Fund would price its shares as of the earlier closing time.


REDEMPTIONS IN KIND
-------------------

     Each Fund (except Neuberger Berman CASH RESERVES and Lehman Brothers STRATEGIC INCOME Fund) reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. Neuberger Berman CASH RESERVES and Lehman Brothers STRATEGIC INCOME Fund also reserve the right, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder or institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS


     Each Fund distributes to its shareholders substantially all of its net investment income by Class (after deducting expenses attributable to the Class), any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. A Fund's net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income of each Fund (except Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund) and net gains and losses of each Fund, if any, are reflected in its NAV until distributed.

     Neuberger Berman CASH RESERVES calculates its net investment income and share price as of noon, Eastern time, on each day the NYSE and the Federal Reserve are open; each of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund calculates their net investment income


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


and share price as of 3:00 p.m., Eastern time, on each day the NYSE and the Federal Reserve are open; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

     Income  dividends for each Fund (except Lehman  Brothers  STRATEGIC  INCOME
Fund) are declared daily; dividends declared for each month are paid on the last Business Day of the month. The shares of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES will begin earning income dividends thereon on the Business Day on which the proceeds of the purchase order are converted to "federal funds" (if converted by 6:00 p.m., Eastern time), or the next Business Day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.


     Income dividends are declared and paid quarterly for Lehman Brothers STRATEGIC INCOME Fund. These dividends may include a portion of realized gains or losses on foreign currency, which are classified for tax purposes as ordinary income or loss. Distributions of net realized capital gains, if any, normally are paid once annually, in December, together with any foreign currency gain or loss not previously distributed.


     Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Direct shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.


     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

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

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------

     ALL FUNDS. To continue to qualify for treatment as a RIC under the Code, each Fund, which is treated as a separate corporation for federal tax purposes, must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income - consisting generally of taxable net investment income, the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), and, for Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers HIGH INCOME Bond Fund, and Lehman Brothers STRATEGIC INCOME Fund (collectively "Bond Funds"), net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid - plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following:

          (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging
     Instruments) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and

          (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs.

     By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain and amounts that otherwise would be "exempt-interest dividends" (described below), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized

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

gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions each year to avoid liability for the Excise Tax.


     Each Fund (except Lehman Brothers CORE BOND Fund) may acquire zero coupon or other securities issued with OID, and each of Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may also acquire municipal securities issued with OID. Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may also acquire pay-in-kind securities, which pay "interest" through the issuance of additional securities. As a holder of those securities, each Fund must take into income (or take into account in the case of municipal OID securities) the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any accrued taxable and tax-exempt OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


     Interest and dividends a Fund receives, and gains it realizes, on foreign securities, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS MUNICIPAL MONEY FUND AND LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND. Dividends a Fund pays will qualify as "exempt-interest dividends" if it satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Fund intends to continue to satisfy this requirement. Exempt-interest dividends constitute the portion of a Fund's aggregate dividends equal to the excess of its excludable interest over certain amounts disallowed as deductions.


     BOND FUNDS. The Bond Funds' use of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments any Bond Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     Each Bond Fund's exchange-traded Futures Contracts, "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively "Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that any Bond Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. Each Bond Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of short-term gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

     Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) except in certain circumstances, from Hedging Instruments on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and
(4) that are attributable to exchange rate fluctuations between the time a Bond Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Bond Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If a Bond Fund's section 988 losses exceed other investment company taxable income for a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares. Although each Bond Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Bond Fund will do so from time to time, incurring the costs of currency conversion.

     When a covered call option written (sold) by a Bond Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Bond Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than such amount. When a covered call option written by a Bond Fund is exercised, it is treated as having sold the underlying

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

security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

     If a Bond Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract a Bond Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Bond Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     LEHMAN   BROTHERS   STRATEGIC   INCOME  FUND.  The  following   income  tax
considerations apply to Lehman Brothers STRATEGIC INCOME Fund in addition to those described above under "Bond Funds."

     Income that Lehman Brothers STRATEGIC INCOME Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the Income Requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership. The Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees' thereof but nevertheless indicate the Service's view of federal tax matters) holding that a RIC that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the Diversification Requirement.

     Lehman Brothers STRATEGIC INCOME Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits ("REMICs") or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools ("TMPs") or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an "excess inclusion." The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service recently issued a notice ("Notice") announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess

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

inclusion income, whether from REMIC residual interests or TMPs.

     The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP's excess inclusion income under a "reasonable method," (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not "disqualified organizations" (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

     A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting "that are nominees" for "that are not `disqualified organizations'" in clause (3) and inserting "record shareholders that are" after "its" in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that for taxable years beginning after December 31, 2006, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. Lehman Brothers STRATEGIC INCOME Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.


     OTHER. Neuberger Berman CASH RESERVES, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may invest in bonds that are purchased, generally not on their initial issue, with "market discount" (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after a Fund acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a market discount bond, other than a bond with a fixed maturity date within one year from its issuance, generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.


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

TAXATION OF THE FUNDS' SHAREHOLDERS
-----------------------------------

     ALL FUNDS. Dividends a Fund pays to a foreign shareholder, other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, "interest-related dividends" and "short-term capital gain dividends," if properly designated by a Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

     As described in "Maintaining Your Account" in each Prospectus, a Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

     Each Fund is required to withhold 28% of all taxable dividends, and each Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust is required to withhold 28% of all capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

     BOND FUNDS. If shares of a Bond Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     LEHMAN BROTHERS STRATEGIC INCOME FUND. After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which would result at that time in Lehman Brothers STRATEGIC INCOME Fund's also having to re-categorize some of the distributions it has made to its stockholders. Those changes would be reflected in your annual Form 1099, together with other tax information. Although those forms generally will be distributed to you in January of each year, the Fund may, in one or more years, request from the Service an extension of time to distribute those forms until mid-or late-February to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to you on a single form (rather than having to send you an amended form).


     LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS MUNICIPAL MONEY FUND AND LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, although the amount of those dividends must be reported on the recipient's federal income tax return. Shareholders' treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.


     Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

     If a Fund invests in instruments that generate taxable interest income, under the circumstances described in the Prospectuses and in the discussion of market discount bonds above, the portion of any Fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

     If shares of Lehman Brothers MUNICIPAL SECURITIES Trust are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Each Fund is required to withhold 28% of all taxable dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

     LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND. Dividends paid by Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are exempt from New York State and New York City personal income taxes applicable to individuals who reside in New York State and New York City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, and the governments of Puerto Rico, the U.S. Virgin Islands, Guam, and other U.S. territories. Distributions excluded from gross income for federal income tax purposes that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City. Additionally, other distributions from that Fund, including distributions derived from taxable ordinary income and short-term gain, are generally not exempt from New York State and New York City personal income taxes. Distributions to a corporate shareholder will be subject to New York State corporate franchise tax and New York City general corporation tax.

     Investment in Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City, because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on distributions received from the Fund.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares is not deductible for New York State or New York City personal income tax purposes.


     Under current applicable New York State law, the highest marginal New York State income tax rate imposed on individuals is [6.85]%. The highest marginal New York City income tax rate currently imposed on individuals is [3.648]%. Shareholders subject to taxation in a state other then New York will realize a lower after tax rate of return if distributions from Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are not exempt from taxation in such other state.


                                   * * * * *

     The foregoing is only a general summary of some of the important federal income and excise tax, and New York State and New York City personal income tax, considerations generally affecting the funds and their shareholders. It reflects the federal and New York State and New York City income tax laws as of the date of this SAI and does not address special tax rules applicable to certain types of investors. It is not intended as a substitute for careful tax planning. Investors should consult their tax advisers regarding other federal, state, or local tax considerations that may apply in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

                        VALUATION OF PORTFOLIO SECURITIES


     Each of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Neuberger Berman CASH RESERVES relies on Rule 2a-7 to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.


                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, the Manager considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. The Manager also may consider the brokerage and research services that broker-dealers provide to the Fund or the Manager. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


     During the fiscal year ended October 31, 2007, Lehman Brothers CORE BOND Fund paid brokerage commissions of [$ ], of which [$ ] was paid to Neuberger Berman and [$] was paid to Lehman Brothers. During the fiscal year ended October 31, 2007, transactions in which the Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. During the fiscal year ended October 31, 2007, transactions in which the Fund used Lehman Brothers as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ % of the $ ] paid to other brokers and Lehman Brothers by that Fund during that fiscal year (representing commissions on transactions involving approximately [$ ]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended October 31, 2007, Lehman Brothers CORE BOND Fund acquired securities of the following of its "regular brokers or dealers":
[_________]. At October 31, 2007, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [_________], $[__].

     During the fiscal year ended October 31, 2007, Lehman Brothers SHORT DURATION Bond Fund acquired securities of the following of its "regular brokers or dealers": [_________]. At October 31, 2007, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows:
[_________], $[__].

      During the fiscal year ended October 31, 2007, Lehman Brothers HIGH INCOME Bond Fund paid brokerage commissions of [$ ], of which [$ ] was paid to Neuberger Berman and [$] was paid to Lehman Brothers. During the fiscal year ended October 31, 2007, transactions in which the Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. During the fiscal year ended October 31, 2007, transactions in which the Fund used Lehman Brothers as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ % of the $ ] paid to other brokers and Lehman Brothers by that Fund during that fiscal year (representing commissions on transactions involving approximately [$ ]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended October 31, 2007, Lehman Brothers HIGH INCOME Bond Fund acquired securities of the following of its "regular brokers or dealers": [_________]. At October 31, 2007, the Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [_________], $[__].

     During the fiscal year ended October 31, 2007, Lehman Brothers MUNICIPAL SECURITIES Trust [did not acquire any securities of its "regular brokers or dealers."] At October 31, 2007, that Fund held [none of the securities of its "regular brokers or dealers."]

     During the fiscal year ended October 31, 2007, Lehman Brothers MUNICIPAL MONEY Fund [did not acquire any securities of its "regular brokers or dealers."] At October 31, 2007, that Fund held [none of the securities of its "regular brokers or dealers."]

     During the fiscal year ended October 31, 2007, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund [did not acquire any securities of its "regular brokers or dealers."] At October 31, 2007, that Fund held [none of the securities of its "regular brokers or dealers."]

     During the fiscal year ended October 31, 2005, Lehman Brothers STRATEGIC INCOME Fund paid brokerage commissions of $28,834, of which $1,287 was paid to Neuberger Berman and $6,381 was paid to Lehman Brothers.

     During the fiscal year ended October 31, 2006, Lehman Brothers STRATEGIC INCOME Fund paid brokerage commissions of $14,446, of which $656 was paid to Neuberger Berman and $2,249 was paid to Lehman Brothers.

     During the fiscal year ended October 31, 2007, Lehman Brothers STRATEGIC INCOME Fund paid brokerage commissions of [$ ], of which [$ ] was paid to Neuberger Berman and [$] was paid to Lehman Brothers. During the fiscal year ended October 31, 2007, transactions in which the Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. During the fiscal year ended October 31, 2007, transactions in which the Fund used Lehman Brothers as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ % of the $ ] paid to other brokers and Lehman Brothers by that Fund during that fiscal year (representing commissions on transactions involving approximately [$ ]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended October 31, 2007, Lehman Brothers STRATEGIC INCOME Fund [did not acquire any securities] of its "regular brokers or dealers." At October 31, 2007, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [_________], $[--].

     During the fiscal year ended October 31, 2007, Neuberger Berman CASH RESERVES acquired securities of the following of its "regular brokers or dealers": [_________] At October 31, 2007, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [___________].


     No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

     The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.


     In effecting securities transactions, the Funds generally seek to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") act as principal brokers for Lehman Brothers STRATEGIC INCOME Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers. as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.


     The use of Neuberger Berman and Lehman Brothers as brokers for the Funds is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Funds to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in the Manager's judgment. No Fund deems it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, each Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable and effect brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Funds, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Funds. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

     Each Fund expects that it will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, the Manager considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

     In certain instances the Manager specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced the Manager's normal internal research activities, the Manager's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, the Manager is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to the Manager by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of the Manager and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, the Manager always considers its best execution obligation when deciding which broker to utilize.

     A committee comprised of officers of NB Management and employees of Neuberger Berman and/or Lehman Brothers Asset Management who are Portfolio Managers of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's and Lehman Brothers Asset Management's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if the Manager determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. The Manager believes that those research services benefit the Funds by supplementing the information otherwise available to the Manager. That research may be used by the Manager in servicing Other NB Funds and, in some cases, by Neuberger Berman and/or Lehman Brothers Asset Management in servicing the Managed Accounts. On the other hand, research received by the Manager from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman and/or Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

PORTFOLIO TURNOVER
------------------

     Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and calculate their portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

EXPENSE OFFSET ARRANGEMENT
--------------------------


     Each Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2007, the impact of this arrangement was a reduction of expenses as follows:

           ----------------------------------------------------------
           |FUNDS                   |AMOUNT OF REDUCTION OF EXPENSES|
           ----------------------------------------------------------
           |CORE BOND               |                          $[__]|
           ----------------------------------------------------------
           |HIGH INCOME             |                              $|
           ----------------------------------------------------------
           |MUNICIPAL MONEY         |                              $|
           ----------------------------------------------------------

           ----------------------------------------------------------
           |MUNICIPAL SECURITIES    |                              $|
           ----------------------------------------------------------
           |NEW YORK MUNICIPAL MONEY|                              $|
           ----------------------------------------------------------
           |SHORT DURATION          |                              $|
           ----------------------------------------------------------
           |STRATEGIC INCOME        |                              $|
           ----------------------------------------------------------
           |CASH RESERVES           |                              $|
           ----------------------------------------------------------



COMMISSION RECAPTURE PROGRAM (LEHMAN BROTHERS STRATEGIC INCOME FUND)
--------------------------------------------------------------------


     The Fund has entered into a commission recapture program with Citigroup Global Markets Inc., which enables the Fund to recoup a portion of the commissions it pays to a broker that is not a related party of the Fund by redirecting these commissions to pay for some of its operational expenses. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the year ended October 31, 2007, the impact of this arrangement on the Fund was a reduction of expenses as follows:

           -------------------------------------------------------------
           |FUNDS                   |AMOUNT OF REDUCTION OF EXPENSES   |
           -------------------------------------------------------------
           |STRATEGIC INCOME        |                                 $|
           -------------------------------------------------------------


PROXY VOTING
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

PORTFOLIO HOLDINGS DISCLOSURE POLICY
------------------------------------

     The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

PORTFOLIO HOLDINGS DISCLOSURE PROCEDURES
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by the Funds, NB Management, and Lehman Brothers Asset Management ("Code of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds shareholders. The Code of Ethics also prohibits any person associated with the Funds, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

PORTFOLIO HOLDINGS APPROVED RECIPIENTS
--------------------------------------

     The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     BEAR STEARNS SECURITIES CORP. ("BEAR STEARNS"). Lehman Brothers HIGH INCOME Bond Fund has entered into a securities lending agreement with Bear Stearns under which the Fund provides Bear Stearns with its complete portfolio holdings each day. Pursuant to such agreement, Bear Stearns agrees that all portfolio and other information concerning the Fund that is disclosed or made available to Bear Stearns constitutes a valuable asset of, and is proprietary to the Fund. Bear Stearns agrees that the Fund's information will be used solely for purposes of the transactions contemplated by the agreement or to comply with regulatory requirements or legal process and will not be disclosed to any other party without the express written consent of the Fund. Bear Stearns agrees to protect the Fund information by using the same degree of care to prevent the unauthorized disclosure of the Fund information as Bear Stearns uses to protect its own information of a like nature. The Fund pays a fee to Bear Stearns with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     SECURITIES LENDING AGENT. One or more of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES have entered or may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Fund's operations that is designated by that Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUNDS. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds.


     In addition, the Funds may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management, Lehman Brothers Asset Management and/or Neuberger Berman. Currently, each Fund provides its complete portfolio holdings to FactSet Research Systems Inc. ("FactSet") each day for this purpose. FactSet receives reasonable compensation for its services.


     In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     RATING, RANKING AND RESEARCH AGENCIES.
     --------------------------------------


     Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. Each Fund provides its complete portfolio holdings to: Vestek each day; Fitch, Inc. each week, for money market funds rated by Fitch Inc.; and Lipper, a Reuters company, on the second business day of each month. Each Fund also provides its complete month-end portfolio holdings to Data Communiqu{e'} International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. Each Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each of the Funds.


                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUNDS
---------


     Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of May 19, 2007. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series (including the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


     Prior to June 1, 2007, the name of the Trust was "Neuberger Berman Income Funds."

     On February 28, 2007, each of Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers STRATEGIC INCOME Fund changed its name from Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman Municipal Securities Trust and Neuberger Berman Strategic Income Fund, respectively.


     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

     OTHER. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                             CUSTODIAN AND TRANSFER AGENT


     Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence for Investor Class shares of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Neuberger Berman CASH RESERVES should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All Institutional Class and Trust Class correspondence for Lehman Brothers CORE BOND Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers SHORT DURATION Bond Fund should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

     Lehman Brothers CORE BOND Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm who will audit its financial statements.


                                  LEGAL COUNSEL

     The Trust has selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of January 31, 2008, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND AND CLASS      NAME & ADDRESS      PERCENT OWNED
--------------      --------------      -------------
[___]

                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     The following financial statements and related documents are incorporated herein by reference from each Fund's Annual Report to shareholders for the fiscal year ended October 31, 2007:

          The audited financial statements of Lehman Brothers HIGH INCOME Bond Fund (formerly, Neuberger Berman High Income Bond Fund), Lehman Brothers SHORT DURATION Bond Fund (formerly, Neuberger Berman Limited Maturity Bond Fund), Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust (formerly, Neuberger Berman Municipal Securities Trust), Lehman Brothers STRATEGIC INCOME Fund (formerly, Neuberger Berman Strategic Income Fund) and Neuberger Berman CASH RESERVES and notes thereto for the fiscal year ended October 31, 2007, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements of the Funds.

          The audited financial statements of Lehman Brothers CORE BOND Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and notes thereto for the fiscal year ended October 31, 2007, and the reports of Tait, Weller and Baker LLP, Independent Registered

          Public Accounting Firm with respect to such audited financial statements of the Funds.

                                                                      Appendix A

        RATINGS OF CORPORATE BONDS, MUNICIPAL BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S CORPORATE BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     Ba - Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


     B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     S&P MUNICIPAL BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S MUNICIPAL BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     S&P SHORT-TERM RATINGS:
     -----------------------

     SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).

     MOODY'S SHORT-TERM RATINGS:
     ---------------------------

     MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

                          LEHMAN BROTHERS INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 62 ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23.    Exhibits
-------     --------

Exhibit  Description
Number

(a)     (1)   Restated Certificate of Trust. Incorporated by Reference to
              Post-Effective Amendment No. 54 to Registrant's Registration
              Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July
              2, 2007).

        (2) Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 2, 2007).

        (3) Amended Schedule A to Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 60 on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed December 14, 2007).

(b) By-Laws of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 59 on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed October 18, 2007).

(c)     (1)   By-Laws of Lehman Brothers Income Funds, Articles V, VI, and
              VIII. Incorporated by Reference to Post-Effective Amendment No. 59 on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed October 18,
              2007).

        (2) Trust Instrument of Lehman Brothers Income Funds, Amended and Restated, Article V. Incorporated by Reference to Post- Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

(d)     (1)  (i)    Management Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. Incorporated by
                    Reference to Post-Effective Amendment No. 42 to Registrant's
                    Registration Statement on Form N-1A, File Nos. 2- 85229 and
                    811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A and B to Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. (Filed herewith).

              (iii) Sub-Advisory Agreement Between Neuberger Berman Management
                    Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed February 27, 2004).

              (iv) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC. (Filed herewith).

              (v) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Lehman Brothers High Income Bond Fund, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust and Neuberger Berman Cash Reserves. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit  Description
Number

              (vi) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Neuberger Berman Government Money Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (2)   (i)   Management Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Lehman Brothers Core Bond Fund and Lehman Brothers New York
                    Municipal Money Fund. Incorporated by Reference to
                    Post-Effective Amendment No. 46 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811- 3802
                    (Filed June 1, 2005).

              (ii) Amended Schedule A and B to the Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 14, 2007).

              (iii) Sub-Advisory Agreement Between Neuberger Berman Management
                    Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (iv) Amended Schedule A and B to the Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 14, 2007).

        (3)   (i)   Management Agreement between Institutional Liquidity
                    Trust and Neuberger Berman Management Inc. ("NB
                    Management"). Incorporated by Reference to Pre-Effective
                    Amendment No. 1 to the Registration Statement of Lehman
                    Brothers Institutional Liquidity Series, File Nos.
                    333-120167 and 811-21648 (Filed on December 23, 2004).

              (ii) Amended Schedule A and B to the Management Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

              (iii) Investment Advisory Agreement between NB Management and
                    Lehman Brothers Asset Management LLC with respect to Government Master Series, Government Reserves Master Series, Municipal Master Series, Tax-Exempt Master Series and Treasury Reserves Master Series (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed on December 15,
                    2006).

              (iv) Amended Schedule A and B to the Investment Advisory Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715 (Filed on July 27, 2007).

(e)     (1)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to
                    Investor Class Shares. Incorporated by Reference to Post-
                    Effective Amendment No. 42 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed February 27, 2004).

Exhibit  Description
Number

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 14, 2007).

        (2)   (i)   Distribution Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Trust Class Shares of Lehman Brothers Short Duration Bond
                    Fund. Incorporated by Reference to Post-Effective Amendment
                    No. 42 to Registrant's Registration Statement on Form N-1A,
                    File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. (Filed herewith).

        (3)   (i)   Distribution Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Institutional Class Shares of Lehman Brothers Strategic
                    Income Fund. Incorporated by Reference to Post- Effective
                    Amendment No. 42 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Lehman Brothers Strategic Income Fund. (Filed herewith).

        (4)   (i)    Distribution and Services Agreement Between Lehman
                     Brothers Income Funds and Neuberger Berman Management Inc.
                     with Respect to Neuberger Berman Investor Class Shares
                     (now, Investor Class Shares) of Lehman Brothers Core Bond
                     Fund. Incorporated by Reference to Post-Effective Amendment
                     No. 46 to Registrant's Registration Statement on Form N-1A,
                     File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A to the Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares (now, Investor Class Shares) of Lehman Brothers Core Bond Fund. (Filed herewith).

        (5)   (i)    Distribution Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to the Lehman Brothers Institutional Class (now, Institutional
                     Class) of Lehman Brothers Core Bond Fund. Incorporated by
                     Reference to Post-Effective Amendment No. 46 to
                     Registrant's Registration Statement on Form N- 1A, File
                     Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Lehman Brothers Institutional Class (now, Institutional Class) of Lehman Brothers Core Bond Fund. (Filed herewith).

        (6)   (i)   Distribution Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Reserve Class Shares. Incorporated by Reference to
                    Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed December 19, 2005).

Exhibit  Description
Number

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 14, 2007).

        (7)   (i)    Distribution and Services Agreement Between Lehman
                     Brothers Income Funds and Neuberger Berman Management Inc.
                     with Respect to Trust Class Shares of Lehman Brothers
                     Strategic Income Fund. Incorporated by Reference to
                     Post-Effective Amendment No. 53 to Registrant's
                     Registration Statement on Form N-1A, File Nos. 2-85229 and
                     811- 3802 (Filed February 28, 2007).

              (ii) Amended Schedule A to the Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Strategic Income Fund. (Filed herewith).

        (8) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

        (9) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(f)     Bonus, Profit Sharing Contracts. None.

(g)     (1)   (i)   Custodian Contract Between Lehman Brothers Income
                    Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to
                    Registrant's Registration Statement on Form N-1A, File Nos.
                    2-85229 and 811-3802 (Filed February 23, 1996).

              (ii) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)     (1)   (i)   Transfer Agency and Service Agreement Between Lehman
                    Brothers Income Funds and State Street Bank and Trust
                    Company. Incorporated by Reference to Post-Effective
                    Amendment No. 53 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    28, 2007).

        (2)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Investor Class Shares. Incorporated by Reference to
                    Post-Effective Amendment No. 42 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed February 27, 2004).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. (Filed herewith).

Exhibit  Description
Number

        (3)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Trust Class Shares of Lehman Brothers Short Duration Bond
                    Fund. Incorporated by Reference to Post-Effective Amendment
                    No. 42 to Registrant's Registration Statement on Form N-1A,
                    File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. (Filed herewith).

        (4)   (i)    Administration Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Neuberger Berman Investor Class (now, Investor Class)
                     Shares of Lehman Brothers Core Bond Fund. Incorporated by
                     Reference to Post-Effective Amendment No. 46 to
                     Registrant's Registration Statement on Form N- 1A, File
                     Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares of Lehman Brothers Core Bond Fund. (Filed herewith).

        (5)   (i)    Administration Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Lehman Brothers Institutional Class (now, Institutional
                     Class) Shares of Lehman Brothers Core Bond Fund.
                     Incorporated by Reference to Post-Effective Amendment No.
                     46 to Registrant's Registration Statement on Form N- 1A,
                     File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class (now, Institutional Class) Shares of Lehman Brothers Core Bond Fund. (Filed herewith).

        (6)   (i)    Administration Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Reserve Class Shares. Incorporated by Reference to
                     Post-Effective Amendment No. 48 to Registrant's
                     Registration statement on Form N-1A, File Nos. 2-85229 and
                     811-3802 (Filed December 19, 2005).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. (Filed herewith).

        (7)   (i)    Administration Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Trust Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to
                     Registrant's Registration Statement on Form N-1A, File Nos.
                     2-85229 and 811-3802 (Filed February 28, 2007).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Strategic Income Fund. (Filed herewith).

Exhibit  Description
Number

        (8)   (i)    Administration Agreement, Amended and Restated, Between
                     Lehman Brothers Income Funds and Neuberger Berman
                     Management Inc. with Respect to Institutional Class Shares of Strategic Income Fund. Incorporated by Reference to
                     Post-Effective Amendment No. 53 to Registrant's
                     Registration Statement on Form N-1A, File Nos. 2-85229 and
                     811-3802 (Filed February 28, 2007).

              (ii) Amended Schedule A and B to the Administration Agreement, Amended and Restated, Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Strategic Income Fund. (Filed herewith).

        (9) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

        (10) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

        (11) Expense Limitation Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on the attached Schedule A. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (12) Expense Limitation Agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. with Respect to Municipal Master Series and Tax-Exempt Master Series Incorporated by Reference to Pre-Effective Amendment 2 to Lehman Brothers Institutional Liquidity Funds' Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15, 2006)

        (13) Expense Limitation Agreement between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A and Class C Shares of Lehman Brothers Core Bond Fund and Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with Respect to Securities Matters of the Registrant. (To be filed by subsequent amendment).

(j)     (1)   Consent of Independent Registered Public Accounting Firm. (To be
              filed by subsequent amendment).

        (2) Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment).

(k)     Financial Statements Omitted from Prospectus. None.

(l)     Letter of Investment Intent. None.

(m)     (1)   (i)    Plan Pursuant to Rule 12b-1 with Respect to Neuberger
                     Berman Investor Class (now, Investor Class) Shares.
                     Incorporated by Reference to Post-Effective Amendment No.
                     46 to Registrant's Registration Statement on Form N-1A,
                     File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

Exhibit  Description
Number

              (ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Investor Class Shares. (Filed herewith).

       (2)    (i)    Plan Pursuant to Rule 12b-1 with Respect to Trust Class
                     Shares. Incorporated by Reference to Post-Effective
                     Amendment No. 53 to Registrant's Registration Statement on
                     Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                     28, 2007).

              (ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. (Filed herewith).

       (3) Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

       (4) Plan Pursuant to Rule 12b-1 with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(o)    (1)    Power of Attorney for Lehman Brothers Income Funds. Incorporated
              by Reference to Post-Effective Amendment No. 51 to Registrant's
              Registration Statement on Form N-1A, File Nos. 2-85229 and
              811-3802 (Filed December 29, 2006).

       (2) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

       (3) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

       (4) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 29, 2006).

       (5) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

       (6) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

(p)    (1)    Code of Ethics for Registrant, Investment Adviser and Underwriter.
              Incorporated by Reference to Post-Effective Amendment No. 44 to
              Registrant's Registration Statement on Form N-1A, File Nos.
              2-85229 and 811-3802 (Filed February 25, 2005).

       (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).

Item 24.    Persons Controlled By or Under Common Control with Registrant.
-------     --------------------------------------------------------------

No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ----------------

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and the Registrant and between NB Management and Institutional Liquidity Trust ("Master Trust") provide that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant or the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant or Master Trust against any liability to the Registrant or Master Trust, respectively, or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant or Master Trust.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") (now assigned to Lehman Brothers Asset Management LLC ("Lehman Brothers")with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 6 of the Sub-Advisory Agreement between NB Management and Lehman Brothers and the Registrant provides that neither Lehman Brothers nor any director, officer or employee of Lehman Brothers performing services for any series of the Registrant at the direction or request of Lehman Brothers in connection with Lehman Brothers' discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect Lehman Brothers against any liability to the Registrant or any series thereof or its interest holders to which Lehman Brothers would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of Lehman Brothers' reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of Lehman Brothers who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC, with respect to the Master Trust or any series thereof, provides that neither Lehman Brothers Asset Management LLC nor any director, officer or employee of Lehman Brothers Asset Management LLC performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser and Sub-Adviser.
-------    ---------------------------------------------------------------------

           There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Joseph V. Amato                              Director, NB Management since 2007; Sole Director, CEO
Director                                     and President, Neuberger Berman Inc. since 2007; CEO,
                                             Neuberger Berman, LLC since 2007; Managing Director,
                                             Lehman Brothers Inc. since 1994; formerly, Co-Head of Asset
                                             Management, Neuberger Berman, LLC from 2006 to 2007.

Ann H. Benjamin                              Portfolio Manager, High Income Bond Portfolio, a series of
Vice President, NB Management                Neuberger Berman Advisers Management Trust; Portfolio
                                             Manager, Lehman Brothers High Income Bond Fund and
                                             Lehman Brothers Strategic Income Fund, each a series of
                                             Lehman Brothers Income Funds; Portfolio Manager,
                                             Neuberger Berman Income Opportunity Fund Inc.; Portfolio
                                             Manager, Lehman Brothers First Trust Income Opportunity
                                             Fund.

Michael L. Bowyer                            Associate Portfolio Manager, Neuberger Berman Genesis
Vice President, NB Management                Fund, a series of Neuberger Berman Equity Funds.

Claudia A. Brandon                           Senior Vice President, Neuberger Berman, LLC since 2007;
Vice President/Mutual Fund Board             formerly, Vice President, Neuberger Berman, LLC, 2002 to
Relations and Assistant Secretary,           2006 and Employee since 1999; Secretary, Neuberger Berman
NB Management.                               Advisers Management Trust; Secretary, Neuberger Berman
                                             Equity Funds; Secretary, Lehman Brothers Income Funds;
                                             Secretary, Neuberger Berman Intermediate Municipal Fund
                                             Inc.; Secretary, Neuberger Berman New York Intermediate
                                             Municipal Fund Inc.; Secretary, Neuberger Berman California
                                             Intermediate Municipal Fund Inc.; Secretary, Neuberger
                                             Berman Realty Income Fund Inc.; Secretary, Neuberger
                                             Berman Income Opportunity Fund Inc.; Secretary, Neuberger
                                             Berman Real Estate Securities Income Fund Inc.; Secretary,
                                             Neuberger Berman Dividend Advantage Fund Inc.; Secretary,
                                             Lehman Brothers First Trust Income Opportunity Fund;
                                             Secretary, Neuberger Berman Institutional Liquidity Series;
                                             Secretary, Lehman Brothers Institutional Liquidity Cash
                                             Management Funds; Secretary, Institutional Liquidity Trust;
                                             Secretary, Lehman Brothers Reserve Liquidity Funds;
                                             Secretary, Lehman Brothers Institutional Liquidity Funds.


NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------

Steven R. Brown                              Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management.               Manager, Neuberger Berman Realty Income Fund Inc.;
                                             Portfolio Manager, Neuberger Berman Income Opportunity Fund
                                             Inc.; Portfolio Manager, Neuberger Berman Real Estate
                                             Securities Income Fund Inc.; Portfolio Manager, Neuberger
                                             Berman Dividend Advantage Fund Inc.; Portfolio Manager,
                                             Neuberger Berman Global Real Estate Fund and Neuberger
                                             Berman Real Estate Fund, a series of Neuberger Berman
                                             Equity Funds; Portfolio Manager, Real Estate Portfolio, a
                                             series of Neuberger Berman Advisers Management Trust;
                                             Portfolio Manager, Lehman Brothers Strategic Income Fund, a
                                             series of Lehman Brothers Income Funds.

David H. Burshtan                            Portfolio Manager, Neuberger Berman Small Cap Growth Fund, a
Vice President, NB Management.               series of Neuberger Berman Equity Funds.

Lori B. Canell                               Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management.               Manager, Neuberger Berman California Intermediate
                                             Municipal Fund Inc.; Portfolio Manager, Neuberger Berman
                                             Intermediate Municipal Fund Inc.; Portfolio Manager,
                                             Neuberger Berman New York Intermediate Municipal Fund
                                             Inc.; Portfolio Manager, Lehman Brothers Municipal
                                             Securities Trust, a series of Lehman Brothers Income Funds.

Robert Conti                                 Managing Director, Neuberger Berman, LLC since 2007;
Senior Vice President,                       formerly, Senior Vice President of Neuberger Berman, LLC,
NB Management.                               2003 to 2006; Vice President, Neuberger Berman, LLC, from
                                             1999 to 2003; Vice President, Lehman Brothers Income
                                             Funds; Vice President, Neuberger Berman Equity Funds; Vice
                                             President, Neuberger Berman Advisers Management Trust;
                                             Vice President, Neuberger Berman Intermediate
                                             Municipal Fund Inc.; Vice President, Neuberger Berman New
                                             York Intermediate Municipal Fund Inc.; Vice President,
                                             Neuberger Berman California Intermediate Municipal Fund
                                             Inc.; Vice President, Neuberger Berman Realty Income Fund
                                             Inc.; Vice President, Neuberger Berman Income Opportunity
                                             Fund Inc.; Vice President, Neuberger Berman Real Estate
                                             Securities Income Fund Inc.; Vice President, Neuberger
                                             Berman Dividend Advantage Fund Inc.; Vice President,
                                             Lehman Brothers First Trust Income Opportunity Fund; Vice
                                             President, Neuberger Berman Institutional Liquidity Series;
                                             Vice President, Lehman Brothers Institutional Liquidity Cash
                                             Management Funds; Vice President, Institutional Liquidity
                                             Trust; Vice President, Lehman Brothers Reserve Liquidity
                                             Funds; Vice President, Lehman Brothers Institutional
                                             Liquidity Funds.

Robert B. Corman                             Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management.               Manager, Neuberger Berman Focus Fund, a series of
                                             Neuberger Berman Equity Funds.

Robert W. D'Alelio                           Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management.               Manager, Neuberger Berman Genesis Fund, a series of
                                             Neuberger Berman Equity Funds.


NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
John E. Dugenske                             Portfolio Manager, Balanced Portfolio and Short Duration
Vice President, NB Management.               Bond Portfolio, each a series of Neuberger Berman Advisers
                                             Management Trust; Portfolio Manager, Neuberger Berman
                                             Cash Reserves, Neuberger Berman Government Money Fund
                                             and Lehman Brothers Short Duration Bond Fund, each a series of Lehman Brothers Income Funds.

Ingrid Dyott                                 Vice President, Neuberger Berman, LLC; Associate Portfolio
Vice President, NB Management.               Manager, Guardian Portfolio, a series of Neuberger Berman
                                             Advisers Management Trust; Portfolio Manager, Socially
                                             Responsive Portfolio, a series of Neuberger Berman Advisers
                                             Management Trust; Associate Portfolio Manager, Neuberger
                                             Berman Guardian Fund, a series of Neuberger Berman Equity
                                             Funds; Portfolio Manager, Neuberger Berman Socially
                                             Responsive Fund, a series of Neuberger Berman Equity
                                             Funds.

Michael F. Fasciano                          Managing Director, Neuberger Berman, LLC since March
Vice President, NB Management.               2001; Portfolio Manager, Neuberger Berman Fasciano Fund, a
                                             series of Neuberger Berman Equity Funds; Portfolio Manager,
                                             Fasciano Portfolio, a series of Neuberger Berman Advisers
                                             Management Trust.

Janet A. Fiorenza
Vice President, NB Management.               Portfolio Manager, Lehman Brothers Municipal Money Fund,
                                             Lehman Brothers National Municipal Money Fund, Lehman
                                             Brothers New York Municipal Money Fund and Lehman
                                             Brothers Tax-Free Money Fund, each a series of Lehman
                                             Brothers Income Funds.

William J. Furrer                            Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President, NB Management.               Lehman Brothers National Municipal Money Fund, Lehman
                                             Brothers New York Municipal Money Fund and Lehman
                                             Brothers Tax-Free Money Fund, each a series of Lehman
                                             Brothers Income Funds.

Brian J. Gaffney                             Managing Director, Neuberger Berman, LLC since 1999; Vice
Senior Vice President,                       President, Lehman Brothers Income Funds; Vice President,
NB Management.                               Neuberger Berman Equity Funds; Vice President, Neuberger
                                             Berman Advisers Management Trust; Vice President, Neuberger
                                             Berman Intermediate Municipal Fund Inc.; Vice President,
                                             Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                             Vice President, Neuberger Berman California Intermediate
                                             Municipal Fund Inc.; Vice President, Neuberger Berman
                                             Realty Income Fund Inc.; Vice President, Neuberger Berman
                                             Income Opportunity Fund Inc.; Vice President, Neuberger
                                             Berman Real Estate Securities Income Fund Inc.; Vice
                                             President, Neuberger Berman Dividend Advantage Fund Inc.;
                                             Vice President, Lehman Brothers First Trust Income
                                             Opportunity Fund; Vice President, Neuberger Berman
                                             Institutional Liquidity Series; Vice President, Lehman
                                             Brothers Institutional Liquidity Cash Management Funds;
                                             Vice President, Institutional Liquidity Trust; Vice
                                             President, Lehman Brothers Reserve Liquidity Funds; Vice
                                             President, Lehman Brothers Institutional Liquidity Funds.


NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Maxine L. Gerson                             Senior Vice President, Neuberger Berman, LLC since 2002;
Secretary and General Counsel,               Deputy General Counsel and Assistant Secretary, Neuberger
NB Management.                               Berman, LLC since 2001; Chief Legal Officer, Lehman
                                             Brothers Income Funds; Chief Legal Officer, Neuberger
                                             Berman Equity Funds; Chief Legal Officer, Neuberger
                                             Berman Advisers Management Trust; Chief Legal Officer,
                                             Neuberger Berman Intermediate Municipal Fund Inc.; Chief
                                             Legal Officer, Neuberger Berman New York Intermediate
                                             Municipal Fund Inc.; Chief Legal Officer, Neuberger Berman
                                             California Intermediate Municipal Fund Inc.; Chief Legal
                                             Officer, Neuberger Berman Realty Income Fund Inc.; Chief
                                             Legal Officer, Neuberger Berman Income Opportunity Fund
                                             Inc.; Chief Legal Officer, Neuberger Berman Real Estate
                                             Securities Income Fund Inc.; Chief Legal Officer, Neuberger
                                             Berman Dividend Advantage Fund Inc.; Chief Legal Officer,
                                             Lehman Brothers First Trust Income Opportunity Fund; Chief
                                             Legal Officer, Neuberger Berman Institutional Liquidity
                                             Series; Chief Legal Officer, Lehman Brothers Institutional
                                             Liquidity Cash Management Funds; Chief Legal Officer,
                                             Institutional Liquidity Trust; Chief Legal Officer, Lehman
                                             Brothers Reserve Liquidity Funds; Chief Legal Officer,
                                             Lehman Brothers Institutional Liquidity Funds.

Edward S. Grieb                              Senior Vice President and Treasurer, Neuberger Berman,
Treasurer and Chief Financial Officer,       LLC; Treasurer, Neuberger Berman Inc.
NB Management.

Michael J. Hanratty                          None.
Vice President, NB Management.

Milu E. Komer                                Associate Portfolio Manager, International Portfolio, a series
Vice President, NB Management.               of Neuberger Berman Advisers Management Trust; Associate
                                             Portfolio Manager, Neuberger Berman International Fund,
                                             Neuberger Berman International Institutional Fund and
                                             Neuberger Berman International Large Cap Fund, each a
                                             series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                           Associate Portfolio Manager, Guardian Portfolio and Socially
Vice President, NB Management.               Responsive Portfolio, each a series of Neuberger Berman
                                             Advisers Management Trust; Associate Portfolio Manager,
                                             Neuberger Berman Guardian Fund and Neuberger Berman
                                             Socially Responsive Fund, each a series of Neuberger Berman
                                             Equity Funds.

Kelly M. Landron                             Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President, NB Management.               Lehman Brothers National Municipal Money Fund, Lehman
                                             Brothers New York Municipal Money Fund and Lehman
                                             Brothers Tax-Free Money Fund, each a series of Lehman
                                             Brothers Income Funds.

Richard S. Levine                            Portfolio Manager, Lehman Brothers Strategic Income Fund, a
Vice President, NB Management.               series of Lehman Brothers Income Funds; Portfolio Manager,
                                             Neuberger Berman Dividend Advantage Fund Inc.

John A. Lovito                               Portfolio Manager, Lehman Brothers Strategic Income Fund, a
Vice President, NB Management.               series of Lehman Brothers Income Funds.


NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Arthur Moretti                               Managing Director, Neuberger Berman, LLC since June 2001;
Vice President, NB Management.               Portfolio Manager, Neuberger Berman Guardian Fund and
                                             Neuberger Berman Socially Responsive Fund, each a series of
                                             Neuberger Berman Equity Funds; Portfolio Manager,
                                             Guardian Portfolio and Socially Responsive Portfolio, each a series of Neuberger Berman Advisers Management Trust.

S. Basu Mullick                              Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management.               Manager, Neuberger Berman Partners Fund and Neuberger
                                             Berman Regency Fund, each a series of Neuberger Berman
                                             Equity Funds; Portfolio Manager, Partners Portfolio and
                                             Regency Portfolio, each a series of Neuberger Berman
                                             Advisers Management Trust.

Thomas P. O'Reilly                           Portfolio Manager, Neuberger Berman Income Opportunity
Vice President, NB Management.               Fund Inc.; Portfolio Manager, Lehman Brothers First Trust
                                             Income Opportunity Fund; Portfolio Manager, Lehman
                                             Brothers Strategic Income Fund and Lehman Brothers High
                                             Income Bond Fund, each a series of Lehman Brothers Income
                                             Funds; Portfolio Manager, High Income Bond Portfolio, a
                                             series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria                            None.
Assistant Secretary, NB Management.

Elizabeth Reagan                             None.
Vice President, NB Management.

Brett S. Reiner                              Associate Portfolio Manager, Neuberger Berman Genesis
Vice President, NB Management.               Fund, a series of Neuberger Berman Equity Funds.

Jack L. Rivkin                               Executive Vice President, Neuberger Berman, LLC; Executive
Chairman and Director, NB                    Vice President, Neuberger Berman Inc.; President and
Management.                                  Director, Neuberger Berman Intermediate Municipal Fund Inc.;
                                             President and Director, Neuberger Berman New York
                                             Intermediate Municipal Fund Inc.; President and Director,
                                             Neuberger Berman California Intermediate Municipal Fund
                                             Inc.; President and Trustee, Neuberger Berman Advisers
                                             Management Trust; President and Trustee, Neuberger Berman
                                             Equity Funds; President and Trustee, Lehman Brothers Income
                                             Funds; President and Director, Neuberger Berman Realty
                                             Income Fund Inc.; President and Director, Neuberger Berman
                                             Income Opportunity Fund Inc.; President and Director,
                                             Neuberger Berman Real Estate Securities Income Fund Inc.;
                                             President, Director and Portfolio Manager, Neuberger Berman
                                             Dividend Advantage Fund Inc.; President and Trustee, Lehman
                                             Brothers First Trust Income Opportunity Fund; President and
                                             Trustee, Neuberger Berman Institutional Liquidity Series;
                                             President and Trustee, Lehman Brothers Institutional
                                             Liquidity Cash Management Funds; President and Trustee,
                                             Institutional Liquidity Trust; President and Trustee,
                                             Lehman Brothers Reserve Liquidity Funds; President and
                                             Trustee, Lehman Brothers Institutional Liquidity Funds;
                                             Portfolio Manager, Lehman Brothers Strategic Income Fund, a
                                             series of Lehman Brothers Income Funds; Director, Dale
                                             Carnegie and Associates, Inc. since 1998; Director,
                                             Solbright, Inc. since 1998.


NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Benjamin E. Segal                            Managing Director, Neuberger Berman, LLC since November
Vice President, NB Management.               2000, prior thereto, Vice President, Neuberger Berman, LLC;
                                             Portfolio Manager, Neuberger Berman International Fund,
                                             Neuberger Berman International Institutional Fund and
                                             Neuberger Berman International Large Cap Fund, each a
                                             series of Neuberger Berman Equity Funds; Portfolio Manager,
                                             International Portfolio, a series of Neuberger Berman Advisers
                                             Management Trust.

Michelle B. Stein                            Portfolio Manager, Neuberger Berman Dividend Advantage
Vice President, NB Management.               Fund Inc.

Peter E. Sundman                             Executive Vice President, Neuberger Berman Inc. since 1999;
President and Director,                      Head of Neuberger Berman Inc.'s Mutual Funds Business
NB Management.                               (since 1999) and Institutional Business (1999 to October
                                             2005); responsible for Managed Accounts Business and
                                             intermediary distribution since October 1999; Managing
                                             Director, Neuberger Berman since 2005; formerly, Executive
                                             Vice President, Neuberger Berman, 1999 to December 2005;
                                             Director and Vice President, Neuberger & Berman Agency,
                                             Inc. since 2000; Chairman of the Board, Chief Executive
                                             Officer and Trustee, Lehman Brothers Income Funds;
                                             Chairman of the Board, Chief Executive Officer and Trustee,
                                             Neuberger Berman Advisers Management Trust; Chairman of
                                             the Board, Chief Executive Officer and Trustee, Neuberger
                                             Berman Equity Funds; Chairman of the Board, Chief
                                             Executive Officer and Director, Neuberger Berman
                                             Intermediate Municipal Fund Inc.; Chairman of the Board,
                                             Chief Executive Officer and Director, Neuberger Berman New
                                             York Intermediate Municipal Fund Inc.; Chairman of the
                                             Board, Chief Executive Officer and Director, Neuberger
                                             Berman California Intermediate Municipal Fund Inc.;
                                             Chairman of the Board, Chief Executive Officer and Director,
                                             Neuberger Berman Realty Income Fund Inc.; Chairman of the
                                             Board, Chief Executive Officer and Director, Neuberger
                                             Berman Income Opportunity Fund Inc.; Chairman of the
                                             Board, Chief Executive Officer and Director, Neuberger
                                             Berman Real Estate Securities Income Fund Inc.; Chairman of
                                             the Board, Chief Executive Officer and Director, Neuberger
                                             Berman Dividend Advantage Fund Inc.; Chairman of the
                                             Board, Chief Executive Officer and Director, Lehman
                                             Brothers First Trust Income Opportunity Fund; Chairman of
                                             the Board, Chief Executive Officer and Trustee, Neuberger
                                             Berman Institutional Liquidity Series; Chairman of the Board,
                                             Chief Executive Officer and Trustee, Lehman Brothers
                                             Institutional Liquidity Cash Management Funds; Chairman of
                                             the Board, Chief Executive Officer and Trustee, Institutional
                                             Liquidity Trust; Chairman of the Board, Chief Executive
                                             Officer and Trustee, Lehman Brothers Reserve Liquidity
                                             Funds; Chairman of the Board, Chief Executive Officer and
                                             Trustee, Lehman Brothers Institutional Liquidity Funds;
                                             Trustee, College of Wooster.

Kenneth J. Turek                             Portfolio Manager, Balanced Portfolio, Growth Portfolio and
Vice President, NB Management.               Mid-Cap Growth Portfolio, each a series of Neuberger
                                             Berman Advisers Management Trust; Portfolio Manager,
                                             Neuberger Berman Century Fund and Neuberger Berman
                                             Mid Cap Growth Fund, each a series of Neuberger Berman Equity
                                             Funds.


NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Judith M. Vale                               Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management.               Manager, Neuberger Berman Genesis Fund, a series of
                                             Neuberger Berman Equity Funds.

John T. Zielinsky                            Portfolio Manager, Neuberger Berman Century Fund, a series
Vice President, NB Management.               of Neuberger Berman Equity Funds.


      Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.    Principal Underwriters.
-------     -----------------------

(a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Reserve Liquidity Funds

(b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                    POSITIONS AND OFFICES                             POSITIONS AND OFFICES
NAME                                WITH UNDERWRITER                                  WITH REGISTRANT
----                                ----------------                                  ---------------
Joseph V. Amato                     Director                                          None

Ann H. Benjamin                     Vice President                                    None

Michael L. Bowyer                   Vice President                                    None

Claudia A. Brandon                  Vice President/Mutual Fund Board
                                    Relations & Assistant Secretary                   Secretary

Steven R. Brown                     Vice President                                    None

David H. Burshtan                   Vice President                                    None

Lori B. Canell                      Vice President                                    None

Robert Conti                        Senior Vice President                             Vice President

Robert B. Corman                    Vice President                                    None

Robert W. D'Alelio                  Vice President                                    None

John E. Dugenske                    Vice President                                    None

Ingrid Dyott                        Vice President                                    None

Michael F. Fasciano                 Vice President                                    None

Janet A. Fiorenza                   Vice President                                    None

William J. Furrer                   Vice President                                    None


                                    POSITIONS AND OFFICES                       POSITIONS AND OFFICES
NAME                                WITH UNDERWRITER                            WITH REGISTRANT
----                                ----------------                            ---------------
Brian J. Gaffney                    Senior Vice President                       Vice President

Maxine L. Gerson                    Secretary                                   Chief Legal Officer (only for
                                                                                purposes of sections 307 and 406
                                                                                of the Sarbanes - Oxley Act of
                                                                                2002)

Edward S. Grieb                     Treasurer and Chief Financial Officer       None

Michael J. Hanratty                 Vice President                              None

Milu E. Komer                       Vice President                              None

Sajjad S. Ladiwala                  Vice President                              None

Richard S. Levine                   Vice President                              None

John A. Lovito                      Vice President                              None

Kelly M. Landron                    Vice President                              None

Arthur Moretti                      Vice President                              None

S. Basu Mullick                     Vice President                              None

Thomas P. O'Reilly                  Vice President                              None

Loraine Olavarria                   Assistant Secretary                         None

Elizabeth Reagan                    Vice President                              None

Brett S. Reiner                     Vice President                              None

Jack L. Rivkin                      Chairman and Director                       President and Trustee

Benjamin E. Segal                   Vice President                              None

Michelle B. Stein                   Vice President                              None

Kenneth J. Turek                    Vice President                              None

Peter E. Sundman                    President and Director                      Chairman of the Board, Chief
                                                                                Executive Officer and Trustee

Judith M. Vale                      Vice President                              None

Chamaine Williams                   Chief Compliance Officer                    Chief Compliance Officer

John T. Zielinsky                   Vice President                              None

(c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     ---------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
-------     --------------------

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
-------     -------------

None.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 18th day of December 2007.



                                           LEHMAN BROTHERS INCOME FUNDS


                                           By:    /s/ Jack L. Rivkin
                                                  ----------------------
                                           Name:  Jack L. Rivkin*
                                           Title: President and Trustee


Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 62 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                       Date
---------                               -----                       ----

                            Chairman of the Board, Chief
/s/ Peter E. Sundman        Executive Officer and Trustee      December 18, 2007
-----------------------
Peter E. Sundman*


/s/ Jack L. Rivkin               President and Trustee         December 18, 2007
-----------------------
Jack L. Rivkin*


/s/ John M. McGovern     Treasurer and Principal Financial
-----------------------        and Accounting Officer          December 18, 2007
John M. McGovern


/s/ John Cannon                        Trustee                 December 18, 2007
-----------------------
John Cannon*


/s/ Faith Colish                       Trustee                 December 18, 2007
-----------------------
Faith Colish*


/s/ Martha C. Goss                     Trustee                 December 18, 2007
-----------------------
Martha C. Goss*


/s/ C. Anne Harvey                     Trustee                 December 18, 2007
-----------------------
C. Anne Harvey*


/s/ Robert A. Kavesh                   Trustee                 December 18, 2007
-----------------------
Robert A. Kavesh*


/s/ Michael M. Knetter                 Trustee                 December 18, 2007
-----------------------
Michael M. Knetter*

Signature                               Title                       Date
---------                               -----                       ----

/s/ Howard A. Mileaf                   Trustee                 December 18, 2007
-----------------------
Howard A. Mileaf*


/s/ George W. Morriss                  Trustee                 December 18, 2007
-----------------------
George W. Morriss*


/s/ Edward I. O'Brien                  Trustee                 December 18, 2007
-----------------------
Edward I. O'Brien*


/s/ William E. Rulon                   Trustee                 December 18, 2007
-----------------------
William E. Rulon*


/s/ Cornelius T. Ryan                  Trustee                 December 18, 2007
-----------------------
Cornelius T. Ryan*


/s/ Tom D. Seip                        Trustee                 December 18, 2007
-----------------------
Tom D. Seip*


/s/ Candace L. Straight                Trustee                 December 18, 2007
-----------------------
Candace L. Straight*


/s/ Peter P. Trapp                     Trustee                 December 18, 2007
-----------------------
Peter P. Trapp*


*Signatures affixed by Fatima Sulaiman on December 18, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 51, No. 54 and No. 57 to Registrant's Registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006, July 2, 2007 and September 10, 2007, respectively.